UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 6 of its series: Allspring Government Money Market Fund, Allspring Heritage Money Market Fund, Allspring Money Market Fund, Allspring 100% Treasury Money Market Fund, Allspring National Tax-Free Money Market Fund, and Allspring Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2024

Administrator Class

WGAXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.4
8-14 days	1.1
15-29 days	3.6
30-59 days	4.8
60-89 days	5.0
90-179 days	14.8
180-269 days	5.6
270+ days	11.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0947 07-24

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2024

Class A

WFGXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.4
8-14 days	1.1
15-29 days	3.6
30-59 days	4.8
60-89 days	5.0
90-179 days	14.8
180-269 days	5.6
270+ days	11.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0450 07-24

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2024

Institutional Class

GVIXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.4
8-14 days	1.1
15-29 days	3.6
30-59 days	4.8
60-89 days	5.0
90-179 days	14.8
180-269 days	5.6
270+ days	11.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1751 07-24

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2024

Roberts & Ryan Class

RNRXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.4
8-14 days	1.1
15-29 days	3.6
30-59 days	4.8
60-89 days	5.0
90-179 days	14.8
180-269 days	5.6
270+ days	11.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5123 07-24

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2024

Select Class

WFFXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.4
8-14 days	1.1
15-29 days	3.6
30-59 days	4.8
60-89 days	5.0
90-179 days	14.8
180-269 days	5.6
270+ days	11.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3802 07-24

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2024

Service Class

NWGXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.4
8-14 days	1.1
15-29 days	3.6
30-59 days	4.8
60-89 days	5.0
90-179 days	14.8
180-269 days	5.6
270+ days	11.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0743 07-24

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2024

Sweep Class

This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Sweep Class	$25	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.4
8-14 days	1.1
15-29 days	3.6
30-59 days	4.8
60-89 days	5.0
90-179 days	14.8
180-269 days	5.6
270+ days	11.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3931 07-24

Semi-Annual Shareholder Report

Government Money Market Fund

July 31, 2024

Tribal Inclusion Class

AGTXX

This semi-annual shareholder report contains important information about Government Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Tribal Inclusion Class	$8	0.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$117,653,950,403
# of portfolio holdings	336
Total advisory fees paid	$71,865,323
Weighted average maturity	37 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	53.8
U.S. Treasury securities	29.2
Government agency debt	16.7
Other instruments	0.3

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.4
8-14 days	1.1
15-29 days	3.6
30-59 days	4.8
60-89 days	5.0
90-179 days	14.8
180-269 days	5.6
270+ days	11.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5120 07-24

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2024

Administrator Class

WTRXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$15	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	9.2
8-14 days	8.1
15-29 days	19.6
30-59 days	25.2
60-89 days	10.0
90-179 days	14.6
180-269 days	2.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3722 07-24

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2024

Class A

WFTXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	9.2
8-14 days	8.1
15-29 days	19.6
30-59 days	25.2
60-89 days	10.0
90-179 days	14.6
180-269 days	2.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0252 07-24

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2024

Roberts & Ryan Class

RRAXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	9.2
8-14 days	8.1
15-29 days	19.6
30-59 days	25.2
60-89 days	10.0
90-179 days	14.6
180-269 days	2.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5122 07-24

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2024

Institutional Class

WOTXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	9.2
8-14 days	8.1
15-29 days	19.6
30-59 days	25.2
60-89 days	10.0
90-179 days	14.6
180-269 days	2.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3177 07-24

Semi-Annual Shareholder Report

100% Treasury Money Market Fund

July 31, 2024

Service Class

NWTXX

This semi-annual shareholder report contains important information about 100% Treasury Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$16,077,367,182
# of portfolio holdings	78
Total advisory fees paid	$9,830,376
Weighted average maturity	49 days
Weighted average life	91 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

U.S. Treasury Bills	84.8
U.S. Treasury Floating Rate Notes	10.6
U.S. Treasury Notes	4.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	9.2
8-14 days	8.1
15-29 days	19.6
30-59 days	25.2
60-89 days	10.0
90-179 days	14.6
180-269 days	2.6
270+ days	10.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0008 07-24

Semi-Annual Shareholder Report

Heritage Money Market Fund

July 31, 2024

Administrator Class

SHMXX

This semi-annual shareholder report contains important information about Heritage Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,615,620,278
# of portfolio holdings	39
Total advisory fees paid	$1,605,605
Weighted average maturity	2 days
Weighted average life	2 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	75.0
Municipal obligations	11.0
Certificates of deposit	9.0
Commercial paper	3.6
Other instruments	1.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	98.5
8-29 days	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees unanimously approved the merger of the Fund into the Allspring Government Money Market Fund. The merger occurred after the close of business on August 16, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3229 07-24

Semi-Annual Shareholder Report

Heritage Money Market Fund

July 31, 2024

Institutional Class

SHIXX

This semi-annual shareholder report contains important information about Heritage Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,615,620,278
# of portfolio holdings	39
Total advisory fees paid	$1,605,605
Weighted average maturity	2 days
Weighted average life	2 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	75.0
Municipal obligations	11.0
Certificates of deposit	9.0
Commercial paper	3.6
Other instruments	1.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	98.5
8-29 days	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees unanimously approved the merger of the Fund into the Allspring Government Money Market Fund. The merger occurred after the close of business on August 16, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3106 07-24

Semi-Annual Shareholder Report

Heritage Money Market Fund

July 31, 2024

Select Class

WFJXX

This semi-annual shareholder report contains important information about Heritage Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.13%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,615,620,278
# of portfolio holdings	39
Total advisory fees paid	$1,605,605
Weighted average maturity	2 days
Weighted average life	2 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	75.0
Municipal obligations	11.0
Certificates of deposit	9.0
Commercial paper	3.6
Other instruments	1.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	98.5
8-29 days	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees unanimously approved the merger of the Fund into the Allspring Government Money Market Fund. The merger occurred after the close of business on August 16, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3801 07-24

Semi-Annual Shareholder Report

Heritage Money Market Fund

July 31, 2024

Service Class

WHTXX

This semi-annual shareholder report contains important information about Heritage Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$22	0.43%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,615,620,278
# of portfolio holdings	39
Total advisory fees paid	$1,605,605
Weighted average maturity	2 days
Weighted average life	2 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	75.0
Municipal obligations	11.0
Certificates of deposit	9.0
Commercial paper	3.6
Other instruments	1.4

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	98.5
8-29 days	1.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since February 1, 2024.

At a meeting held on May 28-30, 2024, the Board of Trustees unanimously approved the merger of the Fund into the Allspring Government Money Market Fund. The merger occurred after the close of business on August 16, 2024.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3655 07-24

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2024

Class A

STGXX

This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$35,152,033,950
# of portfolio holdings	315
Total advisory fees paid	$20,839,782
Weighted average maturity	39 days
Weighted average life	60 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	35.3
Certificates of deposit	27.8
Repurchase agreements	25.5
Municipal obligations	10.7
Other instruments	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	1.7
15-29 days	1.9
30-59 days	9.8
60-89 days	8.3
90-179 days	15.5
180-269 days	7.3
270+ days	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0478 07-24

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2024

Class C

This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$67	1.33%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$35,152,033,950
# of portfolio holdings	315
Total advisory fees paid	$20,839,782
Weighted average maturity	39 days
Weighted average life	60 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	35.3
Certificates of deposit	27.8
Repurchase agreements	25.5
Municipal obligations	10.7
Other instruments	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	1.7
15-29 days	1.9
30-59 days	9.8
60-89 days	8.3
90-179 days	15.5
180-269 days	7.3
270+ days	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3502 07-24

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2024

Premier Class

WMPXX

This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$8	0.16%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$35,152,033,950
# of portfolio holdings	315
Total advisory fees paid	$20,839,782
Weighted average maturity	39 days
Weighted average life	60 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	35.3
Certificates of deposit	27.8
Repurchase agreements	25.5
Municipal obligations	10.7
Other instruments	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	1.7
15-29 days	1.9
30-59 days	9.8
60-89 days	8.3
90-179 days	15.5
180-269 days	7.3
270+ days	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3183 07-24

Semi-Annual Shareholder Report

Money Market Fund

July 31, 2024

Service Class

WMOXX

This semi-annual shareholder report contains important information about Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$25	0.50%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$35,152,033,950
# of portfolio holdings	315
Total advisory fees paid	$20,839,782
Weighted average maturity	39 days
Weighted average life	60 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Commercial paper	35.3
Certificates of deposit	27.8
Repurchase agreements	25.5
Municipal obligations	10.7
Other instruments	0.7

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	50.6
8-14 days	1.7
15-29 days	1.9
30-59 days	9.8
60-89 days	8.3
90-179 days	15.5
180-269 days	7.3
270+ days	4.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3656 07-24

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2024

Administator Class

WNTXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administator Class	$15	0.30%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,762,669,594
# of portfolio holdings	254
Total advisory fees paid	$866,998
Weighted average maturity	40 days
Weighted average life	40 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	39.0
Other municipal debt	34.0
Variable rate demand notes	26.0
Treasury repurchase agreements	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	66.6
8-14 days	1.8
15-29 days	4.7
30-59 days	10.7
60-89 days	4.3
90-179 days	5.1
180-269 days	1.7
270+ days	5.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3710 07-24

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2024

Class A

NWMXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,762,669,594
# of portfolio holdings	254
Total advisory fees paid	$866,998
Weighted average maturity	40 days
Weighted average life	40 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	39.0
Other municipal debt	34.0
Variable rate demand notes	26.0
Treasury repurchase agreements	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	66.6
8-14 days	1.8
15-29 days	4.7
30-59 days	10.7
60-89 days	4.3
90-179 days	5.1
180-269 days	1.7
270+ days	5.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0452 07-24

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2024

Premier Class

WFNXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Premier Class	$10	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,762,669,594
# of portfolio holdings	254
Total advisory fees paid	$866,998
Weighted average maturity	40 days
Weighted average life	40 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	39.0
Other municipal debt	34.0
Variable rate demand notes	26.0
Treasury repurchase agreements	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	66.6
8-14 days	1.8
15-29 days	4.7
30-59 days	10.7
60-89 days	4.3
90-179 days	5.1
180-269 days	1.7
270+ days	5.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0477 07-24

Semi-Annual Shareholder Report

National Tax-Free Money Market Fund

July 31, 2024

Service Class

MMIXX

This semi-annual shareholder report contains important information about National Tax-Free Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$19	0.38%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,762,669,594
# of portfolio holdings	254
Total advisory fees paid	$866,998
Weighted average maturity	40 days
Weighted average life	40 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Tender option bonds	39.0
Other municipal debt	34.0
Variable rate demand notes	26.0
Treasury repurchase agreements	1.0

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	66.6
8-14 days	1.8
15-29 days	4.7
30-59 days	10.7
60-89 days	4.3
90-179 days	5.1
180-269 days	1.7
270+ days	5.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0792 07-24

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2024

Administrator Class

WTPXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$17	0.34%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.0
8-14 days	1.8
15-29 days	5.2
30-59 days	3.2
60-89 days	4.4
90-179 days	14.6
180-269 days	5.6
270+ days	12.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3720 07-24

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2024

Class A

PIVXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$29	0.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.0
8-14 days	1.8
15-29 days	5.2
30-59 days	3.2
60-89 days	4.4
90-179 days	14.6
180-269 days	5.6
270+ days	12.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0453 07-24

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2024

Institutional Class

PISXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$10	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.0
8-14 days	1.8
15-29 days	5.2
30-59 days	3.2
60-89 days	4.4
90-179 days	14.6
180-269 days	5.6
270+ days	12.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0793 07-24

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2024

Select Class

WTLXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Select Class	$7	0.14%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.0
8-14 days	1.8
15-29 days	5.2
30-59 days	3.2
60-89 days	4.4
90-179 days	14.6
180-269 days	5.6
270+ days	12.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3803 07-24

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2024

Service Class

PRVXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Service Class	$23	0.45%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.0
8-14 days	1.8
15-29 days	5.2
30-59 days	3.2
60-89 days	4.4
90-179 days	14.6
180-269 days	5.6
270+ days	12.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0454 07-24

Semi-Annual Shareholder Report

Treasury Plus Money Market Fund

July 31, 2024

Roberts & Ryan Class

RRTXX

This semi-annual shareholder report contains important information about Treasury Plus Money Market Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Roberts & Ryan Class	$10	0.20%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$27,132,620,555
# of portfolio holdings	97
Total advisory fees paid	$18,037,707
Weighted average maturity	39 days
Weighted average life	89 days

What did the Fund invest in?

(Based on total investments)

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Repurchase agreements	55.4
U.S. Treasury securities	44.6

EFFECTIVE MATURITY-DAYS (% OF TOTAL INVESTMENT)

1-7 day(s)	53.0
8-14 days	1.8
15-29 days	5.2
30-59 days	3.2
60-89 days	4.4
90-179 days	14.6
180-269 days	5.6
270+ days	12.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5124 07-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Government Money Market Funds

Allspring 100% Treasury Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2024

Government Money Market Funds | 1

Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 105.07%
U.S. Treasury Bills☼	4.84%	1-23-2025	$110,000,000	$107,447,795
U.S. Treasury Bills%%☼	4.93	12-3-2024	100,000,000	98,316,811
U.S. Treasury Bills%%☼	4.93	12-3-2024	100,000,000	98,316,646
U.S. Treasury Bills☼	4.95	1-16-2025	110,000,000	107,491,690
U.S. Treasury Bills☼	4.97	6-12-2025	30,000,000	28,713,488
U.S. Treasury Bills☼	4.98	4-17-2025	50,000,000	48,232,505
U.S. Treasury Bills%%☼	5.01	9-12-2024	50,000,000	49,702,442
U.S. Treasury Bills%%☼	5.01	9-12-2024	60,000,000	59,642,860
U.S. Treasury Bills☼	5.01	5-15-2025	60,000,000	57,635,917
U.S. Treasury Bills%%☼	5.03	1-30-2025	10,000,000	9,750,887
U.S. Treasury Bills%%☼	5.04	1-30-2025	40,000,000	39,001,629
U.S. Treasury Bills☼	5.06	12-26-2024	70,000,000	68,572,323
U.S. Treasury Bills☼	5.15	1-9-2025	50,000,000	48,863,385
U.S. Treasury Bills%%☼	5.16	9-12-2024	150,000,000	149,081,600
U.S. Treasury Bills%%☼	5.16	10-31-2024	150,000,000	148,046,154
U.S. Treasury Bills%%☼	5.18	10-31-2024	50,000,000	49,346,822
U.S. Treasury Bills☼	5.18	11-26-2024	200,000,000	196,678,500
U.S. Treasury Bills%%☼	5.19	9-12-2024	400,000,000	397,535,533
U.S. Treasury Bills☼	5.19	1-2-2025	30,000,000	29,343,447
U.S. Treasury Bills☼	5.21	11-19-2024	200,000,000	196,860,356
U.S. Treasury Bills☼	5.22	12-5-2024	50,000,000	49,098,242
U.S. Treasury Bills☼	5.22	12-19-2024	50,000,000	48,999,486
U.S. Treasury Bills☼	5.23	11-7-2024	50,000,000	49,297,939
U.S. Treasury Bills☼	5.23	12-12-2024	50,000,000	49,046,326
U.S. Treasury Bills☼	5.24	11-14-2024	50,000,000	49,246,363
U.S. Treasury Bills☼	5.24	11-21-2024	50,000,000	49,196,711
U.S. Treasury Bills☼	5.24	11-29-2024	80,000,000	78,621,266
U.S. Treasury Bills☼	5.26	10-17-2024	150,000,000	148,333,271
U.S. Treasury Bills☼	5.26	10-17-2024	50,000,000	49,448,594
U.S. Treasury Bills☼	5.26	10-24-2024	150,000,000	148,182,625
U.S. Treasury Bills☼	5.26	10-24-2024	50,000,000	49,398,233
U.S. Treasury Bills☼	5.27	10-10-2024	170,000,000	168,272,750
U.S. Treasury Bills☼	5.27	10-10-2024	50,000,000	49,501,882
U.S. Treasury Bills☼	5.27	11-12-2024	200,000,000	197,025,124
U.S. Treasury Bills☼	5.28	8-8-2024	276,150,000	275,870,158
U.S. Treasury Bills☼	5.28	11-5-2024	200,000,000	197,225,067
U.S. Treasury Bills☼	5.29	8-29-2024	150,000,000	149,387,150
U.S. Treasury Bills☼	5.29	8-29-2024	60,000,000	59,760,495
U.S. Treasury Bills☼	5.29	9-5-2024	250,000,000	248,722,014
U.S. Treasury Bills☼	5.29	9-5-2024	70,000,000	69,653,274
U.S. Treasury Bills☼	5.29	10-3-2024	170,000,000	168,445,790
U.S. Treasury Bills☼	5.29	10-3-2024	70,000,000	69,362,212
U.S. Treasury Bills☼	5.29	10-8-2024	200,000,000	198,028,756
U.S. Treasury Bills☼	5.29	10-15-2024	200,000,000	197,827,333
U.S. Treasury Bills☼	5.29	10-22-2024	200,000,000	197,622,911
U.S. Treasury Bills☼	5.29	10-29-2024	200,000,000	197,419,989
U.S. Treasury Bills☼	5.30	8-22-2024	350,000,000	348,925,383
U.S. Treasury Bills☼	5.30	8-22-2024	100,000,000	99,702,366
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	5.31%	8-1-2024	$502,590,000	$502,590,000
U.S. Treasury Bills☼	5.31	8-1-2024	50,000,000	50,000,000
U.S. Treasury Bills☼	5.31	9-26-2024	150,000,000	148,778,500
U.S. Treasury Bills☼	5.31	10-1-2024	200,000,000	198,225,069
U.S. Treasury Bills☼	5.32	8-15-2024	500,000,000	498,975,609
U.S. Treasury Bills☼	5.32	8-15-2024	50,000,000	49,901,596
U.S. Treasury Bills☼	5.32	9-19-2024	150,000,000	148,928,125
U.S. Treasury Bills☼	5.32	9-24-2024	400,000,000	396,845,200
U.S. Treasury Bills☼	5.32	9-24-2024	200,000,000	198,429,575
U.S. Treasury Bills☼	5.33	8-6-2024	65,180,000	65,132,201
U.S. Treasury Bills☼##	5.33	8-6-2024	700,000,000	699,487,347
U.S. Treasury Bills☼	5.33	8-6-2024	250,000,000	249,819,514
U.S. Treasury Bills☼	5.33	8-20-2024	346,180,000	345,220,976
U.S. Treasury Bills☼##	5.33	8-20-2024	700,000,000	698,057,646
U.S. Treasury Bills☼	5.33	9-10-2024	600,000,000	596,494,778
U.S. Treasury Bills☼	5.33	9-10-2024	200,000,000	198,836,444
U.S. Treasury Bills☼	5.33	9-17-2024	600,000,000	595,879,667
U.S. Treasury Bills☼	5.33	9-17-2024	200,000,000	198,634,102
U.S. Treasury Bills☼	5.34	8-13-2024	900,000,000	898,419,300
U.S. Treasury Bills☼	5.34	8-13-2024	200,000,000	199,651,133
U.S. Treasury Bills☼	5.34	8-27-2024	742,230,000	739,401,246
U.S. Treasury Bills☼	5.34	8-27-2024	200,000,000	199,243,111
U.S. Treasury Bills☼	5.34	9-3-2024	600,000,000	597,099,850
U.S. Treasury Bills☼	5.34	9-3-2024	200,000,000	199,038,783
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.13%)±	5.38	7-31-2025	190,000,000	189,906,615
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±	5.40	10-31-2024	100,000,000	99,975,739
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	5.41	4-30-2026	250,000,000	249,995,528
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.43	4-30-2025	470,000,000	470,066,861
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.43	10-31-2025	420,000,000	419,855,373
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±	5.44	7-31-2026	80,000,000	80,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±	5.46	1-31-2025	150,000,000	150,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±	5.50	1-31-2026	140,000,000	140,052,984
U.S. Treasury Notes	0.38	8-15-2024	90,000,000	89,832,248
U.S. Treasury Notes	0.38	4-30-2025	50,000,000	48,320,871
U.S. Treasury Notes	0.50	3-31-2025	40,000,000	38,849,744
U.S. Treasury Notes	0.63	10-15-2024	40,000,000	39,617,865
U.S. Treasury Notes	0.75	11-15-2024	50,000,000	49,376,126
U.S. Treasury Notes	1.13	2-28-2025	80,000,000	78,298,758
U.S. Treasury Notes	1.38	1-31-2025	10,000,000	9,832,855
U.S. Treasury Notes	1.50	11-30-2024	20,000,000	19,778,692
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—July 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		1.75%	12-31-2024	$60,000,000	$59,199,867
U.S. Treasury Notes		2.25	11-15-2024	30,000,000	29,750,962
U.S. Treasury Notes		2.25	12-31-2024	50,000,000	49,481,536
U.S. Treasury Notes		2.38	8-15-2024	50,000,000	49,942,458
U.S. Treasury Notes		2.63	3-31-2025	15,000,000	14,769,185
U.S. Treasury Notes		2.63	4-15-2025	15,000,000	14,757,994
U.S. Treasury Notes		2.75	5-15-2025	20,000,000	19,629,609
U.S. Treasury Notes		2.75	6-30-2025	20,000,000	19,585,830
U.S. Treasury Notes		2.88	4-30-2025	35,000,000	34,428,723
U.S. Treasury Notes		3.00	7-15-2025	20,000,000	19,610,110
U.S. Treasury Notes		3.88	4-30-2025	20,000,000	19,833,578
U.S. Treasury Notes		4.13	1-31-2025	30,000,000	29,871,648
U.S. Treasury Notes		4.38	10-31-2024	20,000,000	19,947,907
U.S. Treasury Notes		4.63	6-30-2025	15,000,000	14,934,254
Total U.S. treasury securities (Cost $16,892,796,192)					16,892,796,192
Total investments in securities (Cost $16,892,796,192)	105.07%				16,892,796,192
Other assets and liabilities, net	(5.07)				(815,429,010)
Total net assets	100.00%				$16,077,367,182

☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$16,892,796,192
Cash	7,873
Receivable for Fund shares sold	22,331,668
Receivable for interest	3,178,746
Prepaid expenses and other assets	177,908
Total assets	16,918,492,387
Liabilities
Payable for when-issued transactions	790,967,661
Dividends payable	26,915,414
Payable for Fund shares redeemed	19,186,383
Management fee payable	1,555,007
Administration fees payable	1,282,061
Shareholder servicing fee payable	1,100,102
Accrued expenses and other liabilities	118,577
Total liabilities	841,125,205
Total net assets	$16,077,367,182
Net assets consist of
Paid-in capital	$16,077,152,656
Total distributable earnings	214,526
Total net assets	$16,077,367,182
Computation of net asset value per share
Net assets–Class A	$76,042,385
Shares outstanding–Class A1	76,039,137
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$424,297,331
Shares outstanding–Administrator Class[1]	424,276,845
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$10,424,014,764
Shares outstanding–Institutional Class[1]	10,423,533,030
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$104,102
Shares outstanding–Roberts & Ryan Class[1]	104,097
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Service Class	$5,152,908,600
Shares outstanding–Service Class[1]	5,152,689,095
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of operations—six months ended July 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$442,153,181
Expenses
Management fee	11,394,353
Administration fees
Class A	70,838
Administrator Class	184,499
Institutional Class	4,428,358
Roberts & Ryan Class	41
Service Class	2,957,980
Shareholder servicing fees
Class A	88,548
Administrator Class	184,500
Service Class	6,162,457
Custody and accounting fees	163,547
Professional fees	42,919
Registration fees	295,201
Shareholder report expenses	19,193
Trustees’ fees and expenses	13,622
Other fees and expenses	128,105
Total expenses	26,134,161
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,563,977)
Administrator Class	(49,337)
Institutional Class	(366,006)
Net expenses	24,154,841
Net investment income	417,998,340
Net realized gains on investments	59,386
Net increase in net assets resulting from operations	$418,057,726
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2024 (unaudited)		Year ended January 31, 2024
Operations
Net investment income		$417,998,340		$745,276,118
Net realized gains on investments		59,386		610,586
Net increase in net assets resulting from operations		418,057,726		745,886,704
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,699,710)		(2,613,056)
Administrator Class		(9,368,734)		(22,214,954)
Institutional Class		(286,670,468)		(499,705,847)
Roberts & Ryan Class		(2,641)		(1,456)[1]
Service Class		(120,254,669)		(221,362,222)
Total distributions to shareholders		(417,996,222)		(745,897,535)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	33,542,409	33,542,409	74,170,889	74,170,889
Administrator Class	672,714,450	672,714,450	1,370,281,993	1,370,281,993
Institutional Class	18,362,242,636	18,362,242,636	40,211,606,724	40,211,606,724
Roberts & Ryan Class	0	0	100,000 [1]	100,000 [1]
Service Class	9,949,816,894	9,949,816,894	22,830,547,578	22,830,547,578
		29,018,316,389		64,486,707,184
Reinvestment of distributions
Class A	1,686,069	1,686,069	2,587,930	2,587,930
Administrator Class	5,013,989	5,013,989	13,516,880	13,516,880
Institutional Class	215,621,803	215,621,803	342,013,840	342,013,840
Roberts & Ryan Class	2,641	2,641	1,456 [1]	1,456 [1]
Service Class	40,399,880	40,399,880	73,066,874	73,066,874
		262,724,382		431,186,980
Payment for shares redeemed
Class A	(30,607,441)	(30,607,441)	(46,063,818)	(46,063,818)
Administrator Class	(597,507,569)	(597,507,569)	(1,457,019,771)	(1,457,019,771)
Institutional Class	(19,819,225,425)	(19,819,225,425)	(35,854,154,502)	(35,854,154,502)
Service Class	(10,098,494,884)	(10,098,494,884)	(21,815,460,107)	(21,815,460,107)
		(30,545,835,319)		(59,172,698,198)
Net increase (decrease) in net assets resulting from capital share transactions		(1,264,794,548)		5,745,195,966
Total increase (decrease) in net assets		(1,264,733,044)		5,745,185,135
Net assets
Beginning of period		17,342,100,226		11,596,915,091
End of period		$16,077,367,182		$17,342,100,226
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.01	0.00 [1,2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.41%	4.65%	1.42%	0.02%	0.14%	1.54%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.60%	0.62%	0.61%	0.61%	0.63%
Net expenses	0.58%	0.59%	0.50%*	0.06%*	0.31%*	0.60%
Net investment income	4.80%	4.60%	1.27%	0.02%	0.15%	1.49%
Supplemental data
Net assets, end of period (000s omitted)	$76,042	$71,421	$40,725	$47,409	$202,999	$468,360

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.29%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.55%	4.95%	1.65%	0.01%	0.20%	1.84%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.34%	0.34%	0.36%
Net expenses	0.30%	0.30%	0.28%*	0.06%*	0.22%*	0.30%
Net investment income	5.08%	4.86%	1.73%	0.01%	0.19%	1.85%
Supplemental data
Net assets, end of period (000s omitted)	$424,297	$344,069	$417,372	$435,818	$493,677	$554,447

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.24%
Year ended January 31, 2021	0.08%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.60%	5.06%	1.74%	0.01%	0.24%	1.95%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.22%	0.24%
Net expenses	0.20%	0.20%	0.19%*	0.06%*	0.18%*	0.20%
Net investment income	5.18%	4.99%	1.54%	0.01%	0.17%	1.92%
Supplemental data
Net assets, end of period (000s omitted)	$10,424,015	$11,665,347	$6,965,776	$10,797,673	$12,321,170	$7,564,485

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

Roberts & Ryan Class	Six months ended July 31, 2024 (unaudited)	Year ended January 31, 2024[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.03 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.01
Distributions to shareholders from
Net investment income	(0.03)	(0.01)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[4]	2.60%	1.46%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%
Net expenses	0.20%	0.20%
Net investment income	5.18%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$104	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Service Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.45%	4.74%	1.49%	0.01%	0.15%	1.64%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.51%	0.53%
Net expenses	0.50%	0.50%	0.44%*	0.06%*	0.25%*	0.50%
Net investment income	4.88%	4.69%	1.46%	0.01%	0.12%	1.58%
Supplemental data
Net assets, end of period (000s omitted)	$5,152,909	$5,261,162	$4,173,042	$5,336,278	$5,225,755	$4,230,537

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Government Money Market Funds | 13

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$16,892,796,192	$0	$16,892,796,192
Total assets	$0	$16,892,796,192	$0	$16,892,796,192
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2024, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
14 | Government Money Market Funds

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Institutional Class	0.20
Roberts & Ryan Class	0.20
Service Class	0.50
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2024.
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Government Money Market Funds | 15

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

16 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Government Money Market Funds | 17

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

18 | Government Money Market Funds

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Service Class) was in range of the average investment performance of the Universe for all periods under review.
The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to the investment decisions and market factors that affected the Fund’s investment performance.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for each share class, except for Class A shares, which was higher than the median net operating expense ratio of the expense Group.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Government Money Market Funds | 19

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

20 | Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0252 07-24

Government Money Market Funds

Allspring Government Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2024

Government Money Market Funds | 1

Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Government agency debt: 16.85%
FFCB	0.31%	8-20-2024	$28,500,000	$28,425,626
FFCB	0.47	11-18-2024	19,696,000	19,421,980
FFCB	0.61	8-25-2025	41,900,000	40,056,615
FFCB	4.50	11-18-2024	288,074,000	287,409,620
FFCB	4.75	1-8-2025	101,000,000	100,955,341
FFCB	4.75	2-28-2025	119,821,000	119,625,388
FFCB	4.88	7-22-2025	100,000,000	99,973,595
FFCB☼	4.97	5-5-2025	48,000,000	46,190,267
FFCB	5.00	3-6-2025	50,000,000	49,992,263
FFCB☼	5.01	4-21-2025	50,000,000	48,195,528
FFCB☼	5.07	2-3-2025	25,000,000	24,354,167
FFCB☼	5.07	2-13-2025	29,000,000	28,210,556
FFCB	5.13	5-9-2025	65,265,000	65,238,867
FFCB	5.13	5-22-2025	25,000,000	24,989,438
FFCB	5.13	7-8-2025	25,000,000	25,015,223
FFCB☼	5.19	12-6-2024	33,000,000	32,403,947
FFCB☼	5.22	12-24-2024	25,000,000	24,481,424
FFCB	5.38	11-1-2024	92,950,000	92,940,603
FFCB Series 2 (U.S. SOFR+0.05%)±	5.38	6-20-2025	35,000,000	35,000,000
FFCB (U.S. SOFR+0.08%)±	5.41	1-28-2026	200,000,000	200,000,000
FFCB (U.S. SOFR+0.08%)±	5.41	2-10-2026	90,000,000	90,000,000
FFCB (U.S. SOFR+0.08%)±	5.41	2-17-2026	200,000,000	199,985,157
FFCB (U.S. SOFR+0.09%)±	5.42	1-23-2026	100,000,000	100,000,000
FFCB (U.S. SOFR+0.09%)±	5.42	2-2-2026	40,000,000	40,000,000
FFCB (U.S. Federal Funds Effective Rate+0.09%)±	5.42	3-27-2026	150,000,000	149,988,067
FFCB (U.S. SOFR+0.10%)±	5.43	8-8-2024	75,000,000	75,000,016
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.22%)±	5.43	1-27-2025	250,000,000	249,994,128
FFCB (U.S. SOFR+0.10%)±	5.43	4-1-2026	50,000,000	50,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.43	4-24-2026	150,000,000	150,000,000
FFCB (U.S. SOFR+0.10%)±	5.43	5-20-2026	100,000,000	100,000,000
FFCB (U.S. SOFR+0.10%)±	5.43	6-5-2026	450,000,000	450,000,000
FFCB (U.S. SOFR+0.10%)±	5.43	6-18-2026	70,000,000	70,000,000
FFCB (U.S. SOFR+0.10%)±	5.43	6-24-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.10%)±	5.43	6-26-2026	155,000,000	155,000,000
FFCB (U.S. SOFR+0.11%)±	5.44	11-22-2024	95,000,000	95,000,000
FFCB (U.S. SOFR+0.11%)±	5.44	1-17-2025	30,700,000	30,691,752
FFCB (U.S. SOFR+0.11%)±	5.44	1-8-2026	30,000,000	30,006,158
FFCB (U.S. SOFR+0.11%)±	5.44	4-9-2026	100,000,000	100,000,000
FFCB (U.S. SOFR+0.11%)±	5.44	6-12-2026	65,000,000	65,000,000
FFCB (U.S. SOFR+0.12%)±	5.45	10-29-2025	160,000,000	160,000,000
FFCB (U.S. Federal Funds Effective Rate+0.13%)±	5.46	3-12-2025	350,000,000	349,991,983
FFCB (U.S. SOFR+0.13%)±	5.46	4-10-2025	300,000,000	299,980,164
FFCB (U.S. SOFR+0.13%)±	5.46	7-29-2026	60,000,000	60,000,000
FFCB (U.S. SOFR+0.14%)±	5.47	9-5-2024	150,000,000	150,000,000
FFCB (U.S. SOFR+0.15%)±	5.48	10-8-2024	400,000,000	399,996,385
FFCB (U.S. Federal Funds Effective Rate+0.15%)±	5.48	2-3-2025	40,000,000	39,999,023
FFCB (U.S. SOFR+0.16%)±	5.49	4-10-2025	60,000,000	60,000,000
FFCB (U.S. SOFR+0.16%)±	5.49	5-15-2025	122,500,000	122,499,388
FFCB (U.S. SOFR+0.16%)±	5.49	7-21-2025	72,000,000	72,000,000
FFCB (U.S. SOFR+0.16%)±	5.49	8-4-2025	105,000,000	105,000,000
FFCB (U.S. SOFR+0.16%)±	5.49	8-28-2025	93,000,000	93,000,000
FFCB (U.S. SOFR+0.17%)±	5.50	1-23-2025	70,000,000	70,000,000
FFCB (U.S. SOFR+0.17%)±	5.50	6-2-2025	200,000,000	200,000,000
FFCB Series 1 (U.S. SOFR+0.17%)±	5.50	7-28-2025	250,000,000	250,000,000
FFCB (U.S. SOFR+0.17%)±	5.50	8-4-2025	465,000,000	464,993,187
FFCB (U.S. SOFR+0.17%)±	5.50	10-23-2025	125,000,000	124,988,648
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.51	5-23-2025	112,500,000	112,495,644
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.51%	6-2-2025	$185,000,000	$184,975,829
FFCB (U.S. Federal Funds Effective Rate+0.18%)±	5.51	7-7-2025	200,000,000	200,000,000
FFCB (U.S. SOFR+0.18%)±	5.51	11-21-2025	250,000,000	249,980,173
FFCB (U.S. SOFR+0.18%)±	5.51	12-11-2025	125,000,000	125,000,000
FFCB (U.S. SOFR+0.19%)±	5.52	6-20-2025	100,000,000	100,000,000
FFCB (U.S. SOFR+0.19%)±	5.52	6-30-2025	150,000,000	150,000,000
FFCB (U.S. Federal Funds Effective Rate+0.20%)±	5.53	2-7-2025	400,000,000	400,000,000
FFCB Series 1 (U.S. SOFR+0.20%)±	5.53	6-2-2025	60,000,000	60,000,000
FFCB (U.S. SOFR+0.33%)±	5.66	12-29-2025	102,000,000	102,333,725
FHLB	0.50	9-27-2024	20,000,000	19,853,021
FHLB	0.50	10-28-2024	10,000,000	9,892,476
FHLB	0.50	11-26-2024	10,000,000	9,859,497
FHLB	2.38	3-14-2025	105,000,000	103,357,295
FHLB☼	4.68	1-3-2025	500,000,000	490,058,472
FHLB☼	4.70	1-27-2025	200,000,000	195,385,778
FHLB☼	4.70	2-6-2025	200,000,000	195,128,000
FHLB☼	4.75	1-17-2025	200,000,000	195,606,000
FHLB☼	4.81	11-15-2024	100,000,000	98,602,861
FHLB	4.83	1-2-2025	350,000,000	349,945,028
FHLB☼	4.83	2-10-2025	200,000,000	194,896,222
FHLB☼	4.83	2-11-2025	150,000,000	146,152,333
FHLB	4.85	1-10-2025	250,000,000	250,000,000
FHLB☼	4.85	1-28-2025	100,000,000	97,607,500
FHLB☼	4.87	2-18-2025	150,000,000	145,980,000
FHLB☼	4.88	1-6-2025	200,000,000	199,981,719
FHLB	4.88	7-15-2025	20,000,000	19,993,624
FHLB☼	4.91	3-17-2025	25,000,000	24,232,875
FHLB	5.00	2-28-2025	61,630,000	61,602,997
FHLB	5.01	2-24-2025	100,000,000	99,989,428
FHLB☼	5.02	5-16-2025	50,000,000	48,020,000
FHLB☼	5.05	4-24-2025	100,000,000	96,316,639
FHLB	5.13	12-2-2024	200,000,000	199,998,219
FHLB	5.13	3-14-2025	28,395,000	28,407,534
FHLB	5.13	5-13-2025	45,000,000	44,991,594
FHLB	5.13	5-23-2025	61,150,000	61,090,541
FHLB	5.13	5-30-2025	20,000,000	19,986,019
FHLB	5.13	6-10-2025	10,000,000	9,995,062
FHLB☼	5.18	12-31-2024	116,000,000	113,499,684
FHLB☼	5.19	1-6-2025	200,000,000	195,505,778
FHLB☼	5.24	10-23-2024	74,000,000	73,117,941
FHLB☼	5.25	10-18-2024	20,000,000	19,775,750
FHLB☼	5.26	9-20-2024	300,000,000	297,837,500
FHLB☼	5.26	10-25-2024	164,880,000	162,861,913
FHLB	5.31	5-12-2025	200,000,000	200,000,000
FHLB	5.41	10-30-2024	129,950,000	129,978,110
FHLB (U.S. SOFR+0.10%)±	5.43	9-4-2024	250,000,000	250,003,240
FHLB (U.S. SOFR+0.10%)±	5.43	4-6-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	5.43	4-22-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.10%)±	5.43	5-28-2026	200,000,000	200,000,000
FHLB (U.S. SOFR+0.11%)±	5.44	11-8-2024	95,000,000	94,998,929
FHLB Series 1 (U.S. SOFR+0.11%)±	5.44	12-2-2024	500,000,000	500,000,000
FHLB (U.S. SOFR+0.11%)±	5.44	12-19-2024	250,000,000	250,000,000
FHLB (U.S. SOFR+0.11%)±	5.44	12-26-2024	200,000,000	200,000,000
FHLB (U.S. SOFR+0.12%)±	5.45	11-18-2024	250,000,000	250,000,000
FHLB (U.S. SOFR+0.13%)±	5.46	2-10-2025	450,000,000	450,000,000
FHLB (U.S. SOFR+0.13%)±	5.46	4-11-2025	250,000,000	250,000,000
FHLB (U.S. SOFR+0.13%)±	5.46	2-9-2026	396,000,000	396,130,574
FHLB (U.S. SOFR+0.13%)±	5.46	6-24-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.14%)±	5.47	1-26-2026	225,000,000	225,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
FHLB (U.S. SOFR+0.14%)±	5.47%	7-28-2026	$100,000,000	$100,000,000
FHLB (U.S. SOFR+0.14%)±	5.47	7-29-2026	150,000,000	150,000,000
FHLB	5.48	7-9-2025	150,000,000	150,000,000
FHLB (U.S. SOFR+0.15%)±	5.48	1-2-2026	244,000,000	244,026,004
FHLB (U.S. SOFR+0.15%)±	5.48	1-5-2026	100,000,000	100,000,000
FHLB (U.S. SOFR+0.16%)±	5.49	7-3-2025	325,000,000	325,000,000
FHLB (U.S. SOFR+0.16%)±	5.49	7-25-2025	200,000,000	200,000,000
FHLB (U.S. SOFR+0.16%)±	5.49	8-22-2025	450,000,000	450,000,000
FHLB (U.S. SOFR+0.16%)±	5.49	10-16-2025	150,000,000	150,000,000
FHLB	5.50	9-20-2024	203,000,000	202,999,904
FHLB (U.S. SOFR+0.20%)±	5.53	11-13-2025	500,000,000	500,000,000
FHLB (U.S. SOFR+0.21%)±	5.54	11-25-2025	200,000,000	200,000,000
FNMA	0.50	6-17-2025	171,523,000	164,796,395
FNMA	1.63	1-7-2025	45,765,000	45,130,400
FNMA (U.S. SOFR+0.12%)±	5.45	7-29-2026	49,000,000	49,000,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.45	1-20-2027	28,333,332	28,333,332
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.45	1-20-2035	32,273,360	32,273,360
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.45	4-20-2035	30,353,960	30,353,960
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.45	11-20-2037	24,005,670	24,005,670
U.S. International Development Finance Corp. Series 9000031202 (U.S. Treasury 3 Month Bill+0.00%)§±	5.47	1-20-2035	7,409,700	7,409,700
U.S. International Development Finance Corp. Series 699- 2014-878-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.48	11-15-2025	2,084,211	2,084,211
U.S. International Development Finance Corp. Series 277- 2012-197-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.48	7-9-2026	18,787,000	18,787,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.48	1-15-2030	8,301,887	8,301,887
U.S. International Development Finance Corp. Series 278- 2009-362-IG (U.S. Treasury 3 Month Bill+0.00%)§±	5.48	5-15-2030	14,688,000	14,688,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.48	10-15-2032	13,623,078	13,623,078
U.S. International Development Finance Corp. Series IV (U.S. Treasury 3 Month Bill+0.00%)§±	5.48	11-15-2033	15,316,241	15,316,241
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.48	6-15-2034	11,849,228	11,849,228
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.49	6-20-2027	4,000,000	4,000,000
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.49	9-20-2027	11,607,142	11,607,142
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.49	3-15-2030	23,304,232	23,304,232
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.49	9-2-2031	53,861,973	53,861,973
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.49	9-30-2031	51,821,600	51,821,600
U.S. International Development Finance Corp. Series 4 (U.S. Treasury 3 Month Bill+8.15%)§±	5.49	9-30-2031	4,175,200	4,175,200
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.49	12-20-2031	45,348,837	45,348,837
U.S. International Development Finance Corp. Series 2 (U.S. Treasury 3 Month Bill+0.00%)§±	5.49	9-20-2038	3,132,158	3,132,157
The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt(continued)
U.S. International Development Finance Corp. (U.S. Treasury 3 Month Bill+0.00%)§±	5.49%	7-7-2040	$49,753,048	$49,753,048
U.S. International Development Finance Corp. Series 3 (U.S. Treasury 3 Month Bill+0.00%)§±	5.50	12-15-2026	1,500,000	1,500,000
Total government agency debt (Cost $19,822,902,587)				19,822,902,587
Municipal obligations: 0.05%
Colorado: 0.05%
Variable rate demand notes ø: 0.05%
Colorado HFA Series C2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	5.35	5-1-2052	29,370,000	29,370,000
Colorado HFA Series D2 Class I (Housing revenue, GNMA Insured, FHLB SPA)	5.35	5-1-2042	26,625,000	26,625,000
Total municipal obligations (Cost $55,995,000)				55,995,000
Other instruments: 0.35%
17th Street Rentals LLC§øø	5.45	2-1-2061	18,200,000	18,200,000
2020 Sheu Family Exempt Trust§øø	5.45	7-1-2041	9,175,000	9,175,000
Brandon Place Partners Ltd. Series 2018§øø	5.45	12-1-2058	15,335,000	15,335,000
Columbus Hotel Investment One LLC Series 2018§øø	5.45	10-1-2048	6,535,000	6,535,000
Conger Investments LLC Series 2021§øø	5.45	6-1-2051	6,200,000	6,200,000
Fortis Family Insurance LLC Series A§øø	5.45	8-1-2070	10,345,000	10,345,000
Gillean Family Trust Series 2019§øø	5.45	12-1-2039	6,140,000	6,140,000
Hacienda Senior Villas LP A California LP Series C§øø	5.45	12-1-2058	20,575,000	20,575,000
Ken-Vin Life Co. LLC Series 2019§øø	5.45	12-1-2059	19,645,000	19,645,000
L Ward Huntley Irrevocable Life Insurance Trust u/a Series 2021§øø	5.45	4-1-2071	21,350,000	21,350,000
La Mesa Senior Living LP§øø	5.45	8-1-2057	48,125,000	48,125,000
Legado Encino LLC Series A§øø	5.45	12-1-2059	19,500,000	19,500,000
MBW Legacy Investments LLC Series 2024§øø	5.45	7-1-2044	10,920,000	10,920,000
Mitchell Irrevocable Life Insurance Trust§øø	5.45	9-1-2059	25,905,000	25,905,000
Morris Family Insurance Trust§øø	5.45	10-1-2069	8,170,000	8,170,000
Our Family IV LLC§øø	5.45	1-1-2044	13,785,000	13,785,000
Plaza Patria Court Ltd. a California LP Series B§øø	5.45	12-1-2058	17,325,000	17,325,000
Renaissance 88 Co. LP§øø	5.45	4-1-2062	19,000,000	19,000,000
Rock Hill SI LLC Series 2021§øø	5.45	6-1-2061	35,700,000	35,700,000
Rohnert Park 668 LP Series A§øø	5.45	6-1-2058	20,920,000	20,920,000
Southside Brookshore Associates LP Series A§øø	5.45	9-1-2059	7,640,000	7,640,000
Thomas Bently Durant Irrevocable Life Insurance Trust Series 2024§øø	5.45	3-1-2044	10,000,000	10,000,000
Vickie Bice Life Insurance Trust Series 2021§øø	5.45	8-1-2046	6,550,000	6,550,000
VPM Linden Manor LP Series A§øø	5.45	9-1-2060	15,200,000	15,200,000
VSL Property Holdings AB LLC§øø	5.45	5-1-2054	17,400,000	17,400,000
Total other instruments (Cost $409,640,000)				409,640,000
Repurchase agreements^^: 54.13%
Australia & New Zealand Banking Group Ltd., dated 7-31-2024, maturity value $2,000,296,799(01)	5.35	8-1-2024	1,999,999,577	1,999,999,577
Bank of America NA, dated 7-31-2024, maturity value $100,014,861(02)	5.35	8-1-2024	100,000,000	100,000,000
Bank of Montreal, dated 7-16-2024, maturity value $501,188,889(03)	5.35	8-1-2024	500,000,000	500,000,000
Barclays Bank PLC, dated 7-31-2024, maturity value $1,470,918,154(04)	5.34	8-1-2024	1,470,700,000	1,470,700,000
Barclays Bank PLC, dated 7-31-2024, maturity value $100,014,861(05)	5.35	8-1-2024	100,000,000	100,000,000
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
Barclays Bank PLC, dated 7-31-2024, maturity value $300,044,583(06)	5.35%	8-1-2024	$300,000,000	$300,000,000
Barclays Bank PLC, dated 7-31-2024, maturity value $500,074,306(07)	5.35	8-1-2024	500,000,000	500,000,000
Barclays Bank PLC, dated 7-31-2024, maturity value $250,037,500(08)	5.40	8-1-2024	250,000,000	250,000,000
Barclays Capital, Inc., dated 7-31-2024, maturity value $50,007,431(09)	5.35	8-1-2024	50,000,000	50,000,000
BOFA Securities, Inc., dated 7-31-2024, maturity value $344,625,825(10)	5.31	8-1-2024	344,575,000	344,575,000
BOFA Securities, Inc., dated 7-31-2024, maturity value $400,059,222(11)	5.33	8-1-2024	400,000,000	400,000,000
Citibank NA, dated 7-31-2024, maturity value $250,259,583(12)	5.34	8-7-2024	250,000,000	250,000,000
Citibank NA, dated 7-31-2024, maturity value $250,037,153(13)	5.35	8-1-2024	250,000,000	250,000,000
Citigroup Global Markets Holdings, Inc., dated 7-30-2024, maturity value $750,778,750(14)	5.34	8-6-2024	750,000,000	750,000,000
Citigroup Global Markets Holdings, Inc., dated 7-31-2024, maturity value $1,150,170,903(15)	5.35	8-1-2024	1,150,000,000	1,150,000,000
Daiwa Capital Markets America, Inc., dated 7-31-2024, maturity value $2,000,297,222(16)	5.35	8-1-2024	2,000,000,000	2,000,000,000
Deutsche Bank Securities, Inc., dated 7-30-2024, maturity value $1,001,036,389(17)	5.33	8-6-2024	1,000,000,000	1,000,000,000
Deutsche Bank Securities, Inc., dated 7-31-2024, maturity value $100,014,861(18)	5.35	8-1-2024	100,000,000	100,000,000
Fixed Income Clearing Corp. - Barclays, dated 7-31-2024, maturity value $100,014,889(19)	5.36	8-1-2024	100,000,000	100,000,000
Fixed Income Clearing Corp. - BNP Paribas, dated 7-31-2024, maturity value $3,000,445,833(20)	5.35	8-1-2024	3,000,000,000	3,000,000,000
Fixed Income Clearing Corp. - Credit Agricole, dated 7-31-2024, maturity value $1,000,148,611(21)	5.35	8-1-2024	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp. - FICC, dated 7-31-2024, maturity value $6,500,965,972(22)	5.35	8-1-2024	6,500,000,000	6,500,000,000
Fixed Income Clearing Corp. - ING, dated 7-31-2024, maturity value $8,001,189,284(23)	5.35	8-1-2024	8,000,000,394	8,000,000,394
Fixed Income Clearing Corp. - JPMorgan, dated 7-31-2024, maturity value $2,500,371,528(24)	5.35	8-1-2024	2,500,000,000	2,500,000,000
Fixed Income Clearing Corp. - Mizuho Bank, dated 7-31-2024, maturity value $2,950,438,403(25)	5.35	8-1-2024	2,950,000,000	2,950,000,000
Fixed Income Clearing Corp. - SSB/BONY, dated 7-31-2024, maturity value $2,000,297,222(26)	5.35	8-1-2024	2,000,000,000	2,000,000,000
Fixed Income Clearing Corp. - Standard Chartered Bank, dated 7-31-2024, maturity value $2,006,880,838(27)	5.35	8-1-2024	2,006,582,638	2,006,582,638
Goldman Sachs & Co. LLC, dated 7-31-2024, maturity value $100,014,333(28)	5.16	8-1-2024	100,000,000	100,000,000
ING Financial Markets LLC, dated 7-1-2024, maturity value $251,151,736(29)	5.35	8-1-2024	250,000,000	250,000,000
ING Financial Markets LLC, dated 6-13-2024, maturity value $1,158,374,236(30)	5.35	8-1-2024	1,150,000,000	1,150,000,000
JP Morgan Securities LLC, dated 7-31-2024, maturity value $100,014,861(31)	5.35	8-1-2024	100,000,000	100,000,000
JP Morgan Securities LLC, dated 7-31-2024, maturity value $500,074,306(32)	5.35	8-1-2024	500,000,000	500,000,000
JP Morgan Securities LLC, dated 6-4-2024, maturity value $1,008,619,444(33)	5.35	8-1-2024	1,000,000,000	1,000,000,000
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
JP Morgan Securities LLC, dated 3-25-2024, maturity value $2,038,341,667(34)	5.35%	8-1-2024	$2,000,000,000	$2,000,000,000
MUFG Securities Americas, dated 7-31-2024, maturity value $1,251,112,500(35)	5.34	8-6-2024	1,250,000,000	1,250,000,000
MUFG Securities Canada Ltd., dated 7-31-2024, maturity value $1,650,245,208(36)	5.35	8-1-2024	1,650,000,000	1,650,000,000
MUFG Securities Canada Ltd., dated 7-31-2024, maturity value $250,260,069(37)	5.35	8-7-2024	250,000,000	250,000,000
MUFG Securities Canada Ltd., dated 6-13-2024, maturity value $2,014,591,111(38)	5.36	8-1-2024	2,000,000,000	2,000,000,000
MUFG Securities Canada Ltd., dated 7-26-2024, maturity value $250,260,556(39)	5.36	8-2-2024	250,000,000	250,000,000
MUFG Securities EMEA PLC, dated 7-31-2024, maturity value $2,000,297,222(40)	5.35	8-1-2024	2,000,000,000	2,000,000,000
NatWest Group PLC, dated 7-31-2024, maturity value $250,222,083(41)	5.33	8-6-2024	250,000,000	250,000,000
Nomura Securities International, dated 7-31-2024, maturity value $3,000,445,833(42)	5.35	8-1-2024	3,000,000,000	3,000,000,000
Royal Bank of Canada, dated 7-29-2024, maturity value $1,501,557,500(43)	5.34	8-5-2024	1,500,000,000	1,500,000,000
Royal Bank of Canada, dated 7-31-2024, maturity value $1,000,890,000(44)	5.34	8-6-2024	1,000,000,000	1,000,000,000
Societe Generale, dated 7-29-2024, maturity value $250,259,583(45)	5.34	8-5-2024	250,000,000	250,000,000
Societe Generale, dated 7-29-2024, maturity value $500,519,167(46)	5.34	8-5-2024	500,000,000	500,000,000
Societe Generale, dated 7-29-2024, maturity value $600,623,000(47)	5.34	8-5-2024	600,000,000	600,000,000
Societe Generale, dated 7-8-2024, maturity value $251,149,583(48)	5.34	8-8-2024	250,000,000	250,000,000
Societe Generale, dated 7-16-2024, maturity value $803,685,556(49)	5.35	8-16-2024	800,000,000	800,000,000
Societe Generale, dated 7-19-2024, maturity value $401,902,222(50)	5.35	8-20-2024	400,000,000	400,000,000
Standard Chartered Bank, dated 7-31-2024, maturity value $100,014,861(51)	5.35	8-1-2024	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., dated 7-31-2024, maturity value $93,290,500(52)	5.40	8-14-2024	93,095,000	93,095,000
Sumitomo Mitsui Banking Corp., dated 5-22-2024, maturity value $480,291,945(53)	5.46	8-14-2024	474,250,000	474,250,000
TD Securities USA LLC, dated 7-31-2024, maturity value $900,133,750(54)	5.35	8-1-2024	900,000,000	900,000,000
Wells Fargo Bank NA, dated 7-17-2024, maturity value $502,465,833(55)	5.38	8-19-2024	500,000,000	500,000,000
Wells Fargo Securities, dated 7-31-2024, maturity value $1,000,148,611(56)	5.35	8-1-2024	1,000,000,000	1,000,000,000
Total repurchase agreements (Cost $63,689,202,609)				63,689,202,609
U.S. Treasury securities: 29.50%
U.S. Treasury Bills☼	4.88	3-20-2025	175,000,000	169,598,771
U.S. Treasury Bills%%☼	4.93	12-3-2024	225,000,000	221,212,825
U.S. Treasury Bills%%☼	4.93	12-3-2024	225,000,000	221,212,453
U.S. Treasury Bills☼	4.96	5-15-2025	230,000,000	221,024,474
U.S. Treasury Bills☼	4.97	6-12-2025	75,000,000	71,783,719
U.S. Treasury Bills☼	4.98	4-17-2025	450,000,000	434,092,544
U.S. Treasury Bills☼	5.01	1-9-2025	400,000,000	391,396,562
U.S. Treasury Bills☼	5.01	1-9-2025	400,000,000	390,907,078
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills%%☼	5.03%	1-30-2025	$105,000,000	$102,384,319
U.S. Treasury Bills☼	5.04	1-16-2025	430,000,000	420,017,720
U.S. Treasury Bills%%☼	5.04	1-30-2025	345,000,000	336,389,049
U.S. Treasury Bills☼	5.05	12-26-2024	870,000,000	852,302,180
U.S. Treasury Bills☼	5.06	1-23-2025	450,000,000	439,078,906
U.S. Treasury Bills☼	5.07	8-1-2024	600,000,000	600,000,000
U.S. Treasury Bills☼	5.11	8-8-2024	590,000,000	589,421,773
U.S. Treasury Bills☼	5.13	8-15-2024	590,000,000	588,838,794
U.S. Treasury Bills☼	5.17	8-22-2024	720,000,000	717,857,035
U.S. Treasury Bills☼	5.17	9-5-2024	540,000,000	537,325,196
U.S. Treasury Bills☼	5.17	9-12-2024	780,000,000	775,357,594
U.S. Treasury Bills☼	5.17	9-26-2024	550,000,000	545,633,672
U.S. Treasury Bills☼	5.18	11-26-2024	450,000,000	442,526,625
U.S. Treasury Bills☼	5.19	1-2-2025	140,000,000	136,936,084
U.S. Treasury Bills☼	5.20	8-29-2024	600,000,000	597,604,950
U.S. Treasury Bills☼	5.20	9-19-2024	400,000,000	397,208,906
U.S. Treasury Bills☼	5.21	10-10-2024	490,000,000	485,110,549
U.S. Treasury Bills☼	5.21	11-19-2024	400,000,000	393,720,712
U.S. Treasury Bills☼	5.22	12-5-2024	600,000,000	589,178,910
U.S. Treasury Bills☼	5.22	12-19-2024	600,000,000	587,993,833
U.S. Treasury Bills☼	5.23	10-17-2024	450,000,000	445,037,350
U.S. Treasury Bills☼	5.23	10-24-2024	450,000,000	444,584,100
U.S. Treasury Bills☼	5.23	11-7-2024	800,000,000	788,771,106
U.S. Treasury Bills☼	5.23	12-12-2024	700,000,000	686,648,555
U.S. Treasury Bills☼	5.24	10-31-2024	450,000,000	444,121,400
U.S. Treasury Bills☼	5.24	11-14-2024	700,000,000	689,449,192
U.S. Treasury Bills☼	5.24	11-21-2024	800,000,000	787,147,377
U.S. Treasury Bills☼	5.24	11-29-2024	920,000,000	904,144,566
U.S. Treasury Bills☼	5.26	10-3-2024	470,000,000	465,742,705
U.S. Treasury Bills☼	5.26	10-3-2024	400,000,000	396,351,600
U.S. Treasury Bills☼	5.27	8-6-2024	350,000,000	349,747,319
U.S. Treasury Bills☼	5.27	11-12-2024	400,000,000	394,050,212
U.S. Treasury Bills☼	5.28	11-5-2024	400,000,000	394,450,133
U.S. Treasury Bills☼	5.29	10-8-2024	740,000,000	732,704,280
U.S. Treasury Bills☼	5.29	10-15-2024	740,000,000	731,961,396
U.S. Treasury Bills☼	5.29	10-22-2024	500,000,000	494,057,278
U.S. Treasury Bills☼	5.29	10-29-2024	400,000,000	394,839,978
U.S. Treasury Bills☼	5.30	9-17-2024	700,000,000	695,219,356
U.S. Treasury Bills☼	5.31	8-13-2024	450,000,000	449,215,050
U.S. Treasury Bills☼	5.31	8-27-2024	350,000,000	348,675,444
U.S. Treasury Bills☼	5.31	9-10-2024	700,000,000	695,927,694
U.S. Treasury Bills☼	5.31	9-24-2024	650,000,000	644,896,118
U.S. Treasury Bills☼	5.31	10-1-2024	450,000,000	446,006,406
U.S. Treasury Bills☼	5.32	9-3-2024	450,000,000	447,837,262
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±	5.40	10-31-2024	400,000,000	399,902,955
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	5.41	4-30-2026	300,000,000	299,962,211
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.43	4-30-2025	680,000,000	680,023,914
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.43	10-31-2025	950,000,000	949,407,579
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±##	5.46	1-31-2025	1,150,000,000	1,150,111,221
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±	5.50	1-31-2026	730,000,000	730,363,321
U.S. Treasury Notes	0.25	6-30-2025	120,000,000	114,849,314
U.S. Treasury Notes	0.38	8-15-2024	270,000,000	269,499,203
U.S. Treasury Notes	0.50	3-31-2025	310,000,000	301,083,408
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes		0.63%	10-15-2024	$630,000,000	$624,026,182
U.S. Treasury Notes		0.75	11-15-2024	860,000,000	849,307,072
U.S. Treasury Notes		1.38	1-31-2025	30,000,000	29,498,566
U.S. Treasury Notes		1.50	10-31-2024	70,000,000	69,363,663
U.S. Treasury Notes		1.50	11-30-2024	50,000,000	49,446,730
U.S. Treasury Notes		1.75	12-31-2024	120,000,000	118,400,888
U.S. Treasury Notes		2.13	5-15-2025	466,000,000	455,072,566
U.S. Treasury Notes		2.25	11-15-2024	420,000,000	416,502,254
U.S. Treasury Notes		2.25	12-31-2024	50,000,000	49,478,280
U.S. Treasury Notes		2.63	3-31-2025	110,000,000	108,307,354
U.S. Treasury Notes		2.63	4-15-2025	130,000,000	127,902,610
U.S. Treasury Notes		2.75	2-28-2025	120,000,000	118,641,167
U.S. Treasury Notes		2.75	5-15-2025	380,000,000	373,007,390
U.S. Treasury Notes		2.75	6-30-2025	70,000,000	68,550,405
U.S. Treasury Notes		3.00	7-15-2025	70,000,000	68,635,385
U.S. Treasury Notes		3.88	4-30-2025	140,000,000	138,835,045
U.S. Treasury Notes		4.25	12-31-2024	300,000,000	298,994,009
U.S. Treasury Notes		4.38	10-31-2024	220,000,000	219,426,980
U.S. Treasury Notes		4.63	6-30-2025	110,000,000	109,517,863
Total U.S. treasury securities (Cost $34,715,818,645)					34,715,818,645
Total investments in securities (Cost $118,693,558,841)	100.88%				118,693,558,841
Other assets and liabilities, net	(0.88)				(1,039,608,438)
Total net assets	100.00%				$117,653,950,403

The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Portfolio of investments—July 31, 2024 (unaudited)

☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 0.75% to 4.88%, 12-31-2024 to 8-15-2052, fair value including accrued interest is $2,047,453,681.
(02) U.S. government securities, 2.00% to 3.50%, 7-1-2045 to 1-1-2052, fair value including accrued interest is $103,000,000.
(03) U.S. government securities, 2.50% to 7.00%, 8-1-2034 to 7-1-2054, fair value including accrued interest is $515,000,000.
(04) U.S. government securities, 0.63% to 3.75%, 12-31-2027 to 2-15-2048, fair value including accrued interest is $1,500,114,006.
(05) U.S. government securities, 0.00% to 7.50%, 9-25-2024 to 7-20-2054, fair value including accrued interest is $102,935,316.
(06) U.S. government securities, 0.00%, 1-15-2030 to 11-15-2030, fair value is $306,000,023.
(07) U.S. government securities, 1.00% to 4.63%, 7-31-2028 to 5-15-2044, fair value including accrued interest is $510,000,088.
(08) U.S. government securities, 3.25% to 3.50%, 9-15-2025 to 6-30-2029, fair value including accrued interest is $255,000,028.
(09) U.S. government securities, 0.00% to 7.13%, 8-15-2024 to 9-14-2037, fair value including accrued interest is $51,000,524.
(10) U.S. government securities, 0.00% to 4.25%, 5-15-2026 to 1-15-2034, fair value including accrued interest is $351,466,505.
(11) U.S. government securities, 1.50% to 3.75%, 11-30-2028 to 11-15-2043, fair value including accrued interest is $408,000,016.
(12) U.S. government securities, 0.00% to 7.72%, 1-1-2025 to 6-20-2074, fair value including accrued interest is $257,498,293.
(13) U.S. government securities, 0.00% to 9.50%, 10-20-2024 to 6-20-2074, fair value including accrued interest is $257,466,039.
(14) U.S. government securities, 4.00% to 4.88%, 10-31-2028 to 7-31-2029, fair value including accrued interest is $765,000,056.
(15) U.S. government securities, 0.00% to 8.00%, 8-15-2024 to 8-1-2054, fair value including accrued interest is $1,180,424,726.
(16) U.S. government securities, 0.00% to 7.00%, 8-31-2024 to 7-20-2054, fair value including accrued interest is $2,056,369,531.
(17) U.S. government securities, 0.00% to 4.50%, 8-15-2024 to 11-15-2033, fair value including accrued interest is $1,020,000,000.
(18) U.S. government securities, 0.00% to 7.13%, 8-2-2024 to 3-23-2040, fair value including accrued interest is $102,000,000.
(19) U.S. government securities, 4.50% to 4.50%, 3-31-2026 to 3-31-2026, fair value including accrued interest is $102,000,070.
(20) U.S. government securities, 1.38% to 5.43%, 10-31-2024 to 5-15-2054, fair value including accrued interest is $3,060,000,074.
(21) U.S. government securities, 1.00% to 4.38%, 2-28-2027 to 5-15-2034, fair value including accrued interest is $1,020,004,259.
(22) U.S. government securities, 0.13% to 4.75%, 5-15-2041 to 11-15-2053, fair value including accrued interest is $6,630,000,167.
(23) U.S. government securities, 0.13% to 4.88%, 4-15-2025 to 11-15-2053, fair value including accrued interest is $8,160,000,402.
(24) U.S. government securities, 0.50% to 5.00%, 3-31-2025 to 11-30-2027, fair value including accrued interest is $2,550,000,052.
(25) U.S. government securities, 0.00% to 6.50%, 8-13-2024 to 8-15-2052, fair value including accrued interest is $3,009,000,035.
(26) U.S. government securities, 0.00% to 8.00%, 8-8-2024 to 5-1-2058, fair value including accrued interest is $2,062,167,777.
(27) U.S. government securities, 4.00% to 4.25%, 6-15-2026 to 7-31-2029, fair value including accrued interest is $2,047,584,713.
(28) U.S. government securities, 0.00% to 2.88%, 2-15-2028 to 5-15-2032, fair value including accrued interest is $102,000,001.
(29) U.S. government securities, 2.00% to 7.50%, 3-1-2028 to 11-1-2053, fair value including accrued interest is $257,500,000.
(30) U.S. government securities, 1.50% to 6.50%, 5-15-2034 to 5-1-2054, fair value including accrued interest is $1,184,500,016.
(31) U.S. government securities, 0.00% to 10.60%, 4-15-2025 to 12-15-2066, fair value including accrued interest is $102,999,913.
(32) U.S. government securities, 1.63% to 1.63%, 10-15-2027 to 10-15-2027, fair value including accrued interest is $510,000,080.
(33) U.S. government securities, 1.50% to 4.75%, 11-30-2028 to 11-15-2043, fair value including accrued interest is $ 1,020,000,086.
(34) U.S. government securities, 3.13% to 5.00%, 8-15-2025 to 10-31-2025, fair value including accrued interest is $ 2,040,000,058.
(35) U.S. government securities, 0.75% to 7.50%, 8-25-2024 to 6-20-2054, fair value including accrued interest is $1,284,905,883.
(36) U.S. government securities, 1.50% to 7.50%, 8-26-2024 to 1-20-2072, fair value including accrued interest is $1,699,205,849.
(37) U.S. government securities, 0.63% to 5.00%, 12-31-2025 to 11-1-2053, fair value including accrued interest is $256,153,927.
(38) U.S. government securities, 0.00% to 7.50%, 8-22-2024 to 3-1-2061, fair value including accrued interest is $2,059,578,582.
(39) U.S. government securities, 0.00% to 7.50%, 1-15-2026 to 7-1-2054, fair value including accrued interest is $256,724,197.
(40) U.S. government securities, 0.00% to 5.50%, 8-15-2024 to 11-15-2053, fair value including accrued interest is $2,040,000,000.
(41) U.S. government securities, 0.00% to 4.88%, 8-15-2024 to 5-15-2054, fair value including accrued interest is $255,000,003.
(42) U.S. government securities, 0.00% to 6.50%, 8-1-2024 to 5-20-2062, fair value including accrued interest is $3,075,050,169.
(43) U.S. government securities, 0.00% to 7.00%, 10-3-2024 to 7-1-2054, fair value including accrued interest is $1,543,445,639.
(44) U.S. government securities, 1.50% to 7.50%, 4-30-2027 to 8-1-2054, fair value including accrued interest is $1,029,670,315.
(45) U.S. government securities, 5.00% to 5.50%, 3-20-2053 to 6-20-2053, fair value including accrued interest is $257,500,000.
(46) U.S. government securities, 2.75% to 4.38%, 4-30-2025 to 8-15-2032, fair value including accrued interest is $510,000,054.
(47) U.S. government securities, 0.13% to 2.88%, 7-15-2025 to 5-15-2052, fair value including accrued interest is $612,000,001.
(48) U.S. government securities, 0.50% to 2.75%, 5-31-2027 to 8-15-2032, fair value including accrued interest is $255,000,023.
(49) U.S. government securities, 0.00%, 9-3-2024 to 7-10-2025, fair value is $816,000,068.
(50) U.S. government securities, 1.25% to 4.38%, 7-31-2026 to 8-15-2031, fair value including accrued interest is $408,000,042.
(51) U.S. government securities, 0.00% to 7.00%, 8-8-2024 to 7-1-2054, fair value including accrued interest is $102,671,983.
(52) U.S. government securities, 1.63% to 2.88%, 5-15-2049 to 11-15-2050, fair value including accrued interest is $95,071,967.
(53) U.S. government securities, 3.00% to 4.38%, 8-31-2028 to 4-20-2049, fair value including accrued interest is $488,512,531.
(54) U.S. government securities, 1.50% to 6.50%, 12-1-2031 to 8-1-2054, fair value including accrued interest is $927,000,000.
(55) U.S. government securities, 1.50% to 7.50%, 6-1-2026 to 7-1-2054, fair value including accrued interest is $515,000,000.
(56) U.S. government securities, 1.50% to 7.50%, 5-1-2025 to 8-1-2054, fair value including accrued interest is $1,030,000,000.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Statement of assets and liabilities—July 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$55,004,356,232
Investments in repurchase agreements, at amortized cost	63,689,202,609
Cash	332,434
Receivable for interest	195,445,422
Receivable for Fund shares sold	4,759,760
Total assets	118,894,096,457
Liabilities
Payable for when-issued transactions	881,198,646
Dividends payable	233,912,322
Payable for Fund shares redeemed	105,441,874
Management fee payable	9,791,530
Administration fees payable	5,188,211
Shareholder servicing fee payable	902,711
Distribution fee payable	80,114
Accrued expenses and other liabilities	3,630,646
Total liabilities	1,240,146,054
Total net assets	$117,653,950,403
Net assets consist of
Paid-in capital	$117,660,659,652
Total distributable loss	(6,709,249)
Total net assets	$117,653,950,403
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Statement of assets and liabilities—July 31, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value per share
Net assets–Class A	$797,251,584
Shares outstanding–Class A1	797,299,982
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$3,812,168,863
Shares outstanding–Administrator Class[1]	3,812,393,622
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$29,101,754,402
Shares outstanding–Institutional Class[1]	29,103,435,839
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$346,449,089
Shares outstanding–Roberts & Ryan Class[1]	346,471,556
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$81,451,528,623
Shares outstanding–Select Class[1]	81,456,192,998
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,060,936,224
Shares outstanding–Service Class[1]	1,061,001,886
Net asset value per share–Service Class	$1.00
Net assets–Sweep Class	$961,046,768
Shares outstanding–Sweep Class[1]	961,103,366
Net asset value per share–Sweep Class	$1.00
Net assets–Tribal Inclusion Class	$122,814,850
Shares outstanding–Tribal Inclusion Class[1]	122,822,308
Net asset value per share–Tribal Inclusion Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Statement of operations—six months ended July 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$3,066,833,528
Expenses
Management fee	71,881,467
Administration fees
Class A	763,206
Administrator Class	1,807,079
Institutional Class	11,608,710
Roberts & Ryan Class	50,342
Select Class	15,645,183
Service Class	632,887
Sweep Class	130,169
Tribal Inclusion Class	36,085
Shareholder servicing fees
Class A	954,008
Administrator Class	1,807,079
Service Class	1,318,514
Sweep Class	1,084,735
Distribution fee
Sweep Class	433,894
Custody and accounting fees	1,903,983
Professional fees	54,950
Registration fees	584,684
Shareholder report expenses	77,810
Trustees’ fees and expenses	13,528
Other fees and expenses	454,987
Total expenses	111,243,300
Less: Fee waivers and/or expense reimbursements
Fund-level	(16,144)
Institutional Class	(1,709,646)
Roberts & Ryan Class	(7,103)
Select Class	(12,423,307)
Sweep Class	(51,100)
Tribal Inclusion Class	(19,119)
Net expenses	97,016,881
Net investment income	2,969,816,647
Net realized gains on investments	7,652
Net increase in net assets resulting from operations	$2,969,824,299
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2024 (unaudited)		Year ended January 31, 2024
Operations
Net investment income		$2,969,816,647		$5,295,456,694
Net realized gains (losses) on investments		7,652		(6,814,123)
Net increase in net assets resulting from operations		2,969,824,299		5,288,642,571
Distributions to shareholders from
Net investment income and net realized gains
Class A		(18,355,639)		(17,382,936)
Administrator Class		(91,404,835)		(154,958,609)
Institutional Class		(753,119,178)		(1,455,767,244)
Roberts & Ryan Class		(3,265,950)		(1,452)[1]
Select Class		(2,053,515,660)		(3,564,765,933)
Service Class		(25,790,254)		(62,258,699)
Sweep Class		(21,219,578)		(39,188,966)
Tribal Inclusion Class		(3,145,801)		(1,280,052)[2]
Total distributions to shareholders		(2,969,816,895)		(5,295,603,891)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	470,716,003	470,716,003	101,965,372	101,965,372
Administrator Class	11,897,803,896	11,897,803,896	17,885,794,054	17,885,794,054
Institutional Class	44,827,063,728	44,827,063,728	105,036,303,037	105,036,303,037
Roberts & Ryan Class	1,069,976,789	1,069,976,789	100,000 [1]	100,000 [1]
Select Class	451,295,344,321	451,295,344,321	692,253,012,201	692,253,012,201
Service Class	1,657,147,776	1,657,147,776	19,299,991,400	19,299,991,400
Sweep Class	3,391,281,180	3,391,281,180	5,881,976,608	5,881,976,608
Tribal Inclusion Class	230	230	118,396,227 [2]	118,396,227 [2]
		514,609,333,923		840,577,538,899
Reinvestment of distributions
Class A	18,193,771	18,193,771	17,338,107	17,338,107
Administrator Class	24,230,006	24,230,006	50,690,456	50,690,456
Institutional Class	270,312,584	270,312,584	505,644,683	505,644,683
Roberts & Ryan Class	2,646	2,646	1,452 [1]	1,452 [1]
Select Class	1,197,572,988	1,197,572,988	1,997,928,846	1,997,928,845
Service Class	2,879,915	2,879,915	5,956,535	5,956,535
Sweep Class	21,219,576	21,219,576	39,188,966	39,188,966
Tribal Inclusion Class	3,145,799	3,145,799	1,280,052 [2]	1,280,052 [2]
		1,537,557,285		2,618,029,096
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
2 For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2024 (unaudited)		Year ended January 31, 2024
	Shares		Shares
Payment for shares redeemed
Class A	(96,035,992)	$(96,035,992)	(71,118,280)	$(71,118,280)
Administrator Class	(12,329,401,087)	(12,329,401,087)	(17,344,746,441)	(17,344,746,441)
Institutional Class	(45,516,838,654)	(45,516,838,654)	(105,553,104,129)	(105,553,104,129)
Roberts & Ryan Class	(723,609,331)	(723,609,331)	0 [1]	0 [1]
Select Class	(451,879,748,404)	(451,879,748,404)	(669,525,126,773)	(669,525,126,773)
Service Class	(1,691,098,559)	(1,691,098,559)	(19,633,332,226)	(19,633,332,226)
Sweep Class	(3,264,472,084)	(3,264,472,084)	(6,153,160,999)	(6,153,160,999)
		(515,501,204,111)		(818,280,588,848)
Net increase in net assets resulting from capital share transactions		645,687,097		24,914,979,147
Total increase in net assets		645,694,501		24,908,017,827
Net assets
Beginning of period		117,008,255,902		92,100,238,075
End of period		$117,653,950,403		$117,008,255,902
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.01	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.42%	4.68%	1.50%	0.01%	0.13%	1.59%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.59%	0.61%	0.60%	0.60%	0.61%
Net expenses	0.58%	0.59%	0.48%*	0.07%*	0.28%*	0.60%
Net investment income	4.81%	4.59%	1.55%	0.01%	0.13%	1.56%
Supplemental data
Net assets, end of period (000s omitted)	$797,252	$404,404	$356,236	$316,459	$306,864	$366,601

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.12%
Year ended January 31, 2022	0.53%
Year ended January 31, 2021	0.32%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.54%	4.94%	1.71%	0.01%	0.17%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.33%	0.34%	0.33%	0.33%	0.34%
Net expenses	0.33%	0.33%	0.28%*	0.07%*	0.22%*	0.34%
Net investment income	5.06%	4.87%	1.63%	0.01%	0.14%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$3,812,169	$4,219,599	$3,628,015	$5,027,252	$4,540,262	$3,893,928

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.27%
Year ended January 31, 2021	0.11%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.61%	5.08%	1.82%	0.01%	0.22%	1.99%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.22%	0.21%	0.21%	0.22%
Net expenses	0.20%	0.20%	0.17%*	0.07%*	0.18%*	0.20%
Net investment income	5.19%	4.97%	1.66%	0.01%	0.16%	1.97%
Supplemental data
Net assets, end of period (000s omitted)	$29,101,754	$29,521,342	$29,533,412	$40,078,395	$42,883,663	$29,289,517

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

Roberts & Ryan Class	Six months ended July 31, 2024 (unaudited)	Year ended January 31, 2024[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.03 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.01
Distributions to shareholders from
Net investment income	(0.03)	(0.01)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[4]	2.61%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%
Net expenses	0.20%	0.20%
Net investment income	5.19%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$346,449	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Select Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.64%	5.15%	1.89%	0.03%	0.26%	2.05%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.17%	0.18%	0.17%	0.17%	0.18%
Net expenses	0.14%	0.14%	0.11%*	0.05%*	0.14%	0.14%
Net investment income	5.25%	5.07%	1.73%	0.03%	0.19%	2.02%
Supplemental data
Net assets, end of period (000s omitted)	$81,451,529	$80,838,095	$56,118,082	$85,197,344	$95,165,936	$51,954,718

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Service Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.46%	4.77%	1.58%	0.01%	0.14%	1.69%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.51%	0.50%	0.50%	0.51%
Net expenses	0.50%	0.50%	0.40%*	0.07%*	0.25%*	0.50%
Net investment income	4.89%	4.65%	1.47%	0.01%	0.13%	1.67%
Supplemental data
Net assets, end of period (000s omitted)	$1,060,936	$1,092,008	$1,419,439	$1,873,382	$1,862,889	$1,994,923

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.43%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Sweep Class		2024	2023	2022	2021[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [2]	0.05 [2]	0.02	0.00 [3]	0.00 [3]
Net realized gains (losses) on investments	0.00 [3]	(0.00)[4]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.05	0.02	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions to shareholders	(0.02)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	2.46%	4.77%	1.58%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.51%	0.56%
Net expenses	0.50%	0.50%	0.41%*	0.06%*	0.13%*
Net investment income	4.89%	4.63%	1.54%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$961,047	$813,036	$1,045,053	$1,101,824	$1,465

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.09%
Year ended January 31, 2022	0.44%
Year ended January 31, 2021	0.37%

[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Amount is more than $(0.005).
[5]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

Tribal Inclusion Class	Six months ended July 31, 2024 (unaudited)	Year ended January 31, 2024[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.03 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.01
Distributions to shareholders from
Net investment income	(0.03)	(0.01)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[4]	2.63%	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%
Net expenses	0.16%	0.16%
Net investment income	5.23%	5.26%
Supplemental data
Net assets, end of period (000s omitted)	$122,815	$119,670

[1]	For the period from November 3, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
24 | Government Money Market Funds

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2024, the Fund had capital loss carryforwards which consisted of $6,671,589 in short-term capital losses and and $142,534 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Government agency debt	$0	$19,822,902,587	$0	$19,822,902,587
Municipal obligations	0	55,995,000	0	55,995,000
Other instruments	0	409,640,000	0	409,640,000
Repurchase agreements	0	63,689,202,609	0	63,689,202,609
U.S. Treasury securities	0	34,715,818,645	0	34,715,818,645
Total assets	$0	$118,693,558,841	$0	$118,693,558,841
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
Government Money Market Funds | 25

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2024, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Tribal Inclusion Class	0.06
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:
26 | Government Money Market Funds

Notes to financial statements (unaudited)

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Tribal Inclusion Class	0.16
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Allspring Funds Distributor, LLC, the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.10% of the average daily net assets of Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the six months ended July 31, 2024.
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.
SUBSEQUENT EVENT
At the Fund’s Board meeting held on May 28-30, 2024, the Board of Trustees approved a proposal to merge the Fund, on or about August 16, 2024, with the Allspring Heritage Money Market Fund. The merger was completed after the close of business on August 16, 2024, when the Fund acquired the net assets of the Allspring Heritage Money Market Fund in a tax-free exchange for shares of Allspring Heritage Money Market Fund. Shareholders of Administrator Class and Institutional Class received shares of Institutional Class and shareholders of Select Class and Service Class of Allspring Heritage Money Market Fund received shares of Select Class and Administrator Class, respectively, of the Fund.
Government Money Market Funds | 27

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

28 | Government Money Market Funds

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Government Money Market Funds | 29

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.
It was noted that the Board had approved the merger of the Allspring Heritage Money Market Fund, another series of the Trust, into the Fund and that the merger was expected to occur on or about July 26, 2024.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

30 | Government Money Market Funds

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

Government Money Market Funds | 31

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

32 | Government Money Market Funds

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0450 07-24

Institutional Money Market Funds

Allspring Heritage Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2024

Institutional Money Market Funds | 1

Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 8.97%
BNP Paribas SA	5.74%	8-15-2024	$25,000,000	$25,002,091
Canadian Imperial Bank of Commerce	5.31	8-1-2024	40,000,000	40,000,000
Credit Agricole Corporate & Investment Bank SA	5.31	8-1-2024	40,000,000	40,000,000
Mizuho Bank Ltd.	5.32	8-1-2024	30,000,000	30,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.17%)±	5.50	8-6-2024	10,000,000	10,000,063
Total certificates of deposit (Cost $145,000,000)				145,002,154
Commercial paper: 3.53%
Asset-backed commercial paper: 3.09%
Britannia Funding Co. LLC144A☼	5.48	8-5-2024	5,000,000	4,996,287
Cabot Trail Funding LLC144A☼	5.28	8-6-2024	15,000,000	14,986,678
Concord Minutemen Capital Co. LLC144A☼	5.42	8-5-2024	10,000,000	9,992,559
Great Bear Funding LLC144A☼	5.40	8-1-2024	10,000,000	9,998,519
Ionic Funding LLC☼	5.45	8-6-2024	10,000,000	9,991,036
				49,965,079
Financial company commercial paper: 0.44%
CDP Financial, Inc.144A☼	5.28	8-6-2024	7,000,000	6,993,797
Total commercial paper (Cost $56,967,664)				56,958,876
Municipal obligations: 11.03%
Alaska: 0.62%
Variable rate demand notes ø: 0.62%
Alaska Housing Finance Corp. Series A (Housing revenue)	5.35	12-1-2044	10,000,000	10,000,000
Colorado: 1.50%
Variable rate demand notes ø: 1.50%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	5.38	5-1-2052	19,315,000	19,315,000
Colorado HFA Series M2 Class II (Housing revenue, GNMA Insured, Bank of America N.A. SPA)	5.40	5-1-2054	5,000,000	5,000,000
				24,315,000
Delaware: 0.61%
Variable rate demand notes ø: 0.61%
Jets Stadium Development LLC Series A-4B (Industrial development revenue)144A	5.92	4-1-2047	9,865,000	9,865,000
Georgia: 0.93%
Variable rate demand notes ø: 0.93%
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	5.35	9-1-2052	15,000,000	15,000,000
Iowa: 0.49%
Variable rate demand notes ø: 0.49%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	5.38	3-1-2053	7,909,000	7,909,000
The accompanying notes are an integral part of these financial statements.
2 | Institutional Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.29%
Variable rate demand notes ø: 0.29%
Kentucky Higher Education Student Loan Corp. Series 1A-2 (Education revenue, Bank of America N.A. LOC)	5.34%	6-1-2043	$4,635,000	$4,635,000
Maine: 0.36%
Variable rate demand notes ø: 0.36%
City of Portland (GO revenue, TD Bank N.A. LOC)	5.35	6-1-2026	5,785,000	5,785,000
Massachusetts: 0.75%
Variable rate demand notes ø: 0.75%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	5.35	6-1-2052	12,165,000	12,165,000
Minnesota: 1.55%
Variable rate demand notes ø: 1.55%
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	5.35	7-1-2052	10,000,000	10,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	5.35	7-1-2052	15,000,000	15,000,000
				25,000,000
New Hampshire: 1.55%
Variable rate demand notes ø: 1.55%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.43	10-1-2028	20,000,000	20,000,000
New Hampshire Business Finance Authority Hanwha Q Cells USA, Inc. (Industrial development revenue, Kookmin Bank LOC)144A	5.54	2-1-2029	5,000,000	5,000,000
				25,000,000
New York: 2.07%
Variable rate demand notes ø: 2.07%
Mizuho Floater/Residual Trust Series 2022-MIZ9108 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.44	11-1-2031	15,000,000	15,000,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, UBS AG LOC)	5.33	11-15-2032	18,500,000	18,500,000
				33,500,000
Rhode Island: 0.31%
Variable rate demand notes ø: 0.31%
Rhode Island Housing & Mortgage Finance Corp. Series 80 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	5.35	10-1-2053	5,000,000	5,000,000
Total municipal obligations (Cost $178,174,000)				178,174,000
Other instruments: 1.39%
AARP, Inc. Series 2001§øø	5.37	5-1-2031	10,000,000	10,000,000
Ecmc Group, Inc. Series 23-1§øø	5.38	12-1-2050	12,510,000	12,510,000
Total other instruments (Cost $22,510,000)				22,510,000
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 3

Portfolio of investments—July 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 74.94%
Bank of America NA, dated 7-31-2024, maturity value $125,018,576(01)		5.35%	8-1-2024	$125,000,000	$125,000,000
Barclays Bank PLC, dated 7-31-2024, maturity value $100,014,861(02)		5.35	8-1-2024	100,000,000	100,000,000
BOFA Securities, Inc., dated 7-31-2024, maturity value $75,736,169(03)		5.31	8-1-2024	75,725,000	75,725,000
BOFA Securities, Inc., dated 7-31-2024, maturity value $10,001,483(04)		5.34	8-1-2024	10,000,000	10,000,000
Deutsche Bank Securities, Inc., dated 7-31-2024, maturity value $150,022,292(05)		5.35	8-1-2024	150,000,000	150,000,000
Federal Reserve Bank of New York, dated 7-31-2024, maturity value $300,044,167(06)		5.30	8-1-2024	300,000,000	300,000,000
JP Morgan Securities LLC, dated 7-31-2024, maturity value $150,022,292(07)		5.35	8-1-2024	150,000,000	150,000,000
MUFG Securities Canada Ltd., dated 7-31-2024, maturity value $100,014,861(08)		5.35	8-1-2024	100,000,000	100,000,000
Standard Chartered Bank, dated 7-31-2024, maturity value $100,014,861(09)		5.35	8-1-2024	100,000,000	100,000,000
Wells Fargo Securities, dated 7-31-2024, maturity value $100,014,861(10)		5.35	8-1-2024	100,000,000	100,000,000
Total repurchase agreements (Cost $1,210,725,000)					1,210,725,000
Total investments in securities (Cost $1,613,376,664)	99.86%				1,613,370,030
Other assets and liabilities, net	0.14				2,250,248
Total net assets	100.00%				$1,615,620,278

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
☼	Zero coupon security. The rate represents the current yield to maturity.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 2.00% to 3.50%, 7-1-2045 to 1-1-2052, fair value including accrued interest is $128,750,000.
(02) U.S. government securities, 0.00% to 7.50%, 9-25-2024 to 7-20-2054, fair value including accrued interest is $102,935,316.
(03) U.S. government securities, 0.00% to 4.25%, 5-15-2026 to 1-15-2034, fair value including accrued interest is $77,239,501.
(04) U.S. government securities, 0.00% to 5.87%, 8-7-2024 to 3-3-2025, fair value including accrued interest is $10,200,000.
(05) U.S. government securities, 0.00% to 7.13%, 8-2-2024 to 3-23-2040, fair value including accrued interest is $153,000,000.
(06) U.S. government securities, 0.63% to 1.63%, 8-15-2030 to 5-15-2031, fair value including accrued interest is $300,044,173.
(07) U.S. government securities, 0.00% to 10.60%, 4-15-2025 to 12-15-2066, fair value including accrued interest is $154,499,870.
(08) U.S. government securities, 1.50% to 7.50%, 8-26-2024 to 1-20-2072, fair value including accrued interest is $102,982,173.
(09) U.S. government securities, 0.00% to 7.00%, 8-8-2024 to 7-1-2054, fair value including accrued interest is $102,671,983.
(10) U.S. government securities, 1.50% to 7.50%, 5-1-2025 to 8-1-2054, fair value including accrued interest is $103,000,000.

The accompanying notes are an integral part of these financial statements.
4 | Institutional Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 5

Statement of assets and liabilities—July 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $402,651,664)	$402,645,030
Investments in repurchase agreements, at value (cost $1,210,725,000)	1,210,725,000
Cash	16,634
Receivable for interest	2,650,702
Receivable for Fund shares sold	100,150
Prepaid expenses and other assets	72,535
Total assets	1,616,210,051
Liabilities
Dividends payable	235,746
Management fee payable	120,451
Administration fees payable	94,759
Custody and accounting fees payable	78,123
Professional fees payable	35,535
Shareholder servicing fee payable	25,159
Total liabilities	589,773
Total net assets	$1,615,620,278
Net assets consist of
Paid-in capital	$1,618,630,038
Total distributable loss	(3,009,760)
Total net assets	$1,615,620,278
Computation of net asset value per share
Net assets–Administrator Class	$68,030,432
Shares outstanding–Administrator Class[1]	68,008,717
Net asset value per share–Administrator Class	$1.0003
Net assets–Institutional Class	$481,426,504
Shares outstanding–Institutional Class[1]	481,265,423
Net asset value per share–Institutional Class	$1.0003
Net assets–Select Class	$979,998,742
Shares outstanding–Select Class[1]	979,560,381
Net asset value per share–Select Class	$1.0004
Net assets–Service Class	$86,164,600
Shares outstanding–Service Class[1]	86,144,186
Net asset value per share–Service Class	$1.0002
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Institutional Money Market Funds

Statement of operations—six months ended July 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$80,493,064
Expenses
Management fee	2,189,984
Administration fees
Administrator Class	38,223
Institutional Class	249,040
Select Class	425,404
Service Class	56,346
Shareholder servicing fees
Administrator Class	38,223
Service Class	117,387
Custody and accounting fees	44,791
Professional fees	44,519
Registration fees	53,676
Shareholder report expenses	13,145
Trustees’ fees and expenses	15,315
Other fees and expenses	65,872
Total expenses	3,351,925
Less: Fee waivers and/or expense reimbursements
Fund-level	(584,379)
Institutional Class	(20,144)
Select Class	(382,650)
Service Class	(31,546)
Net expenses	2,333,206
Net investment income	78,159,858
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(16,561)
Net change in unrealized gains (losses) on investments	(763,137)
Net realized and unrealized gains (losses) on investments	(779,698)
Net increase in net assets resulting from operations	$77,380,160
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2024 (unaudited)		Year ended January 31, 2024
Operations
Net investment income		$78,159,858		$194,040,701
Net realized gains (losses) on investments		(16,561)		6,217
Net change in unrealized gains (losses) on investments		(763,137)		(412,330)
Net increase in net assets resulting from operations		77,380,160		193,634,588
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(1,980,167)		(4,561,913)
Institutional Class		(16,537,599)		(33,920,288)
Select Class		(57,257,183)		(150,857,617)
Service Class		(2,384,039)		(4,699,568)
Total distributions to shareholders		(78,158,988)		(194,039,386)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	30,132,294	30,143,973	109,140,022	109,189,185
Institutional Class	1,079,195,256	1,079,633,454	2,065,324,900	2,066,281,185
Select Class	3,704,061,273	3,705,858,019	9,096,230,381	9,101,290,372
Service Class	204,216,299	204,267,932	263,692,040	263,795,569
		5,019,903,378		11,540,556,311
Reinvestment of distributions
Administrator Class	1,938,399	1,939,053	4,461,823	4,463,814
Institutional Class	15,299,019	15,304,443	30,872,895	30,887,297
Select Class	50,364,049	50,387,162	135,742,657	135,813,062
Service Class	1,784,151	1,784,597	3,817,761	3,819,165
		69,415,255		174,983,338
Payment for shares redeemed
Administrator Class	(43,280,458)	(43,295,254)	(126,943,395)	(126,998,392)
Institutional Class	(1,368,535,936)	(1,369,080,606)	(2,001,526,154)	(2,002,457,285)
Select Class	(5,369,762,411)	(5,372,249,596)	(10,598,970,355)	(10,604,837,071)
Service Class	(224,300,725)	(224,359,166)	(281,482,176)	(281,595,699)
		(7,008,984,622)		(13,015,888,447)
Net decrease in net assets resulting from capital share transactions		(1,919,665,989)		(1,300,348,798)
Total decrease in net assets		(1,920,444,817)		(1,300,753,596)
Net assets
Beginning of period		3,536,065,095		4,836,818,691
End of period		$1,615,620,278		$3,536,065,095
The accompanying notes are an integral part of these financial statements.
8 | Institutional Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.0005	$1.0006	$1.0004	$1.0003	$1.0005	$1.0004
Net investment income	0.0258 [1]	0.0502 [1]	0.0193	0.0001	0.0033	0.0203
Net realized and unrealized gains (losses) on investments	(0.0003)	0.0001	0.0002	0.0000 [2]	(0.0002)	0.0001
Total from investment operations	0.0255	0.0503	0.0195	0.0001	0.0031	0.0204
Payment from affiliate	0.0000	0.0000	0.0000	0.0001	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0257)	(0.0504)	(0.0193)	(0.0001)	(0.0033)	(0.0203)
Net realized gains	0.0000	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]
Total distributions to shareholders	(0.0257)	(0.0504)	(0.0193)	(0.0001)	(0.0033)	(0.0203)
Net asset value, end of period	$1.0003	$1.0005	$1.0006	$1.0004	$1.0003	$1.0005
Total return[3]	2.58%	5.14%	1.97%	0.02%[4]	0.32%	2.05%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.36%	0.36%	0.36%	0.35%	0.35%
Net expenses	0.33%	0.33%	0.31%*	0.15%*	0.29%*	0.33%
Net investment income	5.18%	5.01%	1.79%	0.01%	0.39%	2.01%
Supplemental data
Net assets, end of period (000s omitted)	$68,030	$79,261	$92,617	$131,539	$76,740	$113,555

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.18%
Year ended January 31, 2021	0.03%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.0006	$1.0006	$1.0004	$1.0003	$1.0004	$1.0004
Net investment income	0.0264 [1]	0.0518 [1]	0.0203	0.0001	0.0041	0.0216
Net realized and unrealized gains (losses) on investments	(0.0003)	(0.0001)	0.0003	(0.0001)	0.0000	0.0000 [2]
Total from investment operations	0.0261	0.0517	0.0206	0.0000	0.0041	0.0216
Payment from affiliate	0.0000	0.0000	0.0000	0.0002	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0264)	(0.0517)	(0.0204)	(0.0001)	(0.0042)	(0.0216)
Net realized gains	0.0000	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]
Total distributions to shareholders	(0.0264)	(0.0517)	(0.0204)	(0.0001)	(0.0042)	(0.0216)
Net asset value, end of period	$1.0003	$1.0006	$1.0006	$1.0004	$1.0003	$1.0004
Total return[3]	2.64%	5.29%	2.08%	0.02%[4]	0.42%	2.18%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.24%	0.24%	0.24%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.15%[5]	0.20%	0.20%
Net investment income	5.31%	5.18%	2.07%	0.01%	0.46%	2.14%
Supplemental data
Net assets, end of period (000s omitted)	$481,427	$755,730	$661,042	$678,991	$794,541	$1,704,936

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.02% impact on total return.
[5]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.05% higher.
The accompanying notes are an integral part of these financial statements.
10 | Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Select Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.0006	$1.0007	$1.0005	$1.0004	$1.0005	$1.0005
Net investment income	0.0268 [1]	0.0520 [1]	0.0211	0.0004 [1]	0.0049	0.0223
Net realized and unrealized gains (losses) on investments	(0.0003)	0.0003	0.0002	(0.0002)	(0.0001)	0.0000 [2]
Total from investment operations	0.0265	0.0523	0.0213	0.0002	0.0048	0.0223
Payment from affiliate	0.0000	0.0000	0.0000	0.0003	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0267)	(0.0524)	(0.0211)	(0.0004)	(0.0049)	(0.0223)
Net realized gains	0.0000	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]
Total distributions to shareholders	(0.0267)	(0.0524)	(0.0211)	(0.0004)	(0.0049)	(0.0223)
Net asset value, end of period	$1.0004	$1.0006	$1.0007	$1.0005	$1.0004	$1.0005
Total return[3]	2.68%	5.35%	2.15%	0.05%[4]	0.49%	2.25%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.20%	0.20%	0.20%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.12%[5]	0.13%	0.13%
Net investment income	5.38%	5.20%	2.10%	0.04%	0.40%	2.21%
Supplemental data
Net assets, end of period (000s omitted)	$979,999	$2,596,582	$3,964,681	$4,373,391	$8,471,954	$7,119,681

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.03% impact on total return.
[5]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
The accompanying notes are an integral part of these financial statements.
Institutional Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Service Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.0005	$1.0005	$1.0003	$1.0002	$1.0004	$1.0004
Net investment income	0.0253 [1]	0.0493 [1]	0.0185	0.0001 [1]	0.0031	0.0194
Net realized and unrealized gains (losses) on investments	(0.0003)	0.0001	0.0002	0.0000 [2]	(0.0004)	(0.0001)
Total from investment operations	0.0250	0.0494	0.0187	0.0001	0.0027	0.0193
Payment from affiliate	0.0000	0.0000	0.0000	0.0001	0.0000	0.0000
Distributions to shareholders from
Net investment income	(0.0253)	(0.0494)	(0.0185)	(0.0001)	(0.0029)	(0.0193)
Net realized gains	0.0000	0.0000	0.0000	0.0000	0.0000	(0.0000)[2]
Total distributions to shareholders	(0.0253)	(0.0494)	(0.0185)	(0.0001)	(0.0029)	(0.0193)
Net asset value, end of period	$1.0002	$1.0005	$1.0005	$1.0003	$1.0002	$1.0004
Total return[3]	2.52%	5.05%	1.88%	0.02%[4]	0.28%	1.95%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.53%	0.53%	0.53%	0.50%	0.51%
Net expenses	0.43%	0.43%	0.39%*	0.14%*	0.34%*	0.43%
Net investment income	5.08%	4.93%	1.70%	0.01%	0.33%	1.92%
Supplemental data
Net assets, end of period (000s omitted)	$86,165	$104,492	$118,479	$128,263	$42,155	$55,893

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.04%
Year ended January 31, 2022	0.29%
Year ended January 31, 2021	0.09%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.00005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2022, the Fund received a payment from an affiliate which had a 0.01% impact on total return.
The accompanying notes are an integral part of these financial statements.
12 | Institutional Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Institutional Money Market Funds | 13

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,613,375,913 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$2,905
Gross unrealized losses	(8,788)
Net unrealized losses	$(5,883)
As of January 31, 2024, the Fund had capital loss carryforwards which consisted of $2,747,205 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$145,002,154	$0	$145,002,154
Commercial paper	0	56,958,876	0	56,958,876
Municipal obligations	0	178,174,000	0	178,174,000
Other instruments	0	22,510,000	0	22,510,000
Repurchase agreements	0	1,210,725,000	0	1,210,725,000
Total assets	$0	$1,613,370,030	$0	$1,613,370,030
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
14 | Institutional Money Market Funds

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2024, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Administrator Class	0.33%
Institutional Class	0.20
Select Class	0.13
Service Class	0.43
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate up to 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates  of the Fund.
Institutional Money Market Funds | 15

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the six months ended July 31, 2024.
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7.
SUBSEQUENT EVENT
At the Fund’s Board meeting held on May 28-30, 2024, the Board of Trustees approved a proposal to merge the Fund, on or about August 16, 2024, into the Allspring Government Money Market Fund. The merger was completed after the close of business on August 16, 2024, when the Fund merged into the Allspring Government Money Market Fund in a tax free exchange of shares. Shareholders of Administrator Class and Institutional Class of the Fund received shares of Institutional Class and shareholders of Select Class and Service Class of the Fund received shares of Select Class and Administrator Class shares, respectively, of the Allspring Government Money Market Fund.
16 | Institutional Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Institutional Money Market Funds | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

18 | Institutional Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Heritage Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis.
While it approved the Advisory Agreements for a one-year term, the Board noted that it had also approved the merger of the Fund into the Allspring Government Money Market Fund, another series of the Trust, at the Meeting, and that the merger was expected to occur on or about July 26, 2024.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Institutional Money Market Funds | 19

Other information (unaudited)
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

20 | Institutional Money Market Funds

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Institutional Money Market Funds | 21

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3229 07-24

Retail Money Market Funds

Allspring Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2024

Retail Money Market Funds | 1

Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 28.10%
ABN AMRO Bank NV	5.33%	8-7-2024	$325,000,000	$325,000,000
Australia & New Zealand Banking Group Ltd.	5.32	8-5-2024	200,000,000	200,000,000
Banco Santander SA	5.44	1-6-2025	100,000,000	100,000,000
Banco Santander SA	5.44	4-1-2025	75,000,000	75,000,000
Banco Santander SA (U.S. SOFR+0.37%)±	5.70	5-2-2025	150,000,000	150,000,000
Bank of America NA	5.16	4-29-2025	75,000,000	75,000,000
Bank of America NA±±	5.67	5-9-2025	150,000,000	150,000,000
Bank of America NA±±	5.91	8-7-2024	100,000,000	100,000,000
Bank of Montreal	5.33	8-1-2024	200,000,000	200,000,000
Bank of Montreal	5.63	8-29-2024	75,000,000	75,000,000
Bank of Montreal (U.S. SOFR+0.34%)±	5.67	6-16-2025	150,000,000	150,000,000
Bank of Montreal (U.S. SOFR+0.51%)±	5.84	11-20-2024	65,000,000	65,000,000
Bank of Nova Scotia (U.S. SOFR+0.29%)±	5.62	2-18-2025	125,000,000	125,000,000
Bank of Nova Scotia (U.S. SOFR+0.34%)±	5.67	6-4-2025	100,000,000	100,000,000
Bank of Nova Scotia	5.82	8-13-2024	50,000,000	50,000,000
BNP Paribas SA	5.25	11-8-2024	100,000,000	100,000,000
BNP Paribas SA±±	5.61	12-31-2024	100,000,000	100,000,000
BNP Paribas SA	5.74	8-15-2024	125,000,000	125,000,000
Canadian Imperial Bank of Commerce	5.31	8-1-2024	35,000,000	35,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.25%)±	5.58	1-8-2025	75,000,000	75,000,000
Canadian Imperial Bank of Commerce (U.S. SOFR+0.33%)±	5.66	5-9-2025	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	5.79	8-9-2024	150,000,000	150,000,000
Citibank NA	5.27	11-8-2024	90,000,000	90,000,000
Commonwealth Bank of Australia±±	5.62	2-7-2025	125,000,000	125,000,000
Commonwealth Bank of Australia	5.81	11-14-2024	100,000,000	100,000,000
Commonwealth Bank of Australia	5.81	11-15-2024	100,000,000	100,000,000
Cooperatieve Rabobank UA	5.17	6-17-2025	75,000,000	75,000,000
Cooperatieve Rabobank UA	5.23	6-12-2025	100,000,000	100,000,000
Cooperatieve Rabobank UA	5.78	11-8-2024	48,000,000	47,997,507
Cooperatieve Rabobank UA (U.S. SOFR+0.50%)±	5.83	10-10-2024	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA	5.25	4-17-2025	40,000,000	39,999,152
Credit Agricole Corporate & Investment Bank SA	5.26	11-8-2024	100,000,000	100,000,000
Credit Agricole Corporate & Investment Bank SA	5.31	8-1-2024	160,000,000	160,000,000
Credit Agricole Corporate & Investment Bank SA	5.50	1-31-2025	90,000,000	90,000,000
Credit Agricole Corporate & Investment Bank SA±±	5.58	11-8-2024	100,000,000	100,000,000
Credit Industriel et Commercial	5.22	9-16-2024	150,000,000	150,000,000
Credit Industriel et Commercial	5.48	2-10-2025	75,000,000	75,000,000
Credit Industriel et Commercial	5.60	4-29-2025	100,000,000	100,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank	5.15	4-29-2025	100,000,000	100,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (U.S. SOFR+0.21%)±	5.54	10-28-2024	175,000,000	175,000,000
Erste Group Bank AG	5.33	8-6-2024	325,000,000	325,000,000
HSBC Bank USA NA	6.00	10-17-2024	130,000,000	130,000,000
Lloyds Bank Corporate Markets PLC	5.25	11-12-2024	100,000,000	100,000,000
Lloyds Bank Corporate Markets PLC	5.51	1-16-2025	125,000,000	125,000,000
Lloyds Bank Corporate Markets PLC (U.S. SOFR+0.32%)±	5.65	3-6-2025	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (U.S. SOFR+0.25%)±	5.58	11-5-2024	100,000,000	100,000,000
Mizuho Bank Ltd.##	5.32	8-1-2024	385,500,000	385,500,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of deposit(continued)
MUFG Bank Ltd.	5.40%	2-26-2025	$75,000,000	$75,000,000
MUFG Bank Ltd. (U.S. SOFR+0.20%)±	5.53	11-25-2024	100,000,000	100,000,000
National Australia Bank Ltd.±±	5.59	2-14-2025	45,000,000	45,000,000
National Australia Bank Ltd.±±	5.70	9-6-2024	100,000,000	100,000,000
National Australia Bank Ltd.±±	5.84	11-12-2024	188,000,000	188,000,000
Natixis SA	5.37	9-3-2024	130,000,000	130,000,000
Natixis SA	5.63	8-5-2024	200,000,000	200,000,000
Nordea Bank Abp (U.S. SOFR+0.20%)±	5.53	2-10-2025	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.20%)±	5.53	12-2-2024	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd. (U.S. SOFR+0.23%)±	5.56	11-26-2024	100,000,000	100,000,000
Royal Bank of Canada (U.S. SOFR+0.34%)±	5.67	7-30-2025	75,000,000	75,000,000
Royal Bank of Canada (U.S. SOFR+0.36%)±	5.69	1-10-2025	100,000,000	100,000,000
Royal Bank of Canada	5.86	9-3-2024	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB	5.25	10-8-2024	90,000,000	90,000,000
Skandinaviska Enskilda Banken AB±±	5.58	10-9-2024	100,000,000	100,000,000
Standard Chartered Bank	5.35	12-16-2024	100,000,000	100,000,000
Standard Chartered Bank	5.37	10-21-2024	75,000,000	75,000,000
Standard Chartered Bank (U.S. SOFR+0.27%)±	5.60	2-24-2025	155,000,000	155,000,000
Sumitomo Mitsui Banking Corp. (U.S. SOFR+0.17%)±	5.50	8-6-2024	60,000,000	60,000,000
Sumitomo Mitsui Banking Corp.±±	5.52	12-16-2024	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.±±	5.58	10-29-2024	160,000,000	160,000,000
Sumitomo Mitsui Trust Bank Ltd.	5.46	10-7-2024	125,000,000	125,000,000
Svenska Handelsbanken AB	5.24	4-23-2025	125,000,000	125,004,424
Svenska Handelsbanken AB	5.46	3-5-2025	125,000,000	125,003,601
Svenska Handelsbanken AB (U.S. SOFR+0.23%)±	5.56	11-22-2024	80,000,000	79,999,921
Swedbank AB	5.21	2-28-2025	110,000,000	110,000,000
Swedbank AB	5.54	4-17-2025	100,000,000	100,000,000
Toronto-Dominion Bank	5.23	4-17-2025	150,000,000	150,000,000
Toronto-Dominion Bank	6.00	9-6-2024	65,000,000	65,000,000
Toronto-Dominion Bank	6.01	10-3-2024	100,000,000	100,000,000
UBS AG	5.57	9-4-2024	125,000,000	125,000,000
UBS AG±±	5.61	1-22-2025	100,000,000	100,000,000
UBS AG±±	5.63	6-9-2025	100,000,000	100,000,000
Wells Fargo Bank NA (U.S. SOFR+0.35%)±	5.68	1-17-2025	100,000,000	100,031,844
Westpac Banking Corp.	5.45	5-9-2025	100,000,000	100,000,000
Westpac Banking Corp. (U.S. SOFR+0.50%)±	5.83	10-4-2024	150,000,000	150,000,000
Woori Bank	5.35	8-6-2024	125,000,000	125,000,000
Total certificates of deposit (Cost $9,876,536,449)				9,876,536,449
Commercial paper: 35.70%
Asset-backed commercial paper: 33.20%
Albion Capital Corp. SA/Albion Capital LLC☼	5.45	10-23-2024	115,935,000	114,496,955
Albion Capital Corp. SA/Albion Capital LLC☼	5.52	8-20-2024	173,489,000	172,990,840
Albion Capital Corp. SA/Albion Capital LLC☼	5.53	8-15-2024	38,183,000	38,101,974
Alinghi Funding Co. LLC144A☼	5.17	10-22-2024	99,000,000	97,849,950
Alinghi Funding Co. LLC144A☼	5.37	2-7-2025	100,000,000	97,202,778
Alinghi Funding Co. LLC144A☼	5.43	10-9-2024	64,500,000	63,837,370
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Alinghi Funding Co. LLC144A☼	5.43%	12-5-2024	$57,600,000	$56,519,424
Alinghi Funding Co. LLC144A☼	5.45	11-5-2024	81,190,000	80,025,194
Alinghi Funding Co. LLC144A☼	5.45	11-20-2024	100,000,000	98,341,167
Alinghi Funding Co. LLC144A☼	5.45	12-6-2024	50,000,000	49,051,028
Alinghi Funding Co. LLC144A☼	5.45	12-12-2024	53,000,000	51,946,566
Anglesea Funding LLC144A§±±##	5.36	9-16-2024	400,000,000	400,000,000
Anglesea Funding LLC144A☼	5.41	8-6-2024	300,000,000	299,777,500
Anglesea Funding LLC144A☼	5.41	8-7-2024	100,000,000	99,911,000
Anglesea Funding LLC144A§±±	5.47	10-16-2024	100,000,000	100,000,000
Anglesea Funding LLC144A§±±	5.48	11-20-2024	100,000,000	100,000,000
Antalis SA144A☼	5.42	8-6-2024	140,000,000	139,895,972
Antalis SA144A☼	5.51	8-7-2024	62,000,000	61,943,890
Aquitaine Funding Co. LLC144A%%☼	5.36	11-1-2024	70,000,000	69,044,733
Aquitaine Funding Co. LLC144A☼	5.51	8-1-2024	50,000,000	50,000,000
Armada Funding Co. LLC144A☼	5.27	1-27-2025	100,000,000	97,414,444
Armada Funding Co. LLC144A☼	5.51	10-22-2024	48,000,000	47,406,320
Atlantic Asset Securitization LLC144A☼	5.32	1-15-2025	52,788,000	51,502,392
Autobahn Funding Co. LLC144A☼	5.43	8-12-2024	80,000,000	79,868,978
Barton Capital SA144A☼	5.45	12-4-2024	50,000,000	49,065,972
Bedford Row Funding Corp.144A±±	5.50	8-8-2024	100,000,000	100,000,000
Bedford Row Funding Corp.144A±±	5.58	11-15-2024	100,000,000	100,000,000
Bennington Stark Capital Co. LLC144A☼	5.42	8-5-2024	50,000,000	49,970,278
Bennington Stark Capital Co. LLC144A☼	5.42	8-7-2024	50,000,000	49,955,417
Bennington Stark Capital Co. LLC144A±±	5.53	10-3-2024	42,000,000	41,999,921
Britannia Funding Co. LLC144A☼	5.37	8-6-2024	111,000,000	110,918,292
Britannia Funding Co. LLC144A☼	5.37	8-14-2024	52,100,000	52,000,286
Britannia Funding Co. LLC144A☼	5.37	8-16-2024	50,000,000	49,889,583
Britannia Funding Co. LLC144A☼	5.42	12-9-2024	50,000,000	49,034,028
Britannia Funding Co. LLC144A☼	5.45	10-2-2024	116,220,000	115,143,157
Britannia Funding Co. LLC144A☼	5.48	8-5-2024	95,500,000	95,442,700
Britannia Funding Co. LLC144A☼	5.49	10-17-2024	100,000,000	98,842,861
Britannia Funding Co. LLC144A±±	5.63	10-11-2024	100,000,000	100,000,000
Cabot Trail Funding LLC144A☼	5.28	8-6-2024	110,000,000	109,920,403
Cabot Trail Funding LLC144A☼	5.42	11-21-2024	65,000,000	63,918,111
Cabot Trail Funding LLC144A☼	5.42	12-11-2024	29,000,000	28,431,117
Chariot Funding LLC144A±±	5.63	11-7-2024	100,000,000	100,000,000
Chariot Funding LLC144A±±	5.63	12-5-2024	100,000,000	100,000,000
Charta LLC144A☼	5.40	12-20-2024	100,000,000	97,912,417
Charta LLC144A☼	5.42	11-7-2024	125,000,000	123,179,514
Charta LLC144A☼	5.45	9-17-2024	50,000,000	49,648,806
Charta LLC144A☼	5.45	11-4-2024	100,000,000	98,580,278
Chesham Finance Ltd./Chesham Finance LLC144A%%☼	2.67	8-2-2024	234,000,000	233,965,290
Chesham Finance Ltd./Chesham Finance LLC144A%%☼	2.67	8-2-2024	50,000,000	49,992,583
Chesham Finance Ltd./Chesham Finance LLC144A☼	5.41	8-1-2024	234,000,000	234,000,000
Chesham Finance Ltd./Chesham Finance LLC144A☼	5.41	8-1-2024	50,000,000	50,000,000
Collateralized Commercial Paper FLEX Co. LLC144A	5.48	4-9-2025	100,000,000	100,000,000
Collateralized Commercial Paper FLEX Co. LLC144A±±	5.68	12-13-2024	100,000,000	100,000,000
Collateralized Commercial Paper V Co. LLC±±	5.63	11-18-2024	130,000,000	130,000,000
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Columbia Funding Co. LLC144A☼	5.27%	8-1-2024	$128,600,000	$128,600,000
Concord Minutemen Capital Co. LLC144A☼	5.42	8-5-2024	283,459,000	283,290,499
Concord Minutemen Capital Co. LLC144A☼	5.42	8-6-2024	250,263,000	250,077,041
Concord Minutemen Capital Co. LLC144A☼	5.46	10-17-2024	83,233,000	82,273,439
Concord Minutemen Capital Co. LLC144A	5.55	10-1-2024	180,000,000	180,000,000
Concord Minutemen Capital Co. LLC144A±±	5.63	10-15-2024	100,000,000	100,000,000
CRC Funding LLC144A☼	5.39	1-6-2025	75,000,000	73,248,833
Endeavour Funding Co. LLC144A☼	5.27	2-4-2025	100,000,000	97,298,889
Endeavour Funding Co. LLC144A☼	5.42	8-6-2024	50,000,000	49,962,847
Endeavour Funding Co. LLC144A☼	5.52	10-28-2024	38,500,000	37,988,036
Endeavour Funding Co. LLC144A☼	5.53	10-21-2024	50,000,000	49,386,875
Glencove Funding LLC144A☼	5.45	10-7-2024	96,000,000	95,038,773
Glencove Funding LLC144A§±±	5.49	11-15-2024	100,000,000	100,000,000
Great Bear Funding LLC144A☼	5.40	8-1-2024	90,000,000	90,000,000
Great Bear Funding LLC144A☼	5.40	8-7-2024	160,000,000	159,857,867
Ionic Funding LLC☼	5.45	8-6-2024	90,000,000	89,932,750
Ionic Funding LLC☼	5.52	9-11-2024	65,000,000	64,597,289
Ionic Funding LLC☼	5.52	9-24-2024	45,000,000	44,632,800
Ionic Funding LLC☼	5.55	8-7-2024	138,000,000	137,874,190
Ionic Funding LLC☼	5.56	8-2-2024	21,140,000	21,136,782
Ionic Funding LLC☼	5.58	10-10-2024	218,000,000	215,666,666
Ionic Funding LLC☼	5.59	9-17-2024	220,000,000	218,415,187
Ionic Funding LLC☼	5.60	9-5-2024	65,000,000	64,651,167
Legacy Capital Co. LLC144A±±	5.57	2-28-2025	100,000,000	100,000,000
Legacy Capital Co. LLC144A±±	5.69	5-14-2025	100,000,000	100,000,000
Lexington Parker Capital Co. LLC144A☼	5.42	8-1-2024	62,066,000	62,066,000
Lexington Parker Capital Co. LLC144A☼	5.42	8-2-2024	64,087,000	64,077,476
Lexington Parker Capital Co. LLC144A☼	5.42	8-5-2024	79,635,000	79,587,661
Lexington Parker Capital Co. LLC144A☼	5.42	8-6-2024	147,155,000	147,045,656
Lexington Parker Capital Co. LLC144A☼	5.42	8-7-2024	75,000,000	74,933,125
Lexington Parker Capital Co. LLC144A☼	5.55	9-12-2024	28,808,000	28,624,157
Liberty Street Funding LLC144A☼	5.42	11-26-2024	22,895,000	22,496,913
Liberty Street Funding LLC144A☼	5.45	9-9-2024	75,000,000	74,562,875
LMA-Americas LLC144A☼	5.27	10-10-2024	24,650,000	24,400,761
LMA-Americas LLC144A☼	5.43	9-3-2024	50,000,000	49,754,333
LMA-Americas LLC144A☼	5.45	10-8-2024	50,000,000	49,491,889
LMA-Americas LLC144A☼	5.48	10-23-2024	50,000,000	49,377,500
Mackinac Funding Co. LLC144A☼	5.44	11-8-2024	116,000,000	114,286,970
Mackinac Funding Co. LLC144A☼	5.48	10-15-2024	52,000,000	51,415,000
Mainbeach Funding LLC144A☼	5.42	8-1-2024	130,000,000	130,000,000
Mainbeach Funding LLC144A☼	5.42	8-7-2024	75,000,000	74,933,125
Mountcliff Funding LLC144A☼	5.40	8-6-2024	100,000,000	99,925,972
Mountcliff Funding LLC144A☼	5.42	8-7-2024	260,000,000	259,768,167
Nieuw Amsterdam Receivables Corp. BV144A☼	5.39	12-17-2024	50,000,000	48,980,333
Nieuw Amsterdam Receivables Corp. BV144A☼	5.41	10-30-2024	100,000,000	98,665,000
Nieuw Amsterdam Receivables Corp. BV144A☼	5.48	9-19-2024	100,000,000	99,265,000
Old Line Funding LLC144A☼	5.32	2-3-2025	50,000,000	48,643,750
Old Line Funding LLC144A±±	5.54	9-18-2024	50,000,000	50,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed commercial paper(continued)
Paradelle Funding LLC☼	5.03%	7-10-2025	$100,000,000	$95,274,222
Paradelle Funding LLC☼	5.27	5-30-2025	100,000,000	95,637,778
Paradelle Funding LLC☼	5.27	6-5-2025	45,000,000	42,998,000
Paradelle Funding LLC☼	5.27	6-6-2025	22,500,000	21,495,750
Podium Funding Trust☼	5.21	10-1-2024	50,000,000	49,564,528
Podium Funding Trust☼	5.21	10-2-2024	50,000,000	49,557,389
Podium Funding Trust☼	5.23	10-4-2024	50,000,000	49,541,333
Podium Funding Trust☼	5.32	3-17-2025	100,000,000	96,675,000
Podium Funding Trust☼	5.33	1-10-2025	100,000,000	97,633,000
Podium Funding Trust☼	5.38	2-24-2025	50,000,000	48,473,375
Podium Funding Trust☼	5.41	11-8-2024	50,000,000	49,265,750
Podium Funding Trust☼	5.58	8-22-2024	90,000,000	89,711,250
Regatta Funding Co. LLC144A☼	5.34	1-22-2025	127,000,000	123,765,098
Regatta Funding Co. LLC144A☼	5.43	8-1-2024	50,000,000	50,000,000
Regatta Funding Co. LLC144A☼	5.43	8-2-2024	50,000,000	49,992,555
Ridgefield Funding Co. LLC144A☼	5.44	11-6-2024	128,562,000	126,701,815
Ridgefield Funding Co. LLC144A☼	5.44	11-22-2024	125,000,000	122,893,021
Starbird Funding Corp.144A☼	5.31	9-10-2024	100,000,000	99,417,778
Starbird Funding Corp.144A☼	5.39	12-5-2024	150,000,000	147,207,000
Thunder Bay Funding LLC144A☼	5.22	11-15-2024	50,000,000	49,241,806
Thunder Bay Funding LLC144A☼	5.32	2-3-2025	60,000,000	58,372,500
Thunder Bay Funding LLC144A±±	5.54	9-18-2024	50,000,000	50,000,000
Washington Morgan Capital Co. LLC144A☼	5.45	11-8-2024	125,000,000	123,150,625
				11,671,740,655
Financial company commercial paper: 1.46%
CDP Financial, Inc.144A☼	5.28	8-6-2024	68,000,000	67,950,794
Federation des Caisses Desjardins du Quebec144A☼	5.35	12-30-2024	125,000,000	122,231,667
National Securities Clearing Corp.144A☼	5.17	2-4-2025	50,000,000	48,675,417
Nederlandse Waterschapsbank NV144A%%☼	4.68	8-8-2024	125,000,000	124,870,208
Norfina Ltd.144A☼	5.48	11-5-2024	100,000,000	98,560,000
Ontario Teachers’ Finance Trust144A☼	5.39	9-5-2024	50,000,000	49,741,389
				512,029,475
Other commercial paper: 1.04%
Deaconess Hospital Obligated Group☼	5.48	8-1-2024	47,000,000	47,000,000
Deaconess Hospital Obligated Group☼	5.52	10-1-2024	50,000,000	49,539,111
Mercy Health☼	5.51	8-21-2024	73,000,000	72,779,783
Mercy Health☼	5.52	8-7-2024	52,000,000	51,952,853
Toyota Credit de Puerto Rico Corp.☼	5.27	1-21-2025	25,000,000	24,375,278
Toyota Finance Australia Ltd.☼	5.53	10-15-2024	98,000,000	96,887,292
University of Chicago☼	5.07	4-24-2025	25,000,000	24,076,370
				366,610,687
Total commercial paper (Cost $12,550,380,817)				12,550,380,817
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 10.77%
Alaska: 0.18%
Variable rate demand notes ø: 0.18%
Alaska Housing Finance Corp. Series A (Housing revenue)	5.35%	12-1-2044	$63,000,000	$63,000,000
California: 0.14%
Variable rate demand notes ø: 0.14%
Metropolitan Water District of Southern California Series A (Water & sewer revenue, Bank of America N.A. SPA)	5.35	7-1-2042	34,455,000	34,455,000
Tender Option Bond Trust Receipts/Certificates Series 2016- TXG002 (GO revenue, Bank of America N.A. LIQ)144A	5.52	8-1-2049	15,700,000	15,700,000
				50,155,000
Colorado: 0.82%
Variable rate demand notes ø: 0.82%
Colorado HFA Fort Carson Family Housing LLC Series B (Housing revenue, FHLB SPA)	5.38	5-1-2052	91,795,000	91,795,000
Colorado HFA Series B-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada LIQ)	5.35	5-1-2050	20,000,000	20,000,000
Colorado HFA Series D2 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	5.35	11-1-2054	25,000,000	25,000,000
Colorado HFA Series G-2 Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	5.35	11-1-2052	31,000,000	31,000,000
Colorado HFA Series I Class II (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	5.35	11-1-2051	19,900,000	19,900,000
Colorado HFA Series M2 Class II (Housing revenue, GNMA Insured, Bank of America N.A. SPA)	5.40	5-1-2054	12,000,000	12,000,000
Colorado HFA Series N-2 Class I (Housing revenue, GNMA Insured, Royal Bank of Canada SPA)	5.35	11-1-2046	15,000,000	15,000,000
Colorado HFA Series P-2 Class II (Housing revenue, GNMA Insured, FHLB SPA)	5.35	5-1-2050	40,320,000	40,320,000
Colorado HFA Series Q2 Class I (Housing revenue, GNMA Insured, FHLB LIQ)	5.35	11-1-2048	35,240,000	35,240,000
				290,255,000
Delaware: 0.20%
Variable rate demand notes ø: 0.20%
Jets Stadium Development LLC Series A-4B (Industrial development revenue)144A	5.92	4-1-2047	48,560,000	48,560,000
Jets Stadium Finance Issuer 2015 LLC (Industrial development revenue)144A	5.92	4-1-2047	21,520,000	21,520,000
				70,080,000
Georgia: 0.27%
Variable rate demand notes ø: 0.27%
Private Colleges & Universities Authority Emory University Series C-2 (Education revenue, Royal Bank of Canada SPA)	5.35	9-1-2052	95,445,000	95,445,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hawaii: 0.15%
Other municipal debt : 0.15%
City & County of Honolulu (Tax revenue)	5.45%	9-13-2024	$52,000,000	$52,000,000
Illinois: 0.55%
Variable rate demand notes ø: 0.55%
Illinois Housing Development Authority RMW Lake Shore LLC Series C-2 (Housing revenue, Goldman Sachs Bank USA LOC)	5.35	12-1-2058	99,595,000	99,595,000
Illinois Housing Development Authority Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	5.35	10-1-2046	36,000,000	36,000,000
Illinois Housing Development Authority Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	5.35	10-1-2046	43,290,000	43,290,000
Illinois Housing Development Authority Series J (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	5.35	10-1-2048	14,835,000	14,835,000
				193,720,000
Iowa: 0.09%
Variable rate demand notes ø: 0.09%
Iowa Student Loan Liquidity Corp. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	5.38	3-1-2053	31,632,000	31,632,000
Kentucky: 0.12%
Variable rate demand notes ø: 0.12%
Kentucky Higher Education Student Loan Corp. Series 1A-2 (Education revenue, Bank of America N.A. LOC)	5.34	6-1-2043	42,440,000	42,440,000
Maine: 0.09%
Variable rate demand notes ø: 0.09%
City of Portland (GO revenue, TD Bank N.A. LOC)	5.35	6-1-2026	32,290,000	32,290,000
Maryland: 0.07%
Variable rate demand notes ø: 0.07%
Maryland Community Development Administration Residential Revenue Series B (Housing revenue, TD Bank N.A. SPA)	5.35	9-1-2033	24,835,000	24,835,000
Massachusetts: 0.53%
Other municipal debt : 0.17%
Massachusetts Educational Financing Authority (Education revenue)	5.46	8-1-2024	60,000,000	60,000,000
Variable rate demand notes ø: 0.36%
Massachusetts Housing Finance Agency Series 229 (Housing revenue, GNMA / FNMA / FHLMC Insured, UBS AG SPA)	5.35	6-1-2052	50,430,000	50,430,000
Massachusetts Housing Finance Agency Series E (Housing revenue, Department of Housing and Urban Development Insured, TD Bank N.A. SPA)	5.35	12-1-2063	75,595,000	75,595,000
				126,025,000
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 0.07%
Variable rate demand notes ø: 0.07%
Michigan State Housing Development Authority Series C (Housing revenue, FHLB SPA)	5.35%	6-1-2054	$25,000,000	$25,000,000
Minnesota: 1.09%
Variable rate demand notes ø: 1.09%
Minnesota Housing Finance Agency Series C (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	5.35	1-1-2054	20,000,000	20,000,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	5.35	7-1-2052	19,365,000	19,365,000
Minnesota Housing Finance Agency Series E (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	5.35	7-1-2050	20,000,000	20,000,000
Minnesota Housing Finance Agency Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	5.35	7-1-2052	50,000,000	50,000,000
Minnesota Housing Finance Agency Series H (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	5.35	7-1-2052	35,000,000	35,000,000
Minnesota Housing Finance Agency Series I (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB LIQ)	5.35	1-1-2050	28,810,000	28,810,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	5.35	7-1-2053	25,000,000	25,000,000
Minnesota Housing Finance Agency Series K (Housing revenue, GNMA / FNMA / FHLMC Insured, State Street Bank & Trust Co. SPA)	5.35	1-1-2051	15,000,000	15,000,000
Minnesota Housing Finance Agency Series M (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	5.35	1-1-2050	29,855,000	29,855,000
Minnesota Housing Finance Agency Series Q (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. LIQ)	5.35	7-1-2053	30,000,000	30,000,000
Taxable Municipal Funding Trust Series 2019-019 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	5.63	12-1-2030	8,270,000	8,270,000
Taxable Municipal Funding Trust Series 2020-11 (Health revenue, Barclays Bank plc LOC)144A	5.63	9-1-2030	101,850,000	101,850,000
				383,150,000
Missouri: 0.38%
Variable rate demand notes ø: 0.38%
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-1 (Health revenue)	5.33	6-1-2053	66,535,000	66,535,000
HEFA of the State of Missouri SSM Health Care Obligated Group Series B-2 (Health revenue)	5.33	6-1-2053	66,535,000	66,535,000
				133,070,000
New Hampshire: 0.80%
Variable rate demand notes ø: 0.80%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.43	10-1-2028	60,000,000	60,000,000
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont LLC Series A (Industrial development revenue, Kookmin Bank LOC)144A	5.43	7-1-2029	24,400,000	24,400,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
New Hampshire Business Finance Authority Hanwha Q Cells USA, Inc. (Industrial development revenue, Kookmin Bank LOC)144A	5.54%	2-1-2029	$169,000,000	$169,000,000
New Hampshire Business Finance Authority Joon Georgia, Inc. (Industrial development revenue, Korea Development Bank LOC)144A	5.41	7-1-2033	26,700,000	26,700,000
				280,100,000
New York: 4.68%
Other municipal debt : 0.26%
Long Island Power Authority (Utilities revenue)	5.40	8-22-2024	40,000,000	40,000,000
Long Island Power Authority (Utilities revenue)	5.44	9-25-2024	30,000,000	30,000,000
Long Island Power Authority (Utilities revenue)	5.45	8-5-2024	20,000,000	20,000,000
				90,000,000
Variable rate demand notes ø: 4.42%
Mizuho Floater/Residual Trust Series 2022-MIZ9106 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.59	7-1-2057	26,925,000	26,925,000
Mizuho Floater/Residual Trust Series 2022-MIZ9107 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.59	2-1-2026	68,555,000	68,555,000
Mizuho Floater/Residual Trust Series 2022-MIZ9108 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.44	11-1-2031	32,500,000	32,500,000
Mizuho Floater/Residual Trust Series 2022-MIZ9109 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.72	6-4-2027	120,640,000	120,640,000
Mizuho Floater/Residual Trust Series 2022-MIZ9112 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.75	10-1-2027	91,250,000	91,250,000
Mizuho Floater/Residual Trust Series 2022-MIZ9114 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.65	11-1-2052	19,000,000	19,000,000
Mizuho Floater/Residual Trust Series 2022-MIZ9117 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	5.72	11-1-2052	100,340,000	100,340,000
Mizuho Floater/Residual Trust Series 2023-MIZ9132 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	5.44	2-1-2058	33,650,000	33,650,000
New York State Housing Finance Agency Series B (Housing revenue, Landesbank Hessen-Thüringen LOC)	5.45	11-1-2050	45,250,000	45,250,000
New York State Housing Finance Agency Series I (Housing revenue, TD Bank N.A. SPA)	5.35	11-1-2055	41,190,000	41,190,000
Taxable Municipal Funding Trust Series 2019-007 (GO revenue, Barclays Bank plc LOC)144A	5.63	5-1-2029	55,965,000	55,965,000
Taxable Municipal Funding Trust Series 2021-BTMFT (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	5.63	12-15-2025	143,125,000	143,125,000
Taxable Municipal Funding Trust Series 2022-002 (GO revenue, Barclays Bank plc LOC)144A	5.63	11-1-2041	15,000,000	15,000,000
Taxable Municipal Funding Trust Series 2023-006 (GO revenue, Barclays Bank plc LOC)144A	5.63	10-1-2024	84,165,000	84,165,000
Taxable Municipal Funding Trust Series 2024-TMFT-006 (GO revenue, Barclays Bank plc LIQ)144A	5.47	9-21-2026	30,000,000	30,000,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LIQ)144A	5.63%	6-24-2025	$200,000,000	$200,000,000
Taxable Municipal Funding Trust Series BTMFT-2024 (GO revenue, Barclays Bank plc LOC)144A	5.63	9-21-2026	200,000,000	200,000,000
Taxable Municipal Funding Trust Series BTMFT (GO revenue, Barclays Bank plc LOC)144A	5.63	5-15-2056	188,490,000	188,490,000
Triborough Bridge & Tunnel Authority Series E (Transportation revenue, UBS AG LOC)	5.33	11-15-2032	59,000,000	59,000,000
				1,555,045,000
North Dakota: 0.08%
Variable rate demand notes ø: 0.08%
North Dakota Housing Finance Agency Series C (Housing revenue, Royal Bank of Canada SPA)	5.37	7-1-2052	29,900,000	29,900,000
Pennsylvania: 0.24%
Other municipal debt : 0.13%
City of Philadelphia (Water & sewer revenue)	5.45	8-14-2024	7,000,000	7,000,000
City of Philadelphia (Water & sewer revenue)	5.50	8-14-2024	39,122,000	39,122,000
				46,122,000
Variable rate demand notes ø: 0.11%
Pennsylvania Higher Education Assistance Agency Series A (Education revenue, Bank of America N.A. LOC)	5.36	6-1-2054	36,995,000	36,995,000
Rhode Island: 0.08%
Variable rate demand notes ø: 0.08%
Rhode Island Housing & Mortgage Finance Corp. Series 80 (Housing revenue, GNMA Insured, TD Bank N.A. SPA)	5.35	10-1-2053	27,355,000	27,355,000
Texas: 0.14%
Variable rate demand notes ø: 0.14%
North Texas Higher Education Authority, Inc. Series 2023-1 (Education revenue, Royal Bank of Canada LOC)	5.38	12-1-2053	49,363,000	49,363,000
Total municipal obligations (Cost $3,787,977,000)				3,787,977,000
Other instruments: 0.71%
AARP, Inc. Series 2001§øø	5.37	5-1-2031	36,400,000	36,400,000
Anton Santa Cruz LLC Series A§øø	5.45	2-1-2061	27,000,000	27,000,000
Dexia SA144Aøø	5.18	2-4-2025	100,000,000	97,345,639
Ecmc Group, Inc. Series 23-1§øø	5.38	12-1-2050	50,040,000	50,040,000
JWV-B Turner Investments LLC Series 2024§øø	5.45	7-1-2044	21,125,000	21,125,000
Willow Partners LP§øø	5.45	8-1-2063	17,000,000	17,000,000
Total other instruments (Cost $248,910,639)				248,910,639
Repurchase agreements^^: 25.73%
Bank of America NA, dated 7-31-2024, maturity value $1,275,189,479(01)	5.35	8-1-2024	1,275,000,000	1,275,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—July 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Repurchase agreements(continued)
Barclays Bank PLC, dated 7-31-2024, maturity value $1,200,178,333(02)		5.35%	8-1-2024	$1,200,000,000	$1,200,000,000
BOFA Securities, Inc., dated 7-31-2024, maturity value $329,748,631(03)		5.31	8-1-2024	329,700,000	329,700,000
BOFA Securities, Inc., dated 7-31-2024, maturity value $90,013,350(04)		5.34	8-1-2024	90,000,000	90,000,000
Deutsche Bank Securities, Inc., dated 7-31-2024, maturity value $1,500,222,917(05)		5.35	8-1-2024	1,500,000,000	1,500,000,000
JP Morgan Securities LLC, dated 7-31-2024, maturity value $1,450,215,486(06)		5.35	8-1-2024	1,450,000,000	1,450,000,000
MUFG Securities Canada Ltd., dated 7-31-2024, maturity value $1,250,185,764(07)		5.35	8-1-2024	1,250,000,000	1,250,000,000
Standard Chartered Bank, dated 7-31-2024, maturity value $1,050,156,042(08)		5.35	8-1-2024	1,050,000,000	1,050,000,000
Wells Fargo Securities, dated 7-31-2024, maturity value $900,133,750(09)		5.35	8-1-2024	900,000,000	900,000,000
Total repurchase agreements (Cost $9,044,700,000)					9,044,700,000
Total investments in securities (Cost $35,508,504,905)	101.01%				35,508,504,905
Other assets and liabilities, net	(1.01)				(356,470,955)
Total net assets	100.00%				$35,152,033,950

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
§	The security is subject to a demand feature which reduces the effective maturity.
%%	The security is purchased on a when-issued basis.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 2.00% to 3.50%, 7-1-2045 to 1-1-2052, fair value including accrued interest is $1,313,250,000.
(02) U.S. government securities, 0.00% to 7.50%, 9-25-2024 to 7-20-2054, fair value including accrued interest is $1,235,223,794.
(03) U.S. government securities, 0.00% to 4.25%, 5-15-2026 to 1-15-2034, fair value including accrued interest is $336,294,005.
(04) U.S. government securities, 0.00% to 5.87%, 8-7-2024 to 3-3-2025, fair value including accrued interest is $91,800,001.
(05) U.S. government securities, 0.00% to 7.13%, 8-2-2024 to 3-23-2040, fair value including accrued interest is $1,530,000,000.
(06) U.S. government securities, 0.00% to 10.60%, 4-15-2025 to 12-15-2066, fair value including accrued interest is $1,493,498,742.
(07) U.S. government securities, 1.50% to 7.50%, 8-26-2024 to 1-20-2072, fair value including accrued interest is $1,287,277,158.
(08) U.S. government securities, 0.00% to 7.00%, 8-8-2024 to 7-1-2054, fair value including accrued interest is $1,078,055,819.
(09) U.S. government securities, 1.50% to 7.50%, 5-1-2025 to 8-1-2054, fair value including accrued interest is $927,000,000.

The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
LIQ	Liquidity agreement
LOC	Letter of credit
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Statement of assets and liabilities—July 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$26,463,804,905
Investments in repurchase agreements, at amortized cost	9,044,700,000
Receivable for interest	157,001,127
Receivable for Fund shares sold	142,061,837
Receivable for investments sold	149,999
Prepaid expenses and other assets	3,390,614
Total assets	35,811,108,482
Liabilities
Payable for when-issued transactions	477,872,815
Payable for Fund shares redeemed	175,386,671
Administration fees payable	2,419,182
Management fee payable	2,325,769
Overdraft due to custodian bank	383,871
Dividends payable	250,179
Shareholder servicing fees payable	89,390
Distribution fee payable	1,109
Accrued expenses and other liabilities	345,546
Total liabilities	659,074,532
Total net assets	$35,152,033,950
Net assets consist of
Paid-in capital	$35,153,232,475
Total distributable loss	(1,198,525)
Total net assets	$35,152,033,950
Computation of net asset value per share
Net assets–Class A	$409,405,226
Shares outstanding–Class A1	409,412,233
Net asset value per share–Class A	$1.00
Net assets–Class C	$1,764,904
Shares outstanding–Class C1	1,764,934
Net asset value per share–Class C	$1.00
Net assets–Premier Class	$34,729,385,096
Shares outstanding–Premier Class[1]	34,729,984,807
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$11,478,724
Shares outstanding–Service Class[1]	11,478,920
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Statement of operations—six months ended July 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$950,129,328
Expenses
Management fee	31,163,246
Administration fees
Class A	417,989
Class C	1,707
Premier Class	13,556,639
Service Class	6,760
Shareholder servicing fees
Class A	522,486
Class C	2,134
Service Class	14,082
Distribution fee
Class C	6,401
Custody and accounting fees	266,433
Professional fees	37,329
Registration fees	828,426
Shareholder report expenses	122,096
Trustees’ fees and expenses	13,467
Other fees and expenses	105,630
Total expenses	47,064,825
Less: Fee waivers and/or expense reimbursements
Fund-level	(10,323,464)
Premier Class	(8,502,275)
Net expenses	28,239,086
Net investment income	921,890,242
Net realized losses on investments	(12,692)
Net increase in net assets resulting from operations	$921,877,550
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2024 (unaudited)		Year ended January 31, 2024
Operations
Net investment income		$921,890,242		$1,274,848,035
Net realized gains (losses) on investments		(12,692)		18,245
Net increase in net assets resulting from operations		921,877,550		1,274,866,280
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,365,078)		(21,284,933)
Class C		(35,927)		(91,881)
Premier Class		(911,605,913)		(1,252,928,099)
Service Class		(283,844)		(560,850)
Total distributions to shareholders		(922,290,762)		(1,274,865,763)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	42,474,416	42,474,416	118,992,763	118,992,763
Class C	112,030	112,030	529,734	529,734
Premier Class	18,888,730,758	18,888,730,758	42,611,000,613	42,611,000,613
Service Class	2,324,856	2,324,856	3,645,360	3,645,360
		18,933,642,060		42,734,168,470
Reinvestment of distributions
Class A	10,227,963	10,227,963	21,087,620	21,087,620
Class C	35,912	35,912	89,980	89,980
Premier Class	910,387,797	910,387,797	1,250,101,366	1,250,101,366
Service Class	272,961	272,961	544,096	544,096
		920,924,633		1,271,823,062
Payment for shares redeemed
Class A	(77,689,120)	(77,689,120)	(143,879,663)	(143,879,663)
Class C	(260,152)	(260,152)	(1,754,664)	(1,754,664)
Premier Class	(17,916,576,937)	(17,916,576,937)	(25,920,279,052)	(25,920,279,052)
Service Class	(2,546,253)	(2,546,253)	(3,916,439)	(3,916,439)
		(17,997,072,462)		(26,069,829,818)
Net increase in net assets resulting from capital share transactions		1,857,494,231		17,936,161,714
Total increase in net assets		1,857,081,019		17,936,162,231
Net assets
Beginning of period		33,294,952,931		15,358,790,700
End of period		$35,152,033,950		$33,294,952,931
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.02	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.02)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.49%	4.89%	1.73%	0.01%	0.27%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.65%	0.69%	0.70%	0.68%	0.70%
Net expenses	0.58%	0.59%	0.52%*	0.15%*	0.40%*	0.60%
Net investment income	4.96%	4.79%	1.73%	0.01%	0.27%	1.74%
Supplemental data
Net assets, end of period (000s omitted)	$409,405	$434,396	$438,190	$434,892	$466,559	$475,180

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.45%
Year ended January 31, 2021	0.18%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.04 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Payment from affiliate	0.00	0.00	0.00	0.00	0.00 [2]	0.00
Net realized gains (losses) on investments	(0.00)[3]	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.04	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.02)	(0.04)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.11%	4.11%	1.19%	0.01%	0.08%[5]	1.00%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.40%	1.44%	1.45%	1.43%	1.45%
Net expenses	1.33%	1.34%	1.09%*	0.15%*	0.59%*	1.35%
Net investment income	4.21%	3.99%	1.27%	0.01%	0.07%	1.03%
Supplemental data
Net assets, end of period (000s omitted)	$1,765	$1,877	$3,012	$1,960	$2,855	$3,153

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.26%
Year ended January 31, 2022	1.20%
Year ended January 31, 2021	0.76%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
[5]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on total return.
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Premier Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.01	0.02
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.01	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.01)	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.01)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.70%	5.37%	2.13%	0.03%	0.54%	2.20%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.27%	0.29%	0.31%	0.29%	0.30%
Net expenses	0.16%*	0.13%*	0.13%*	0.13%*	0.13%*	0.15%
Net investment income	5.38%	5.30%	3.02%	0.03%	0.41%	1.99%
Supplemental data
Net assets, end of period (000s omitted)	$34,729,385	$32,847,252	$14,906,434	$2,431,267	$4,452,436	$2,183,582

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2024 (unaudited)	0.04%
Year ended January 31, 2024	0.07%
Year ended January 31, 2023	0.07%
Year ended January 31, 2022	0.07%
Year ended January 31, 2021	0.07%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Service Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[3]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	0.00
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.53%	4.98%	1.81%	0.01%	0.31%	1.86%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.56%	0.59%	0.59%	0.58%	0.60%
Net expenses	0.50%	0.50%	0.44%*	0.15%*	0.36%*	0.50%
Net investment income	5.04%	4.87%	1.80%	0.01%	0.31%	1.84%
Supplemental data
Net assets, end of period (000s omitted)	$11,479	$11,427	$11,154	$10,828	$11,963	$12,038

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.06%
Year ended January 31, 2022	0.35%
Year ended January 31, 2021	0.12%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005).
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Retail Money Market Funds | 21

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2024, the Fund had capital loss carryforwards which consisted of $532,335 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$9,876,536,449	$0	$9,876,536,449
Commercial paper	0	12,550,380,817	0	12,550,380,817
Municipal obligations	0	3,787,977,000	0	3,787,977,000
Other instruments	0	248,910,639	0	248,910,639
Repurchase agreements	0	9,044,700,000	0	9,044,700,000
Total assets	$0	$35,508,504,905	$0	$35,508,504,905
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
22 | Retail Money Market Funds

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Next $15 billion	0.180
Over $25 billion	0.170
For the six months ended July 31, 2024, the management fee was equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Allspring Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2024. These voluntary class-level waivers may be discontinued at any time. As of July 31, 2024, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Class C	1.33
Premier Class	0.17
Service Class	0.50
Prior to May 3, 2024, the Fund’s expenses were capped at 0.20% for Premier Class. During the six months ended ended July 31, 2024, Allspring Funds Management also voluntarily waived class-level expenses which represent 0.04% of the average daily net assets (on an annualized basis) of Premier Class.
Retail Money Market Funds | 23

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares.  No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any material interfund transactions during the six months ended July 31, 2024.
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
24 | Retail Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

26 | Retail Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Retail Money Market Funds | 27

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was equal to the average investment performance of the Universe for the one-, three-, and five-year periods under review, and in range of the average investment performance of the Universe for the ten-year period under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund’s Premier Class was equal to the median net operating expense ratio of the expense Group for that class and that the net operating expense ratio of the Fund’s Class A and Service Class shares were in range of the median net operating expense ratios of the expense Groups for those classes.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to, or in range of these average rates for the Fund’s expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.

28 | Retail Money Market Funds

Other information (unaudited)
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Retail Money Market Funds | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0478 07-24

Retail Money Market Funds

Allspring National Tax-Free Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2024

Retail Money Market Funds | 1

Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.40%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series D (70 shares) 4.06%144Aø	$7,000,000	$7,000,000
Total closed-end fund obligations (Cost $7,000,000)		7,000,000

	Interest rate	Maturity date
Municipal obligations: 99.15%
Alabama: 3.09%
Variable rate demand notes ø: 3.09%
Tender Option Bond Trust Receipts/Certificates Series 2022- XG0410 (Utilities revenue, Morgan Stanley Bank LIQ)144A	3.91%	1-1-2053	14,200,000	14,200,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0396 (Utilities revenue, Morgan Stanley Bank LIQ)144A	3.91	2-1-2053	2,395,000	2,395,000
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0397 (Utilities revenue, Morgan Stanley Bank LIQ)144A	3.91	2-1-2053	2,700,000	2,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1131 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.66	1-1-2028	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1677 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.66	4-1-2030	2,185,000	2,185,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3202 (Utilities revenue, Morgan Stanley Bank LIQ)144A	3.91	4-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3208 (Utilities revenue, Morgan Stanley Bank LIQ)144A	3.91	2-1-2053	11,930,000	11,930,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0487 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	12-1-2028	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML5052 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	4.35	9-1-2037	10,000,000	10,000,000
				54,410,000
Arizona: 1.53%
Variable rate demand notes ø: 1.53%
Arizona Health Facilities Authority Banner Health Obligated Group Series C (Health revenue, Bank of America N.A. LOC)	4.05	1-1-2046	500,000	500,000
Mizuho Floater/Residual Trust Series 2023-MIZ9140 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.27	4-1-2037	6,855,000	6,855,000
Mizuho Floater/Residual Trust Series 2023-MIZ9155 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	3-1-2038	9,685,000	9,685,000
Mizuho Floater/Residual Trust Series 2023-MIZ9157 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	5-1-2038	2,265,000	2,265,000
The accompanying notes are an integral part of these financial statements.
2 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Mizuho Floater/Residual Trust Series 2024-MIZ9180 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93%	12-4-2026	$4,370,000	$4,370,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.65	12-1-2037	3,215,000	3,215,000
				26,890,000
California: 6.15%
Other municipal debt : 0.93%
City of Los Angeles (GO revenue)§	5.00	6-26-2025	5,000,000	5,068,884
County of Los Angeles (GO revenue)§	5.00	6-30-2025	8,000,000	8,123,686
San Diego Unified School District Series A (GO revenue)§	5.00	6-30-2025	3,085,000	3,135,793
				16,328,363
Variable rate demand notes ø: 5.22%
California Housing Finance Agency Found Middle LP Series L (Housing revenue, Goldman Sachs Bank USA LOC)144A	2.61	12-1-2027	2,555,000	2,555,000
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-1 (Housing revenue)	3.65	12-1-2044	16,000,000	16,000,000
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-2 (Housing revenue)	3.65	12-1-2029	9,000,000	9,000,000
California Statewide CDA Uptown Newport Building Owner LP Series BB (Housing revenue, East West Bank LOC)	3.30	3-1-2057	22,700,000	22,700,000
Mizuho Floater/Residual Trust Series 2021-MIZ9063 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	5-1-2049	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2019- XF2830 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.93	10-1-2034	3,385,000	3,385,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3007 (Utilities revenue, Morgan Stanley Bank LIQ)144A	3.91	5-1-2053	12,980,000	12,980,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XX1258 (Education revenue, Barclays Bank plc LIQ)144A	3.63	5-15-2048	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.74	12-18-2053	5,155,000	5,155,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1635 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	10-1-2028	3,720,000	3,720,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0484 (Tax revenue, BAM Insured, Royal Bank of Canada LIQ)144A	3.67	9-1-2049	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3207 (Utilities revenue, Morgan Stanley Bank LIQ)144A	3.91	2-1-2054	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1706 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	4-1-2055	1,530,000	1,530,000
				92,025,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 3.03%
Other municipal debt : 2.29%
Board of Water Commissioners City & County of Denver (Water & sewer revenue)	3.50%	9-5-2024	$5,000,000	$5,000,000
Board of Water Commissioners City & County of Denver (Water & sewer revenue)	3.60	8-7-2024	10,000,000	10,000,000
Colorado State Education Loan Program Series A (Miscellaneous revenue)§	5.00	6-30-2025	25,000,000	25,418,169
				40,418,169
Variable rate demand notes ø: 0.74%
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series D (Health revenue)	3.90	5-15-2064	8,500,000	8,500,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3040 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.64	11-1-2052	2,500,000	2,500,000
University of Colorado Hospital Authority Obligated Group Series C (Health revenue, TD Bank N.A. SPA)	3.60	11-15-2039	2,000,000	2,000,000
				13,000,000
Delaware: 0.15%
Variable rate demand notes ø: 0.15%
Mizuho Floater/Residual Trust Series 2024-MIZ9182 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	12-4-2026	2,625,000	2,625,000
University of Delaware (Education revenue, TD Bank N.A. SPA)	4.05	11-1-2035	100,000	100,000
				2,725,000
District of Columbia: 0.75%
Variable rate demand notes ø: 0.75%
District of Columbia MedStar Health Obligated Group Series A (Health revenue, TD Bank N.A. LOC)	3.50	8-15-2038	4,615,000	4,615,000
District of Columbia MedStar Health Obligated Group Series A (Health revenue, TD Bank N.A. LOC)	4.05	8-15-2038	3,800,000	3,800,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2784 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	3.64	9-1-2039	2,800,000	2,800,000
Tender Option Bond Trust Receipts/Certificates Series 2019- ZF2785 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ)144A	3.64	9-1-2039	2,070,000	2,070,000
				13,285,000
Florida: 4.74%
Other municipal debt : 0.20%
County of Hillsborough (Industrial development revenue)	3.70	9-12-2024	3,520,000	3,520,000
Variable rate demand notes ø: 4.54%
City of Tampa BayCare Obligated Group Series B (Health revenue)	3.91	11-15-2033	10,000,000	10,000,000
City of West Palm Beach Utility System Revenue Series C (Water & sewer revenue, AGC Insured, JPMorgan Chase Bank N.A. SPA)	4.04	10-1-2038	1,940,000	1,940,000
The accompanying notes are an integral part of these financial statements.
4 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Highlands County Health Facilities Authority AdventHealth Obligated Group Series A (Health revenue)	3.61%	11-15-2037	$18,000,000	$18,000,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-2 (Health revenue)	3.61	11-15-2032	600,000	600,000
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5 (Health revenue)	3.61	11-15-2035	11,815,000	11,815,000
Hillsborough County IDA BayCare Obligated Group Series C (Health revenue, TD Bank N.A. LOC)	3.50	11-1-2038	1,500,000	1,500,000
Tender Option Bond Trust Receipts/Certificates Series 2016- ZF0444 (Tax revenue, NPFGC Insured, JPMorgan Chase Bank N.A. LIQ)144A	3.71	4-1-2027	5,250,000	5,250,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3058 (Housing revenue, Mizuho Capital Markets LLC LOC)144A	3.93	11-1-2035	14,475,000	14,475,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0485 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	12-1-2047	2,595,000	2,595,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1713 (Education revenue, BAM Insured, JPMorgan Chase Bank N.A. LIQ)144A	3.64	10-1-2046	11,815,000	11,815,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3223 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	4.20	4-1-2042	2,000,000	2,000,000
				79,990,000
Georgia: 1.88%
Other municipal debt : 0.28%
Municipal Electric Authority of Georgia (Utilities revenue)	3.65	8-21-2024	5,000,000	5,000,000
Variable rate demand notes ø: 1.60%
County of DeKalb Water & Sewerage Revenue Series 2016-XF2254 (Water & sewer revenue, AGM Insured, JPMorgan Chase Bank N.A. LIQ)144A	3.68	10-1-2025	2,500,000	2,500,000
Roswell Housing Authority (Housing revenue, Northern Trust Company LOC)	3.64	9-1-2027	11,000,000	11,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3183 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.65	1-1-2059	4,315,000	4,315,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0489 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	9-1-2028	2,705,000	2,705,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1136 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	6-1-2029	2,600,000	2,600,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1655 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64%	3-1-2029	$3,000,000	$3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1659 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	6-1-2029	2,100,000	2,100,000
				28,220,000
Idaho: 0.79%
Variable rate demand notes ø: 0.79%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series ID (Health revenue)	3.70	12-1-2048	6,235,000	6,235,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1654 (Tax revenue, Bank of America N.A. LIQ)144A	3.64	8-15-2048	3,425,000	3,425,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0565 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	3.66	1-1-2054	4,355,000	4,355,000
				14,015,000
Illinois: 5.87%
Variable rate demand notes ø: 5.87%
County of Lake Whispering Oaks Associates LP (Housing revenue, FHLMC LIQ)	3.61	11-1-2045	250,000	249,978
Illinois Development Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	3.90	8-1-2026	1,133,000	1,133,000
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank N.A. LOC)	3.62	3-1-2032	2,600,000	2,600,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series B (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.30	8-15-2049	2,100,000	2,100,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (Health revenue, JPMorgan Chase Bank N.A. SPA)	3.30	8-15-2057	3,705,000	3,705,000
Illinois Housing Development Authority Series P (Housing revenue, GNMA / FNMA / FHLMC Insured, TD Bank N.A. SPA)	3.55	4-1-2049	6,265,000	6,265,000
Quad Cities Regional EDA Augustana College Series A (Education revenue, BMO Harris Bank N.A. LOC)	3.60	10-1-2035	4,400,000	4,400,000
RBC Municipal Products, Inc. Trust Series 2023-E-156 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A##	3.66	11-25-2026	45,750,000	45,750,000
Rib Floater Trust Various States Series 2024-009 (Health revenue, Barclays Bank plc LIQ)144A	3.64	8-15-2052	7,495,000	7,495,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3153 (Tax revenue, BAM Insured, Barclays Bank plc LIQ)144A	3.68	12-1-2044	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0434 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	1-1-2043	2,750,000	2,750,000
Tender Option Bond Trust Receipts/Certificates Series 2023- YX1326 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.65	11-15-2038	4,575,000	4,575,000
The accompanying notes are an integral part of these financial statements.
6 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- YX1327 (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.64%	12-1-2044	$5,590,000	$5,590,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1338 (GO revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.64	5-1-2049	3,955,000	3,955,000
Village of Brookfield Chicago Zoological Society (Miscellaneous revenue, Northern Trust Company LOC)	3.90	6-1-2038	2,845,000	2,845,000
				103,412,978
Indiana: 0.78%
Variable rate demand notes ø: 0.78%
Indiana Finance Authority Duke Energy Indiana LLC (Industrial development revenue, Mizuho Bank Limited LOC)	3.50	12-1-2039	250,000	249,979
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Industrial development revenue, Sumitomo Mitsui Banking Corp. LOC)	4.05	12-1-2039	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF2990 (Education revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.69	9-1-2057	4,405,000	4,405,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1332 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	3.64	7-1-2054	6,040,000	6,040,000
				13,694,979
Iowa: 0.06%
Variable rate demand notes ø: 0.06%
Iowa Finance Authority Health System Obligated Group Series F (Health revenue, JPMorgan Chase Bank N.A. LOC)	3.95	7-1-2041	1,000,000	1,000,000
Kansas: 1.55%
Other municipal debt : 1.31%
City of Manhattan Series 01 (GO revenue, BAM Insured)§	5.00	12-15-2024	23,045,000	23,149,925
Variable rate demand notes ø: 0.24%
Mizuho Floater/Residual Trust Series 2024-MIZ9159 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	5-1-2037	4,260,006	4,260,006
Kentucky: 0.28%
Variable rate demand notes ø: 0.28%
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0556 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.66	1-1-2029	4,980,000	4,980,000
Louisiana: 1.30%
Variable rate demand notes ø: 1.30%
East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Corp. (Industrial development revenue)	4.07	12-1-2051	1,228,000	1,227,979
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Louisiana Public Facilities Authority Children’s Medical Center Obligated Group Series A (Health revenue, UBS AG LOC)	3.59%	9-1-2057	$3,300,000	$3,300,000
Louisiana Public Facilities Authority Children’s Medical Center Obligated Group Series B (Health revenue, UBS AG LOC)	3.61	9-1-2057	13,315,000	13,315,000
State of Louisiana Gasoline & Fuels Tax Revenue Series A-1 (Tax revenue, Toronto-Dominion Bank LOC)	4.05	5-1-2043	5,000,000	5,000,000
				22,842,979
Maryland: 2.24%
Other municipal debt : 1.19%
County of Montgomery (Health revenue)	3.65	9-3-2024	21,000,000	21,000,000
Variable rate demand notes ø: 1.05%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3152 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.65	7-1-2047	5,615,000	5,615,000
Washington Suburban Sanitary Commission Series B BAN (Water & sewer revenue, TD Bank N.A. SPA)	4.00	6-1-2027	12,800,000	12,800,000
				18,415,000
Massachusetts: 1.44%
Other municipal debt : 0.97%
Massachusetts Bay Transportation Authority Sales Tax Revenue (Tax revenue)	3.53	8-6-2024	13,650,000	13,650,000
Massachusetts Water Resources Authority (Water & sewer revenue)	3.65	8-8-2024	3,500,000	3,500,000
				17,150,000
Variable rate demand notes ø: 0.47%
Mizuho Floater/Residual Trust Series 2024-MIZ9179 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	12-4-2026	3,900,000	3,900,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6005 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.76	12-1-2037	4,280,000	4,280,000
				8,180,000
Michigan: 5.57%
Other municipal debt : 3.70%
Michigan Finance Authority Series A-1 (Miscellaneous revenue)§%%	5.00	7-21-2025	6,000,000	6,089,880
Michigan Finance Authority Series A-2 (Miscellaneous revenue)§%%	5.00	8-20-2025	3,900,000	3,964,155
Regents of the University of Michigan/Ann Arbor (Health revenue)	3.52	9-23-2024	26,820,000	26,820,000
Regents of the University of Michigan/Ann Arbor (Health revenue)	3.68	8-1-2024	6,450,000	6,450,000
Regents of the University of Michigan/Ann Arbor (Health revenue)	3.70	8-2-2024	6,890,000	6,890,000
Texas A&M University (Education revenue)	3.50	10-8-2024	15,000,000	15,000,000
				65,214,035
The accompanying notes are an integral part of these financial statements.
8 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 1.87%
Michigan State Housing Development Authority Series C (Housing revenue, TD Bank N.A. SPA)	3.65%	12-1-2035	$1,705,000	$1,705,000
Michigan State Housing Development Authority Series D (Housing revenue, TD Bank N.A. SPA)	3.65	6-1-2030	3,365,000	3,365,000
Rib Floater Trust Various States Series 2022-047 (Housing revenue, Barclays Bank plc LIQ)144A	4.05	12-1-2045	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3120 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	7-1-2025	21,666,000	21,666,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3221 (Housing revenue, Barclays Bank plc LIQ)144A	3.64	12-1-2053	1,960,000	1,960,000
University of Michigan Series B (Education revenue)	3.45	4-1-2028	800,000	800,000
				32,996,000
Minnesota: 3.30%
Variable rate demand notes ø: 3.30%
City of Burnsville Bridgeway Apartments LP LLP (Housing revenue, FNMA LOC, FNMA LIQ)	3.69	10-15-2033	2,375,000	2,375,000
City of Forest Lake Kilkenny Senior Housing LP (Housing revenue, FNMA LOC, FNMA LIQ)	3.70	8-15-2038	2,415,000	2,415,000
City of Minneapolis Fairview Health Services Obligated Group Series C (Health revenue, Wells Fargo Bank LOC)	3.95	11-15-2048	2,000,000	2,000,000
City of Oak Park Heights VSSA Boutwells Landing LLC (Housing revenue, FHLMC LIQ)	3.60	11-1-2035	4,900,000	4,900,000
City of Rochester Mayo Clinic Series B (Health revenue, Northern Trust Company SPA)	3.60	11-15-2038	3,200,000	3,200,000
County of Hennepin Series B (GO revenue, TD Bank N.A. SPA)	3.55	12-1-2038	9,680,000	9,680,000
Minnesota Housing Finance Agency Series D (Housing revenue, GNMA / FNMA / FHLMC Insured, Royal Bank of Canada SPA)	3.55	1-1-2045	6,540,000	6,540,000
Mizuho Floater/Residual Trust Series 2023-MIZ9139 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	4.27	10-1-2037	25,860,000	25,860,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3050 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.93	2-1-2039	1,172,727	1,172,727
				58,142,727
Missouri: 0.85%
Variable rate demand notes ø: 0.85%
RBC Municipal Products, Inc. Trust Series 2024-C23 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.65	12-1-2035	15,000,000	15,000,000
Nebraska: 3.21%
Other municipal debt : 2.58%
Lincoln Nebraska Electric (Utilities revenue)	3.55	8-15-2024	45,500,000	45,500,000
Variable rate demand notes ø: 0.63%
Nebraska Investment Finance Authority Phoenix Realty Special Account-U LP (Housing revenue, Northern Trust Company LOC)	4.66	9-1-2031	11,100,000	11,100,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 9

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 1.25%
Variable rate demand notes ø: 1.25%
New Hampshire HFA Series D (Housing revenue, GNMA / FNMA / FHLMC Insured)	3.58%	7-1-2056	$12,000,000	$12,000,000
RBC Municipal Products, Inc. Trust Series 2024-E157 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.65	5-1-2028	10,000,000	10,000,000
				22,000,000
New Jersey: 4.86%
Other municipal debt : 3.16%
City of East Orange (GO revenue)§	5.25	10-18-2024	5,000,000	5,012,804
County of Monmouth BAN (GO revenue)§	5.00	6-3-2025	5,000,000	5,064,016
Monmouth County Improvement Authority (Miscellaneous revenue)§	4.00	3-14-2025	17,000,000	17,081,216
New Jersey Educational Facilities Authority (Education revenue)	3.45	8-9-2024	14,800,000	14,800,000
Rutgers The State University of New Jersey (GO revenue)	3.58	9-23-2024	3,590,000	3,590,000
Township of North Brunswick BAN (GO revenue)§	5.00	7-8-2025	10,000,000	10,135,369
				55,683,405
Variable rate demand notes ø: 1.70%
Rib Floater Trust Various States Series 2024-001 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.86	11-1-2063	10,445,000	10,445,000
Tender Option Bond Trust Receipts/Certificates Series 2016- XM0226 (Miscellaneous revenue, NPFGC Insured, Bank of America N.A. LIQ)144A	3.65	9-11-2025	10,220,000	10,220,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1675 (Housing revenue, Toronto-Dominion Bank LOC, Toronto- Dominion Bank LIQ)144A	3.65	6-15-2050	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XX1329 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.65	6-15-2050	4,250,000	4,250,000
				29,915,000
New York: 7.65%
Other municipal debt : 0.81%
Town of Oyster Bay BAN (GO revenue)	4.75	8-23-2024	10,000,000	10,006,817
Village of Briarcliff Manor BAN (GO revenue)§	4.50	7-25-2025	4,303,525	4,336,069
				14,342,886
Variable rate demand notes ø: 6.84%
City of New York Series B-4 (GO revenue, Barclays Bank plc SPA)	4.02	10-1-2046	21,000,000	21,000,000
City of New York Series D-4 (GO revenue, State Street Bank & Trust Co. SPA)	4.05	5-1-2052	8,300,000	8,300,000
City of New York Series E-4 (GO revenue, Bank of America N.A. LOC)	3.62	8-1-2034	1,255,000	1,255,000
City of New York Series G6 (GO revenue, Mizuho Bank Limited LOC)	3.35	4-1-2042	5,000,000	5,000,000
Metropolitan Transportation Authority Series B (Transportation revenue, Royal Bank of Canada LOC)	4.00	11-15-2046	5,000,000	5,000,000
The accompanying notes are an integral part of these financial statements.
10 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1 (Water & sewer revenue, Bank of America N.A. SPA)	4.05%	6-15-2048	$2,300,000	$2,300,000
New York City Municipal Water Finance Authority Water & Sewer System Series AA-4 (Water & sewer revenue, State Street Bank & Trust Co. SPA)	4.00	6-15-2049	3,000,000	3,000,000
New York City Municipal Water Finance Authority Water & Sewer System Series F-2 (Water & sewer revenue, Citibank N.A. LOC)	4.05	6-15-2035	13,705,000	13,705,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	4.00	8-1-2043	2,100,000	2,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue Series A4 (Tax revenue, JPMorgan Chase Bank N.A. SPA)	4.05	8-1-2045	15,000,000	15,000,000
New York State Housing Finance Agency 8 East 102nd Street LLC Series A (Housing revenue, TD Bank N.A. LOC)	3.50	5-1-2044	10,000,000	10,000,000
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 247 (Housing revenue, TD Bank N.A. SPA)	3.45	10-1-2052	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Series 2018- XF2556 (Tax revenue, Toronto-Dominion Bank LIQ)144A	3.64	9-15-2025	5,600,000	5,600,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1420 (Tax revenue, Bank of America N.A. LIQ)144A	3.64	11-1-2046	4,800,000	4,800,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1442 (Water & sewer revenue, Toronto-Dominion Bank LIQ)144A	3.64	9-15-2052	3,560,000	3,560,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1660 (Tax revenue, JPMorgan Chase Bank N.A. LIQ)144A	4.15	11-1-2031	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Series 2024- CF7004 (Housing revenue, Citibank N.A. LOC, Citibank N.A. LIQ)144A	3.73	1-25-2040	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0561 (Housing revenue, Bank of America N.A. LIQ)144A	3.64	10-1-2054	2,365,000	2,365,000
Triborough Bridge & Tunnel Authority Series B-2A (Transportation revenue, State Street Bank & Trust Co. LOC)	3.38	1-1-2032	5,200,000	5,200,000
				120,535,000
North Carolina: 0.35%
Variable rate demand notes ø: 0.35%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series H (Health revenue, JPMorgan Chase Bank N.A. SPA)	4.00	1-15-2048	5,000,000	5,000,000
University of North Carolina at Chapel Hill Series B (Health revenue, TD Bank N.A. SPA)	4.05	2-15-2031	1,235,000	1,235,000
				6,235,000
Ohio: 5.03%
Other municipal debt : 2.87%
American Municipal Power, Inc. BAN (Miscellaneous revenue)§%%	4.50	8-7-2025	1,380,000	1,390,750
American Municipal Power, Inc. (Utilities revenue)§	4.50	4-10-2025	2,560,000	2,574,675
American Municipal Power, Inc. Village of Carey BAN (Utilities revenue)§	5.00	11-7-2024	1,160,000	1,161,970
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 11

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other municipal debt(continued)
American Municipal Power, Inc. Village of Holiday City BAN (Miscellaneous revenue)§	4.75%	4-24-2025	$740,000	$745,267
American Municipal Power, Inc. Village of Jackson Center BAN (Miscellaneous revenue)§	4.63	8-9-2024	675,000	675,097
American Municipal Power, Inc. Village of Monroeville BAN (Miscellaneous revenue)§	4.50	4-17-2025	440,000	442,439
American Municipal Power, Inc. Village of Pemberville BAN (Miscellaneous revenue)§	4.50	6-26-2025	400,000	401,753
American Municipal Power, Inc. Village of Pioneer BAN (Utilities revenue)§	5.00	11-14-2024	1,475,000	1,477,682
American Municipal Power, Inc. Wapakoneta BAN (Miscellaneous revenue)§	4.50	6-19-2025	1,000,000	1,004,724
City of Hamilton BAN (GO revenue)§	4.50	12-19-2024	3,500,000	3,511,497
Dublin City School District BAN (GO revenue)§	5.00	12-18-2024	3,750,000	3,767,579
Kings Local School District BAN (GO revenue)§	4.50	7-16-2025	5,000,000	5,034,517
Ohio Water Development Authority (Water & sewer revenue)	3.58	11-5-2024	18,500,000	18,500,000
Ohio Water Development Authority (Water & sewer revenue)	3.65	10-3-2024	10,000,000	10,000,000
				50,687,950
Variable rate demand notes ø: 2.16%
County of Franklin Trinity Health Corp. Obligated Group Series OH (Health revenue)	3.70	12-1-2046	5,000,000	5,000,000
Mizuho Floater/Residual Trust Series 2020-MIZ9020 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.71	5-1-2039	3,675,000	3,675,000
RBC Municipal Products, Inc. Trust Series 2022-C-18 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.65	1-15-2037	8,000,000	8,000,000
State of Ohio Series C (Housing revenue)	3.50	10-1-2036	6,500,000	6,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML5043 (Health revenue, Bank of America N.A. LIQ)144A	3.68	2-15-2047	5,800,000	5,800,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0553 (Miscellaneous revenue, AGM Insured, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	6-1-2050	3,640,000	3,640,000
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1330 (Housing revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.71	2-10-2026	5,450,000	5,450,000
				38,065,000
Oregon: 0.70%
Other municipal debt : 0.53%
State of Oregon Department of Transportation (Transportation revenue)	3.62	8-8-2024	9,350,000	9,350,000
Variable rate demand notes ø: 0.17%
State of Oregon Housing & Community Services Department Series B (Housing revenue, Sumitomo Mitsui Banking Corp. LOC)	3.66	7-1-2037	3,025,000	3,025,000
The accompanying notes are an integral part of these financial statements.
12 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 3.75%
Other municipal debt : 0.47%
City of Philadelphia Water & Wastewater Revenue (Water & sewer revenue)	3.53%	10-8-2024	$8,300,000	$8,300,000
Variable rate demand notes ø: 3.28%
Delaware Valley Regional Finance Authority Series D (Miscellaneous revenue, TD Bank N.A. LOC)	3.50	11-1-2055	5,500,000	5,500,000
Mizuho Floater/Residual Trust Series 2020-MIZ9051 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	11-1-2034	1,386,777	1,386,777
Pennsylvania Turnpike Commission Series B (Transportation revenue, TD Bank N.A. LOC)	3.65	12-1-2043	5,000,000	5,000,000
Pennsylvania Turnpike Commission (Transportation revenue, TD Bank N.A. LOC)	3.65	12-1-2039	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0536 (GO revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	9-1-2031	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML5049 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	4.21	2-1-2054	17,655,000	17,655,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML5057 (Education revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	4.27	6-1-2054	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1700 (Housing revenue, Royal Bank of Canada LIQ)144A	3.64	4-1-2045	10,260,000	10,260,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0566 (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	9-1-2028	2,065,000	2,065,000
				57,866,777
South Carolina: 3.49%
Other municipal debt : 1.01%
South Carolina Public Service Authority (Utilities revenue)	3.58	10-3-2024	13,000,000	13,000,000
South Carolina Public Service Authority (Utilities revenue)	3.63	8-6-2024	4,778,000	4,778,000
				17,778,000
Variable rate demand notes ø: 2.48%
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3075 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	6-1-2028	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	7-1-2028	17,000,000	17,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XL0418 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ)144A	3.65	12-1-2056	3,385,000	3,385,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XM1143 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.66	10-1-2029	6,000,000	6,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 13

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1653 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.66%	10-1-2029	$2,730,000	$2,730,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZL0525 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.64	3-1-2029	6,670,000	6,670,000
				43,785,000
Tennessee: 3.82%
Other municipal debt : 2.75%
City of Memphis (Miscellaneous revenue)	3.67	9-25-2024	10,000,000	10,000,000
Vanderbilt University (Health revenue)	3.32	10-16-2024	5,000,000	5,000,000
Vanderbilt University (Health revenue)	3.60	12-2-2024	13,500,000	13,500,000
Vanderbilt University (Health revenue)	3.75	9-23-2024	20,000,000	20,000,000
				48,500,000
Variable rate demand notes ø: 1.07%
Mizuho Floater/Residual Trust Series 2024-MIZ9181 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	12-4-2026	2,890,000	2,890,000
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Health revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	4.21	9-1-2036	6,720,000	6,720,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1421 (Miscellaneous revenue, Bank of America N.A. LIQ)144A	3.64	11-1-2052	6,700,000	6,700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF1658 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144A	3.66	11-1-2029	2,500,000	2,500,000
				18,810,000
Texas: 15.70%
Other municipal debt : 8.34%
City of San Antonio (Utilities revenue)	3.50	10-18-2024	19,400,000	19,400,000
City of San Antonio (Utilities revenue)	3.75	9-20-2024	15,000,000	15,000,000
County of Harris (GO revenue)	3.50	9-17-2024	19,640,000	19,640,000
Dallas Fort Worth International Airport (Airport revenue)	3.90	8-5-2024	10,000,000	10,000,000
Harris County Cultural Education Facilities Finance Corp. (Health revenue)	4.05	8-1-2024	40,000,000	40,000,000
San Antonio Water System (Water & sewer revenue)	3.80	8-16-2024	15,000,000	15,000,000
Texas A&M University (Education revenue)	3.67	8-12-2024	3,000,000	3,000,000
University of Texas Permanent University Fund (Education revenue)	3.81	8-5-2024	25,000,000	25,000,021
				147,040,021
Variable rate demand notes ø: 7.36%
City of Houston Combined Utility System Revenue Series B-3 (Water & sewer revenue, Sumitomo Mitsui Banking Corp. LOC)	3.93	5-15-2034	550,000	550,000
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series F (Health revenue)	3.50	7-1-2054	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.
14 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93%	3-1-2038	$10,000,000	$10,000,000
Port of Arthur Navigation District Industrial Development Corp. TotalEnergies Petrochemicals & Refining USA, Inc. (Industrial development revenue)	3.55	6-1-2041	20,000,000	20,000,000
State of Texas (GO revenue, FHLB SPA)	3.56	12-1-2050	2,375,000	2,375,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series A (Health revenue, TD Bank N.A. LOC)	4.05	10-1-2041	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (Health revenue, TD Bank N.A. LOC)	4.05	10-1-2041	1,200,000	1,200,000
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Education revenue, Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144A	4.01	6-15-2056	51,210,000	51,210,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF1448 (GO revenue, Bank of America N.A. LIQ)144A	3.64	2-15-2052	2,050,000	2,050,000
Tender Option Bond Trust Receipts/Certificates Series 2022- XF3037 (GO revenue, Barclays Bank plc LIQ)144A	3.64	8-15-2052	3,040,000	3,040,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6015 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.73	12-1-2055	4,500,000	4,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF1664 (Water & sewer revenue, Bank of America N.A. LIQ)144A	3.64	10-15-2056	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3089 (GO revenue, Barclays Bank plc LIQ)144A	3.64	8-15-2047	4,630,000	4,630,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3128 (GO revenue, UBS AG LIQ)144A	3.63	8-15-2053	2,370,000	2,370,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0513 (GO revenue, Bank of America N.A. LIQ)144A	3.64	2-1-2053	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6017 (Housing revenue, Bank of America N.A. LOC, Bank of America N.A. LIQ)144A	3.73	3-1-2052	4,860,000	4,860,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0556 (GO revenue, UBS AG LIQ)144A	4.05	2-15-2054	2,950,000	2,950,000
Texas Department of Transportation State Highway Fund Series B (Tax revenue, Sumitomo Mitsui Banking Corp. LIQ)	3.64	4-1-2032	7,900,000	7,900,000
				129,635,000
Utah: 0.56%
Variable rate demand notes ø: 0.56%
County of Utah Intermountain Healthcare Obligated Group Series C (Health revenue, BNY Mellon SPA)	3.60	5-15-2051	1,000,000	1,000,000
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 15

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes(continued)
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0563 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ)144A	3.66%	1-1-2054	$4,135,000	$4,135,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0543 (Housing revenue, BAM Insured, Barclays Bank plc LIQ)144A	3.72	5-15-2059	4,800,000	4,800,000
				9,935,000
Vermont: 0.10%
Variable rate demand notes ø: 0.10%
Vermont Educational & Health Buildings Financing Agency Landmark College, Inc. Series A (Education revenue, TD Bank N.A. LOC)	4.01	7-1-2033	1,730,000	1,730,000
Virginia: 0.15%
Variable rate demand notes ø: 0.15%
FHLMC Multifamily VRD Certificates Series M031 Class A (Housing revenue, FHLMC LIQ)144A	3.64	12-15-2045	2,560,000	2,560,000
Washington: 0.47%
Variable rate demand notes ø: 0.47%
Mizuho Floater/Residual Trust Series 2023-MIZ9156 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	6-1-2037	8,220,000	8,220,000
Wisconsin: 2.35%
Other municipal debt : 0.47%
State of Wisconsin (GO revenue)	3.82	8-22-2024	8,200,000	8,200,000
Variable rate demand notes ø: 1.88%
Tender Option Bond Trust Receipts/Certificates Series 2019- XF2831 (Housing revenue, Mizuho Capital Markets LLC LIQ)144A	3.93	7-1-2029	1,595,000	1,595,000
Tender Option Bond Trust Receipts/Certificates Series 2020- XF2869 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144A	3.93	11-1-2025	9,882,000	9,882,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (Health revenue, JPMorgan Chase Bank N.A. SPA)	4.00	4-1-2048	3,845,000	3,845,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (Health revenue, BMO Harris Bank N.A. SPA)	3.90	4-1-2048	7,665,000	7,665,000
Wisconsin HEFA Aspirus, Inc. Obligated Group Series B (Housing revenue, JPMorgan Chase Bank N.A. LOC)	3.53	8-15-2034	2,375,000	2,375,000
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Health revenue, Barclays Bank plc LOC)	4.00	2-15-2050	1,500,000	1,500,000
Wisconsin HEFA Medical College of Wisconsin, Inc. Series B (Education revenue, TD Bank N.A. LOC)	4.05	12-1-2033	1,000,000	1,000,000
Wisconsin Housing & EDA Housing Revenue Series B (Housing revenue, FHLB SPA)	3.55	5-1-2055	5,360,000	5,360,000
				33,222,000
The accompanying notes are an integral part of these financial statements.
16 | Retail Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Wyoming: 0.36%
Variable rate demand notes ø: 0.36%
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0544 (Housing revenue, GNMA / FNMA / FHLMC Insured, Bank of America N.A. LIQ)144A		3.64%	12-1-2053	$6,400,000	$6,400,000
Total municipal obligations (Cost $1,747,686,200)					1,747,686,200
Repurchase agreements ^^: 1.13%
Citigroup Global Markets Holdings, Inc., dated 7-31-2024, maturity value $20,002,961		5.33	8-1-2024	20,000,000	20,000,000
Total Repurchase agreements (Cost $20,000,000)					20,000,000
Total investments in securities (Cost $1,774,686,200)	100.68%				1,774,686,200
Other assets and liabilities, net	(0.68)				(12,016,606)
Total net assets	100.00%				$1,762,669,594

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
##	All or a portion of this security is segregated as collateral for when-issued securities.
%%	The security is purchased on a when-issued basis.
^^	Collateralized by U.S. government securities, 1.88% to 3.63%, 5-31-2028 to 2-15-2032, fair value including accrued interest is $20,400,005.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
EDA	Economic Development Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 17

Statement of assets and liabilities—July 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$1,774,686,200
Cash	256,595
Receivable for Fund shares sold	11,286,330
Receivable for interest	9,645,412
Receivable for investments sold	6,749,143
Prepaid expenses and other assets	225,013
Total assets	1,802,848,693
Liabilities
Payable for investments purchased	14,235,000
Payable for Fund shares redeemed	13,879,452
Payable for when-issued transactions	11,444,785
Dividends payable	181,120
Administration fees payable	130,545
Management fee payable	123,808
Shareholder servicing fee payable	26,411
Accrued expenses and other liabilities	157,978
Total liabilities	40,179,099
Total net assets	$1,762,669,594
Net assets consist of
Paid-in capital	$1,762,318,221
Total distributable earnings	351,373
Total net assets	$1,762,669,594
Computation of net asset value per share
Net assets–Class A	$66,132,969
Shares outstanding–Class A1	66,114,164
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$76,470,694
Shares outstanding–Administrator Class[1]	76,449,344
Net asset value per share–Administrator Class	$1.00
Net assets–Premier Class	$1,532,878,414
Shares outstanding–Premier Class[1]	1,532,445,314
Net asset value per share–Premier Class	$1.00
Net assets–Service Class	$87,187,517
Shares outstanding–Service Class[1]	87,162,963
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
18 | Retail Money Market Funds

Statement of operations—six months ended July 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$30,497,353
Expenses
Management fee	1,270,421
Administration fees
Class A	66,669
Administrator Class	35,538
Premier Class	589,581
Service Class	49,318
Shareholder servicing fees
Class A	83,337
Administrator Class	35,278
Service Class	33,202
Custody and accounting fees	30,548
Professional fees	33,770
Registration fees	133,526
Shareholder report expenses	14,831
Trustees’ fees and expenses	13,489
Other fees and expenses	17,489
Total expenses	2,406,997
Less: Fee waivers and/or expense reimbursements
Fund-level	(403,423)
Administrator Class	(9,803)
Premier Class	(63,916)
Net expenses	1,929,855
Net investment income	28,567,498
Net realized gains on investments	298,718
Net increase in net assets resulting from operations	$28,866,216
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 19

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2024 (unaudited)		Year ended January 31, 2024
Operations
Net investment income		$28,567,498		$43,640,837
Net realized gains on investments		298,718		172,232
Net increase in net assets resulting from operations		28,866,216		43,813,069
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,007,370)		(2,217,622)
Administrator Class		(1,173,296)		(2,728,350)
Premier Class		(25,062,115)		(36,413,333)
Service Class		(1,323,833)		(2,359,091)
Total distributions to shareholders		(28,566,614)		(43,718,396)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,501,015	8,501,015	14,124,070	14,124,070
Administrator Class	18,455,621	18,455,621	37,692,941	37,692,941
Premier Class	1,123,909,756	1,123,909,756	2,216,366,541	2,216,366,541
Service Class	15,329,646	15,329,646	21,953,146	21,953,146
		1,166,196,038		2,290,136,698
Reinvestment of distributions
Class A	994,476	994,476	2,171,417	2,171,417
Administrator Class	1,153,326	1,153,326	2,681,147	2,681,147
Premier Class	24,628,631	24,628,631	35,607,839	35,607,839
Service Class	473,157	473,157	712,765	712,765
		27,249,590		41,173,168
Payment for shares redeemed
Class A	(12,566,755)	(12,566,755)	(28,207,623)	(28,207,623)
Administrator Class	(14,139,073)	(14,139,073)	(65,390,803)	(65,390,803)
Premier Class	(1,004,874,745)	(1,004,874,745)	(1,677,701,650)	(1,677,701,650)
Service Class	(8,307,704)	(8,307,704)	(11,690,560)	(11,690,560)
		(1,039,888,277)		(1,782,990,636)
Net increase in net assets resulting from capital share transactions		153,557,351		548,319,230
Total increase in net assets		153,856,953		548,413,903
Net assets
Beginning of period		1,608,812,641		1,060,398,738
End of period		$1,762,669,594		$1,608,812,641
The accompanying notes are an integral part of these financial statements.
20 | Retail Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.51%	2.99%	0.99%	0.02%	0.27%	0.93%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.65%	0.66%	0.64%	0.66%
Net expenses	0.58%	0.59%	0.52%*	0.12%*	0.33%*	0.60%
Net investment income	3.02%	2.94%	0.97%	0.01%	0.25%	0.92%
Supplemental data
Net assets, end of period (000s omitted)	$66,133	$69,194	$81,106	$84,532	$100,920	$95,632

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.48%
Year ended January 31, 2021	0.25%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.65%	3.29%	1.23%	0.02%	0.35%	1.23%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.37%	0.38%	0.38%	0.37%	0.39%
Net expenses	0.30%	0.30%	0.28%*	0.11%*	0.25%*	0.30%
Net investment income	3.30%	3.22%	1.21%	0.01%	0.34%	1.22%
Supplemental data
Net assets, end of period (000s omitted)	$76,471	$70,989	$96,006	$108,157	$85,489	$107,457

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.02%
Year ended January 31, 2022	0.19%
Year ended January 31, 2021	0.04%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Premier Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.70%	3.39%	1.31%	0.02%	0.40%	1.33%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.25%	0.26%	0.27%	0.25%	0.27%
Net expenses	0.20%	0.20%	0.20%	0.12%[4]	0.20%	0.20%
Net investment income	3.40%	3.36%	1.42%	0.01%	0.38%	1.28%
Supplemental data
Net assets, end of period (000s omitted)	$1,532,878	$1,388,952	$814,588	$559,264	$632,040	$847,871

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
Retail Money Market Funds | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Service Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.03 [1]	0.01	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.03	0.01	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.61%	3.22%	1.09%	0.02%	0.30%	1.08%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.38%	0.55%	0.56%	0.54%	0.56%
Net expenses	0.38%	0.37%	0.42%*	0.12%*	0.29%*	0.45%
Net investment income	3.22%	3.17%	1.10%	0.01%	0.28%	1.06%
Supplemental data
Net assets, end of period (000s omitted)	$87,188	$79,678	$68,699	$65,673	$64,183	$64,802

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.33%
Year ended January 31, 2021	0.15%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Retail Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Retail Money Market Funds | 25

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$7,000,000	$0	$7,000,000
Municipal obligations	0	1,747,686,200	0	1,747,686,200
Repurchase agreements	0	20,000,000	0	20,000,000
Total assets	$0	$1,774,686,200	$0	$1,774,686,200
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
26 | Retail Money Market Funds

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2024, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses.  When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual expense caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.30
Premier Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $169,150,000, $140,695,000 and $51 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2024.
Retail Money Market Funds | 27

Notes to financial statements (unaudited)
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
28 | Retail Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Retail Money Market Funds | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

30 | Retail Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Retail Money Market Funds | 31

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class, except for the Class A shares, which was higher than the median net operating expense ratio of the expense Group.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of the average rates for the Fund’s expense Group for the Premier Class shares, and in range of the sum of the average rates for the expense Groups for the Class A, the Administrator Class, and the Service Class shares.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

32 | Retail Money Market Funds

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Retail Money Market Funds | 33

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0452 07-24

Government Money Market Funds

Allspring Treasury Plus Money Market Fund
Long Form Financial Statements
Semi-Annual Report
July 31, 2024

Government Money Market Funds | 1

Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 56.15%
Australia & New Zealand Banking Group Ltd., dated 7-31-2024, maturity value $1,583,234,299(01)	5.35%	8-1-2024	$1,582,999,048	$1,582,999,048
Bank of Montreal, dated 7-31-2024, maturity value $750,778,750(02)	5.34	8-7-2024	750,000,000	750,000,000
Barclays Bank PLC, dated 7-31-2024, maturity value $529,378,513(03)	5.34	8-1-2024	529,300,000	529,300,000
Citigroup Global Markets Holdings, Inc., dated 7-31-2024, maturity value $145,021,468(04)	5.33	8-1-2024	145,000,000	145,000,000
Deutsche Bank Securities, Inc., dated 7-30-2024, maturity value $500,148,056(05)	5.33	8-1-2024	500,000,000	500,000,000
Fixed Income Clearing Corp. - Barclays, dated 7-31-2024, maturity value $100,014,889(06)	5.36	8-1-2024	100,000,000	100,000,000
Fixed Income Clearing Corp. - BNP Paribas, dated 7-31-2024, maturity value $2,500,371,528(07)	5.35	8-1-2024	2,500,000,000	2,500,000,000
Fixed Income Clearing Corp. - JPMorgan, dated 7-31-2024, maturity value $2,500,371,528(08)	5.35	8-1-2024	2,500,000,000	2,500,000,000
Fixed Income Clearing Corp. - Standard Chartered Bank, dated 7-31-2024, maturity value $2,026,202,794(09)	5.35	8-1-2024	2,025,901,722	2,025,901,722
MUFG Securities EMEA PLC, dated 7-31-2024, maturity value $2,000,297,222(10)	5.35	8-1-2024	2,000,000,000	2,000,000,000
NatWest Group PLC, dated 7-31-2024, maturity value $1,251,110,417(11)	5.33	8-6-2024	1,250,000,000	1,250,000,000
NatWest Group PLC, dated 7-31-2024, maturity value $400,059,333(12)	5.34	8-1-2024	400,000,000	400,000,000
Societe Generale, dated 7-29-2024, maturity value $150,155,750(13)	5.34	8-5-2024	150,000,000	150,000,000
Societe Generale, dated 7-8-2024, maturity value $251,149,583(14)	5.34	8-8-2024	250,000,000	250,000,000
Societe Generale, dated 7-15-2024, maturity value $251,151,736(15)	5.35	8-15-2024	250,000,000	250,000,000
Societe Generale, dated 7-16-2024, maturity value $200,921,389(16)	5.35	8-16-2024	200,000,000	200,000,000
Societe Generale, dated 7-19-2024, maturity value $100,475,556(17)	5.35	8-20-2024	100,000,000	100,000,000
Total repurchase agreements (Cost $15,233,200,770)				15,233,200,770
U.S. Treasury securities: 45.17%
U.S. Treasury Bills%%☼	4.93	12-3-2024	75,000,000	73,737,608
U.S. Treasury Bills%%☼	4.93	12-3-2024	75,000,000	73,737,484
U.S. Treasury Bills☼	4.94	1-16-2025	260,000,000	254,087,007
U.S. Treasury Bills☼	4.95	1-9-2025	340,000,000	332,574,769
U.S. Treasury Bills☼	4.97	6-12-2025	45,000,000	43,070,231
U.S. Treasury Bills☼	4.98	4-17-2025	100,000,000	96,465,009
U.S. Treasury Bills☼	5.00	5-15-2025	110,000,000	105,673,396
U.S. Treasury Bills%%☼	5.03	1-30-2025	35,000,000	34,128,106
U.S. Treasury Bills%%☼	5.04	1-30-2025	115,000,000	112,129,683
U.S. Treasury Bills☼	5.06	12-26-2024	210,000,000	205,716,971
U.S. Treasury Bills☼	5.06	1-23-2025	150,000,000	146,359,635
The accompanying notes are an integral part of these financial statements.
2 | Government Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bills☼	5.07%	8-1-2024	$150,000,000	$150,000,000
U.S. Treasury Bills☼	5.11	8-8-2024	160,000,000	159,843,193
U.S. Treasury Bills☼	5.13	8-15-2024	160,000,000	159,685,098
U.S. Treasury Bills☼	5.17	8-22-2024	180,000,000	179,464,258
U.S. Treasury Bills☼	5.17	9-5-2024	140,000,000	139,306,548
U.S. Treasury Bills☼	5.17	9-12-2024	210,000,000	208,750,121
U.S. Treasury Bills☼	5.17	9-26-2024	50,000,000	49,603,061
U.S. Treasury Bills☼	5.18	11-26-2024	150,000,000	147,508,875
U.S. Treasury Bills☼	5.19	1-2-2025	30,000,000	29,343,447
U.S. Treasury Bills☼	5.20	8-29-2024	140,000,000	139,441,155
U.S. Treasury Bills☼	5.21	10-10-2024	90,000,000	89,101,132
U.S. Treasury Bills☼	5.21	11-19-2024	150,000,000	147,645,266
U.S. Treasury Bills☼	5.22	12-5-2024	100,000,000	98,196,485
U.S. Treasury Bills☼	5.22	12-19-2024	150,000,000	146,998,458
U.S. Treasury Bills☼	5.23	10-17-2024	100,000,000	98,897,189
U.S. Treasury Bills☼	5.23	10-24-2024	100,000,000	98,796,467
U.S. Treasury Bills☼	5.23	11-7-2024	150,000,000	147,893,817
U.S. Treasury Bills☼	5.23	12-12-2024	150,000,000	147,138,976
U.S. Treasury Bills☼	5.24	10-31-2024	100,000,000	98,693,644
U.S. Treasury Bills☼	5.24	11-14-2024	200,000,000	196,985,508
U.S. Treasury Bills☼	5.24	11-21-2024	150,000,000	147,590,133
U.S. Treasury Bills☼	5.24	11-29-2024	100,000,000	98,276,584
U.S. Treasury Bills☼	5.26	10-3-2024	240,000,000	237,819,342
U.S. Treasury Bills☼	5.27	8-6-2024	50,000,000	49,963,903
U.S. Treasury Bills☼	5.27	11-12-2024	150,000,000	147,768,834
U.S. Treasury Bills☼	5.28	11-5-2024	100,000,000	98,612,533
U.S. Treasury Bills☼	5.29	10-8-2024	160,000,000	158,422,475
U.S. Treasury Bills☼	5.29	10-15-2024	160,000,000	158,261,896
U.S. Treasury Bills☼	5.29	10-22-2024	100,000,000	98,811,456
U.S. Treasury Bills☼	5.29	10-29-2024	100,000,000	98,709,994
U.S. Treasury Bills☼	5.30	9-17-2024	150,000,000	148,975,576
U.S. Treasury Bills☼	5.31	8-13-2024	100,000,000	99,825,567
U.S. Treasury Bills☼	5.31	8-27-2024	50,000,000	49,810,778
U.S. Treasury Bills☼	5.31	9-10-2024	125,000,000	124,272,778
U.S. Treasury Bills☼	5.31	9-24-2024	150,000,000	148,822,181
U.S. Treasury Bills☼	5.31	10-1-2024	100,000,000	99,112,535
U.S. Treasury Bills☼	5.32	9-3-2024	50,000,000	49,759,696
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.13%)±	5.38	7-31-2025	160,000,000	159,928,588
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.14%)±	5.40	10-31-2024	300,000,000	299,927,216
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.15%)±	5.41	4-30-2026	450,000,000	449,983,844
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±##	5.43	4-30-2025	785,000,000	785,103,165
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.17%)±	5.43	10-31-2025	600,000,000	599,726,042
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 3

Portfolio of investments—July 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.18%)±		5.44%	7-31-2026	$300,000,000	$300,000,000
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.20%)±		5.46	1-31-2025	550,000,000	550,046,342
U.S. Treasury Floating Rate Notes (U.S. Treasury 3 Month Bill Money Market Yield+0.25%)±		5.50	1-31-2026	380,000,000	380,151,384
U.S. Treasury Notes		0.25	6-30-2025	30,000,000	28,712,329
U.S. Treasury Notes		0.38	8-15-2024	250,000,000	249,535,079
U.S. Treasury Notes		0.38	4-30-2025	100,000,000	96,641,741
U.S. Treasury Notes		0.50	3-31-2025	120,000,000	116,546,163
U.S. Treasury Notes		0.63	10-15-2024	170,000,000	168,386,945
U.S. Treasury Notes		0.75	11-15-2024	240,000,000	237,017,660
U.S. Treasury Notes		1.13	2-28-2025	215,000,000	210,436,441
U.S. Treasury Notes		1.38	1-31-2025	160,000,000	157,328,106
U.S. Treasury Notes		1.50	10-31-2024	15,000,000	14,863,642
U.S. Treasury Notes		1.50	11-30-2024	30,000,000	29,668,038
U.S. Treasury Notes		1.75	12-31-2024	170,000,000	167,733,726
U.S. Treasury Notes		2.13	5-15-2025	50,000,000	48,830,304
U.S. Treasury Notes		2.25	11-15-2024	71,000,000	70,402,961
U.S. Treasury Notes		2.25	12-31-2024	250,000,000	247,400,354
U.S. Treasury Notes		2.38	8-15-2024	100,000,000	99,884,917
U.S. Treasury Notes		2.63	3-31-2025	25,000,000	24,615,308
U.S. Treasury Notes		2.63	4-15-2025	35,000,000	34,435,318
U.S. Treasury Notes		2.75	2-28-2025	30,000,000	29,660,292
U.S. Treasury Notes		2.75	5-15-2025	150,000,000	147,255,762
U.S. Treasury Notes		2.75	6-30-2025	60,000,000	58,757,490
U.S. Treasury Notes		2.88	4-30-2025	65,000,000	63,939,056
U.S. Treasury Notes		3.00	7-15-2025	10,000,000	9,805,055
U.S. Treasury Notes		3.88	4-30-2025	40,000,000	39,667,156
U.S. Treasury Notes		4.13	1-31-2025	170,000,000	169,359,922
U.S. Treasury Notes		4.38	10-31-2024	60,000,000	59,843,722
U.S. Treasury Notes		4.63	6-30-2025	25,000,000	24,890,423
Total U.S. treasury securities (Cost $12,256,273,349)					12,256,273,349
Total investments in securities (Cost $27,489,474,119)	101.32%				27,489,474,119
Other assets and liabilities, net	(1.32)				(356,853,564)
Total net assets	100.00%				$27,132,620,555

The accompanying notes are an integral part of these financial statements.
4 | Government Money Market Funds

Portfolio of investments—July 31, 2024 (unaudited)

^^	Collateralized by:
(01) U.S. government securities, 0.38% to 4.88%, 10-31-2024 to 5-15-2053, fair value including accrued interest is $1,622,122,170.
(02) U.S. government securities, 0.13% to 5.00%, 1-15-2025 to 2-15-2054, fair value including accrued interest is $765,000,009.
(03) U.S. government securities, 0.63% to 3.75%, 12-31-2027 to 2-15-2048, fair value including accrued interest is $539,886,002.
(04) U.S. government securities, 1.88% to 3.63%, 5-31-2028 to 2-15-2032, fair value including accrued interest is $147,900,033.
(05) U.S. government securities, 0.75% to 4.50%, 3-31-2026 to 5-15-2034, fair value including accrued interest is $510,000,033.
(06) U.S. government securities, 4.50% to 4.50%, 3-31-2026 to 3-31-2026, fair value including accrued interest is $102,000,070.
(07) U.S. government securities, 0.00% to 5.43%, 9-12-2024 to 5-15-2054, fair value including accrued interest is $2,550,000,001.
(08) U.S. government securities, 0.00% to 5.00%, 11-12-2024 to 8-15-2047, fair value including accrued interest is $2,550,000,070.
(09) U.S. government securities, 4.00% to 4.88%, 7-15-2026 to 10-31-2028, fair value including accrued interest is $2,067,219,762.
(10) U.S. government securities, 0.00% to 6.63%, 8-20-2024 to 5-15-2033, fair value including accrued interest is $2,040,000,000.
(11) U.S. government securities, 0.00% to 4.88%, 8-15-2024 to 5-15-2054, fair value including accrued interest is $1,275,000,015.
(12) U.S. government securities, 0.38% to 4.63%, 10-15-2024 to 5-15-2051, fair value including accrued interest is $408,000,087.
(13) U.S. government securities, 0.13% to 2.88%, 7-15-2025 to 5-15-2052, fair value including accrued interest is $153,000,000.
(14) U.S. government securities, 0.50% to 2.75%, 5-31-2027 to 8-15-2032, fair value including accrued interest is $255,000,023.
(15) U.S. government securities, 3.88% to 4.13%, 3-31-2029 to 8-15-2033, fair value including accrued interest is $255,000,041.
(16) U.S. government securities, 0.00%, 9-3-2024 to 7-10-2025, fair value is $204,000,017.
(17) U.S. government securities, 1.25% to 4.38%, 7-31-2026 to 8-15-2031, fair value including accrued interest is $102,000,011.
%%	The security is purchased on a when-issued basis.
☼	Zero coupon security. The rate represents the current yield to maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 5

Statement of assets and liabilities—July 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at amortized cost	$12,256,273,349
Investments in repurchase agreements, at amortized cost	15,233,200,770
Cash	199,990
Receivable for interest	13,600,877
Receivable for Fund shares sold	2,821,930
Prepaid expenses and other assets	299,812
Total assets	27,506,396,728
Liabilities
Payable for when-issued transactions	293,732,882
Dividends payable	70,649,035
Payable for Fund shares redeemed	4,040,182
Management fee payable	2,483,298
Administration fees payable	1,812,774
Shareholder servicing fee payable	655,861
Accrued expenses and other liabilities	402,141
Total liabilities	373,776,173
Total net assets	$27,132,620,555
Net assets consist of
Paid-in capital	$27,132,981,388
Total distributable loss	(360,833)
Total net assets	$27,132,620,555
Computation of net asset value per share
Net assets–Class A	$1,694,865,880
Shares outstanding–Class A1	1,694,758,444
Net asset value per share–Class A	$1.00
Net assets–Administrator Class	$18,620,600
Shares outstanding–Administrator Class[1]	18,619,207
Net asset value per share–Administrator Class	$1.00
Net assets–Institutional Class	$16,501,516,137
Shares outstanding–Institutional Class[1]	16,500,463,703
Net asset value per share–Institutional Class	$1.00
Net assets–Roberts & Ryan Class	$104,099
Shares outstanding–Roberts & Ryan Class[1]	104,092
Net asset value per share–Roberts & Ryan Class	$1.00
Net assets–Select Class	$7,281,296,222
Shares outstanding–Select Class[1]	7,280,803,828
Net asset value per share–Select Class	$1.00
Net assets–Service Class	$1,636,217,617
Shares outstanding–Service Class[1]	1,636,113,516
Net asset value per share–Service Class	$1.00
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Government Money Market Funds

Statement of operations—six months ended July 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$728,686,161
Expenses
Management fee	18,052,973
Administration fees
Class A	1,623,420
Administrator Class	10,936
Institutional Class	6,356,987
Roberts & Ryan Class	41
Select Class	1,559,203
Service Class	1,056,429
Shareholder servicing fees
Class A	2,029,275
Administrator Class	10,936
Service Class	2,200,893
Custody and accounting fees	445,377
Professional fees	44,825
Registration fees	169,330
Shareholder report expenses	15,783
Trustees’ fees and expenses	13,431
Other fees and expenses	278,814
Total expenses	33,868,653
Less: Fee waivers and/or expense reimbursements
Fund-level	(15,266)
Class A	(84,266)
Institutional Class	(1,621,600)
Roberts & Ryan Class	(10)
Select Class	(1,559,203)
Service Class	(531,853)
Net expenses	30,056,455
Net investment income	698,629,706
Net realized losses on investments	(85,839)
Net increase in net assets resulting from operations	$698,543,867
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended July 31, 2024 (unaudited)		Year ended January 31, 2024
Operations
Net investment income		$698,629,706		$1,302,847,535
Net realized gains (losses) on investments		(85,839)		134,191
Net increase in net assets resulting from operations		698,543,867		1,302,981,726
Distributions to shareholders from
Net investment income and net realized gains
Class A		(38,949,823)		(74,300,517)
Administrator Class		(551,155)		(1,258,552)
Institutional Class		(411,519,375)		(779,368,224)
Roberts & Ryan Class		(2,641)		(1,451)[1]
Select Class		(204,221,738)		(372,944,731)
Service Class		(43,390,240)		(75,165,216)
Total distributions to shareholders		(698,634,972)		(1,303,038,691)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,270,668,527	10,270,668,527	18,090,907,697	18,090,907,697
Administrator Class	60,401,594	60,401,594	56,931,747	56,931,747
Institutional Class	35,983,698,116	35,983,698,116	82,912,347,680	82,912,347,680
Roberts & Ryan Class	0	0	100,000 [1]	100,000 [1]
Select Class	120,983,190,665	120,983,190,665	156,674,927,496	156,674,927,496
Service Class	5,695,771,935	5,695,771,935	15,675,394,045	15,675,394,045
		172,993,730,837		273,410,608,665
Reinvestment of distributions
Class A	9,499,140	9,499,140	17,914,143	17,914,143
Administrator Class	548,777	548,777	1,247,377	1,247,377
Institutional Class	116,481,554	116,481,554	237,882,496	237,882,496
Roberts & Ryan Class	2,641	2,641	1,451 [1]	1,451 [1]
Select Class	148,923,463	148,923,463	271,578,262	271,578,262
Service Class	17,391,531	17,391,531	26,167,185	26,167,185
		292,847,106		554,790,914
Payment for shares redeemed
Class A	(10,202,596,083)	(10,202,596,083)	(17,961,213,574)	(17,961,213,574)
Administrator Class	(66,985,177)	(66,985,177)	(60,292,856)	(60,292,856)
Institutional Class	(36,197,747,881)	(36,197,747,881)	(80,023,008,819)	(80,023,008,819)
Select Class	(122,386,779,175)	(122,386,779,175)	(153,976,003,636)	(153,976,003,636)
Service Class	(6,127,338,392)	(6,127,338,392)	(15,066,838,947)	(15,066,838,947)
		(174,981,446,708)		(267,087,357,832)
Net increase (decrease) in net assets resulting from capital share transactions		(1,694,868,765)		6,878,041,747
Total increase (decrease) in net assets		(1,694,959,870)		6,877,984,782
Net assets
Beginning of period		28,827,580,425		21,949,595,643
End of period		$27,132,620,555		$28,827,580,425
1 For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
The accompanying notes are an integral part of these financial statements.
8 | Government Money Market Funds

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.01	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00	0.00 [2]	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.41%	4.68%	1.51%	0.01%	0.12%	1.56%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.60%	0.62%	0.61%	0.61%	0.61%
Net expenses	0.58%	0.59%	0.50%*	0.06%*	0.25%*	0.60%
Net investment income	4.80%	4.58%	1.33%	0.01%	0.11%	1.53%
Supplemental data
Net assets, end of period (000s omitted)	$1,694,866	$1,617,295	$1,469,727	$2,421,542	$1,537,192	$1,379,059

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.10%
Year ended January 31, 2022	0.54%
Year ended January 31, 2021	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.53%	4.94%	1.71%	0.01%	0.16%	1.83%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.35%	0.34%	0.34%	0.34%
Net expenses	0.34%	0.34%	0.26%*	0.06%*	0.24%*	0.34%
Net investment income	5.04%	4.83%	1.10%	0.01%	0.16%	1.84%
Supplemental data
Net assets, end of period (000s omitted)	$18,621	$24,656	$26,770	$117,556	$143,745	$137,102

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.08%
Year ended January 31, 2022	0.28%
Year ended January 31, 2021	0.10%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.03	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.60%	5.09%	1.84%	0.01%	0.21%	1.97%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.23%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.19%*	0.06%*	0.18%*	0.20%
Net investment income	5.18%	4.99%	1.84%	0.01%	0.16%	1.95%
Supplemental data
Net assets, end of period (000s omitted)	$16,501,516	$16,599,118	$13,471,949	$14,984,670	$15,879,274	$11,295,226

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
Year ended January 31, 2021	0.02%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 11

Financial highlights

(For a share outstanding throughout each period)

Roberts & Ryan Class	Six months ended July 31, 2024 (unaudited)	Year ended January 31, 2024[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.03 [2]	0.01 [2]
Net realized gains (losses) on investments	0.00	0.00 [3]
Total from investment operations	0.03	0.01
Distributions to shareholders from
Net investment income	(0.03)	(0.01)
Net realized gains	0.00	(0.00)[3]
Total distributions to shareholders	(0.03)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total return[4]	2.60%	1.45%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%
Net expenses	0.20%	0.20%
Net investment income	5.18%	5.22%
Supplemental data
Net assets, end of period (000s omitted)	$104	$101

[1]	For the period from October 20, 2023 (commencement of class operations) to January 31, 2024
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Select Class		2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03 [2]	0.05 [2]	0.02	0.00 [3]	0.00 [3]	0.02
Net realized gains (losses) on investments	0.00	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.03	0.05	0.02	0.00 [3]	0.00 [3]	0.02
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]	(0.02)
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]
Total distributions to shareholders	(0.03)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	2.63%	5.15%	1.89%	0.01%	0.24%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.19%	0.18%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.14%	0.06%[5]	0.14%	0.14%
Net investment income	5.24%	5.06%	1.87%	0.01%	0.09%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$7,281,296	$8,535,983	$5,565,461	$4,360,652	$3,118,274	$691,825

[1]	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.
Government Money Market Funds | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2024 (unaudited)	Year ended January 31
Service Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.02 [1]	0.05 [1]	0.02	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.02	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]
Total distributions to shareholders	(0.02)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.48%	4.83%	1.62%	0.01%	0.14%	1.72%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.51%	0.51%	0.51%
Net expenses	0.45%	0.45%	0.40%*	0.06%*	0.23%*	0.45%
Net investment income	4.93%	4.75%	1.60%	0.01%	0.12%	1.71%
Supplemental data
Net assets, end of period (000s omitted)	$1,636,218	$2,050,427	$1,415,688	$1,406,514	$1,416,203	$1,168,901

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.05%
Year ended January 31, 2022	0.39%
Year ended January 31, 2021	0.22%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Government Money Market Funds

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Repurchase agreements
The Fund may invest in repurchase agreements, under the terms of a Master Repurchase Agreement with selected financial institutions, and may participate in pooled repurchase agreement transactions with other funds advised by Allspring Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party arrangement or a central counterparty, in the case of a centrally cleared repurchase agreement. In a centrally cleared repurchase agreement, immediately following execution of the repurchase agreement, the agreement is novated to the central counterparty and the Fund’s counterparty on the repurchase agreement becomes the central counterparty. Subject to the tri-party arrangement or centrally cleared repurchase agreement, the custodian will value the collateral daily and take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certain money market instruments. Upon an event of counterparty default (including bankruptcy), under the terms of the Master Repurchase Agreement, both parties have the right to set-off. In case of centrally cleared repurchase agreements, depending on the event, the central counterparty or Fund will dispose the collateral to realize the amounts due. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are valued using amortized cost which approximates market value and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Government Money Market Funds | 15

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually.  Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP.  Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end.  Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$15,233,200,770	$0	$15,233,200,770
U.S. Treasury securities	0	12,256,273,349	0	12,256,273,349
Total assets	$0	$27,489,474,119	$0	$27,489,474,119
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At July 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative
16 | Government Money Market Funds

Notes to financial statements (unaudited)
services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
For the six months ended July 31, 2024, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Administrator Class	0.10
Institutional Class	0.08
Roberts & Ryan Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through May 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of July 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.58%
Administrator Class	0.34
Institutional Class	0.20
Roberts & Ryan Class	0.20
Select Class	0.14
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class are charged a fee at an annual rate up to 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates  of the Fund.
Government Money Market Funds | 17

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended July 31, 2024.
5.
CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
6.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
18 | Government Money Market Funds

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Government Money Market Funds | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

20 | Government Money Market Funds

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board Consideration of Investment Management and Sub-Advisory Agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 28-30, 2024 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2024, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business.* The Board also received information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., under a transition services agreement and an update on the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

Government Money Market Funds | 21

Other information (unaudited)
Management’s and the Sub-Adviser’s business continuity plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as fair valuation designee. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense Groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group for the Select Class shares, in range of the median net operating expense ratios of the expense Groups for the Administrator Class, the Institutional Class, the Service Class and the Roberts & Ryan Class shares, and higher than the median net operating expense ratio of the expense Group for the Class A shares.
The Board received information concerning, and discussed factors contributing to, the net operating expense ratios of the Fund relative to the expense Groups for each share class. The Board took note of the explanations for the net operating expense ratios of the Fund.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Allspring Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Allspring Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services. It was noted that advisory fee waivers, if any, are at the fund level and not class level.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of the average rates for the expense Groups for each share class.
The Board also received and considered information about the portion of the total management fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Allspring Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

22 | Government Money Market Funds

Other information (unaudited)
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it. The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Government Money Market Funds | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0453 07-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President, Principal Executive Officer

Date: September 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President, Principal Executive Officer

Date: September 25, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer, Principal Financial Officer

Date: September 25, 2024